     As filed with the Securities and Exchange Commission on October 28, 2005.
                                                              File No. 033-53692
                                                                     811-3072-03

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.  24                                    [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   72                                                  [X]
                       -----

                         Hartford Life Insurance Company
                              Separate Account VL I
                           (Exact Name of Registrant)

                         Hartford Life Insurance Company
                               (Name of Depositor)

                                  P.O. BOX 2999
                             Hartford, CT 06104-3585
                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585
               (Depositor's Telephone Number, Including Area Code)

                                Jerry K. Scheinfeldt
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

       ___ immediately upon filing pursuant to paragraph (b) of Rule 485
       _X_ on November 4, 2005 pursuant to paragraph (b) of Rule 485
       ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ___ on , pursuant to paragraph (a)(1) of Rule 485
       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           SUPPLEMENT DATED NOVEMBER 4, 2005 TO YOUR PROSPECTUS DATED
                  OCTOBER 3, 2005 AS AMENDED NOVEMBER 4, 2005

                                                                                       REGISTRATION   SEPARATE
       ISSUING COMPANY                             PRODUCT NAME                        STATEMENT NO.  ACCOUNT
  Hartford Life and Annuity  Stag Accumulator II VUL/Stag Variable Life Artisan          333-07471      VL I
  Insurance Company
                             Stag Protector II VUL                                       333-88787      VL I
                             Stag Wall Street VUL Series II                              333-82866      VL I
                             Hartford Quantum Life                                      333-110548      VL I
                             Stag Variable Life Last Survivor II Series II               333-67373     VL II
  Hartford Life Insurance    Stag Protector VUL Series II                               333-109530      VL I
  Company
                             Stag Accumulator VUL Series II                             333-109529      VL I
                             Hartford Quantum Life                                      333-110550      VL I
                             Stag Variable Life Last Survivor II Series II               333-88261     VL II

SUPPLEMENT DATED NOVEMBER 4, 2005 TO YOUR VARIABLE LIFE POLICY PROSPECTUS ISSUED
                                  BY HARTFORD
     LIFE AND ANNUITY INSURANCE COMPANY AND HARTFORD LIFE INSURANCE COMPANY

The following changes are made to disclosure in the Section entitled "Your Policy" or "Policy Limitations", depending upon which Policy you own:

Under the sub-section entitled "What Restrictions Are There on My Ability to Make a Sub-Account Transfer?" the last paragraph is deleted and replaced with the following:

    Hartford attempts to curb frequent transfers in the following ways:

    x  20 Transfer Rule

    x  Abusive Transfer Policy

Under the sub-section entitled "Abusive Transfer Policy," the following is added as the fifth bullet in the second paragraph:

    - The policies and procedures of a potentially affected underlying Fund regarding frequent trading.

Under the sub-section entitled "Abusive Transfer Policy," the following disclosure is added as the second to last paragraph:

    Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Policy Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

Under the sub-section entitled "Third Party Transfer Service Agreements," the first sentence is deleted and replaced with the following:

    In the past, Policy Owners that made an initial Premium Payment of $1 million or more, or who were acting on behalf of multiple Policy Owners with aggregate Policy values of $2 million or more, were required to sign a separate agreement with us that included additional restrictions on their ability to request Sub-Account transfers.

The first sentence of the first paragraph is deleted under the sub-section entitled "What if a Prospectus for the Underlying Funds has Different Policies and Procedures Regarding Frequent Trading?"

The following changes are made to disclosure in the Section entitled "Legal Proceedings:"

The third sentence of the first paragraph is deleted and replaced as follows:

    The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investment Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The second and third paragraphs are deleted and replaced as follows:

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, The Hartford agreed in principle with the Boards of Directors of the funds to indemnify the funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

    To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford
    Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that HLIC, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.

    The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. Additionally, The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in connection with these matters.

    Also, The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. Further, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters. The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5301

                                    PART A

STAG VARIABLE LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase
Series I of Stag Variable Life insurance policy. Please read it carefully before you purchase your variable life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.


Stag Variable Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  AIM V.I. Capital Appreciation Fund Sub-Account              Series I of the AIM V.I. Capital Appreciation Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Capital Development Fund Sub-Account               Series I of the AIM V.I. Capital Development Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Mid Cap Core Equity Fund Sub-Account               Series I of the AIM V.I. Mid Cap Core Equity Fund
                                                              of the A I M Variable Insurance Funds
  AIM V.I. Premier Equity Fund Sub-Account                    Series I of the AIM V.I. Premier Equity Fund of
                                                              the A I M Variable Insurance Funds
  AIM V.I. Small Cap Equity Fund Sub-Account                  Series I of the AIM V.I. Small Cap Equity Fund of
                                                              the A I M Variable Insurance Funds
  AllianceBernstein VP Small/Mid Cap Value Portfolio          Class B of the Small/Mid Cap Value Portfolio of
  Sub-Account                                                 the AllianceBernstein Variable Products Series
                                                              Fund, Inc.
  American Funds Asset Allocation Fund Sub-Account            Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  American Funds Blue Chip Income and Growth Fund Sub-        Class 2 of the Blue Chip Income and Growth Fund of
  Account                                                     American Funds Insurance Series
  American Funds Bond Fund Sub-Account                        Class 2 of the Bond Fund of American Funds
                                                              Insurance Series
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  American Funds International Fund Sub-Account               Class 2 of the International Fund of American
                                                              Funds Insurance Series

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  American Funds New World Fund Sub-Account                   Class 2 of the New World Fund of American Funds
                                                              Insurance Series
  Franklin Small Cap Value Securities Fund Sub-Account        Class 2 of the Franklin Small Cap Value Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Advisers HLS Fund Sub-Account                      Class IA of Hartford Advisers HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford Capital Appreciation HLS Fund Sub-Account (1)      Class IA of Hartford Capital Appreciation HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Disciplined Equity HLS Fund Sub-Account            Class IA of Hartford Disciplined Equity HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Dividend and Growth HLS Fund Sub-Account           Class IA of Hartford Dividend and Growth HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Global Advisers HLS Fund Sub-Account (Closed to    Class IA of Hartford Global Advisers HLS Fund of
  new and subsequent premium payments and transfers of        Hartford Series Fund, Inc.
  Account Value)
  Hartford Global Leaders HLS Fund Sub-Account (Closed to     Class IA of Hartford Global Leaders HLS Fund of
  new and subsequent premium payments and transfers of        Hartford Series Fund, Inc.
  Account Value)
  Hartford Global Technology HLS Fund Sub-Account (Closed to  Class IA of Hartford Global Technology HLS Fund of
  new and subsequent premium payments and transfers of        Hartford Series Fund, Inc.
  Account Value)
  Hartford Growth Opportunities HLS Fund Sub-Account          Class IA of Hartford Growth Opportunities HLS Fund
                                                              of Hartford HLS Series Fund II, Inc.
  Hartford Index HLS Fund Sub-Account                         Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities HLS Fund Sub-Account   Class IA of Hartford International Opportunities
                                                              HLS Fund of Hartford Series Fund, Inc.
  Hartford International Small Company HLS Fund Sub-Account   Class IA of Hartford International Small Company
                                                              HLS Fund of Hartford Series Fund, Inc.
  Hartford MidCap HLS Fund Sub-Account (2)                    Class IA of Hartford MidCap HLS Fund of Hartford
                                                              Series Fund, Inc.
  Hartford MidCap Value HLS Fund Sub-Account (3)              Class IA of Hartford MidCap Value HLS Fund of
                                                              Hartford Series Fund II, Inc.
  Hartford Money Market HLS Fund Sub-Account                  Class IA of Hartford Money Market HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Mortgage Securities HLS Fund Sub-Account           Class IA of Hartford Mortgage Securities HLS Fund
                                                              of Hartford Series Fund, Inc.
  Hartford Small Company HLS Fund Sub-Account (3)             Class IA of Hartford Small Company HLS Fund of
                                                              Hartford Series Fund, Inc.

(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

(3) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Hartford Stock HLS Fund Sub-Account                         Class IA shares of Hartford Stock HLS Fund of
                                                              Hartford HLS Series Fund, Inc.
  Hartford Total Return Bond HLS Fund Sub-Account (formerly   Class IA shares of Hartford Total Return Bond HLS
  Hartford Bond HLS Fund Sub-Account)                         Fund (formerly Hartford Bond HLS Fund) of Hartford
                                                              Series Fund, Inc.
  Hartford Value Opportunities HLS Fund Sub-Account           Class IA shares of Hartford Value Opportunities
                                                              HLS Fund of Hartford HLS Series Fund II, Inc.
  Lord Abbett America's Value Portfolio Sub-Account           Class VC shares of the Lord Abbett America's Value
                                                              Portfolio of the Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Portfolio Sub-Account         Class VC shares of the Lord Abbett Growth and
                                                              Income Portfolio of the Lord Abbett Series Fund,
                                                              Inc.
  MFS Investors Trust Series Sub-Account                      Initial Class of the MFS Investors Trust Series of
                                                              the MFS Variable Insurance Trust
  MFS New Discovery Series Sub-Account                        Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS Total Return Series Sub-Account                         Initial Class of the MFS-Registered Trademark-
                                                              Total Return Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  Mutual Shares Securities Fund Sub-Account                   Class 2 of the Mutual Shares Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Oppenheimer Capital Appreciation Fund/VA Sub-Account        Service Shares of Oppenheimer Capital Appreciation
                                                              Fund/ VA
  Oppenheimer Global Securities Fund/VA Sub-Account           Service Shares of Oppenheimer Global Securities
                                                              Fund/VA
  Oppenheimer Main Street Fund/VA Sub-Account                 Service Shares of Oppenheimer Main Street Fund/VA
  Putnam VT Capital Opportunities Sub-Account                 Class IB of Putnam VT Capital Opportunities Fund
                                                              of Putnam Variable Trust
  Putnam VT Diversified Income Fund Sub-Account (Closed to    Class IA of Putnam VT Diversified Income Fund of
  new and subsequent premium payments and transfers of        Putnam Variable Trust
  Account Value)
  Putnam VT Equity Income Sub-Account                         Class IB of Putnam VT Equity Income Fund of Putnam
                                                              Variable Trust
  Putnam VT The George Putnam Fund of Boston Sub-Account      Class IA of Putnam VT The George Putnam Fund of
  (Closed to new and subsequent premium payments and          Boston of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Global Asset Allocation Fund Sub-Account (Closed  Class IA of Putnam VT Global Asset Allocation Fund
  to new and subsequent premium payments and transfers of     of Putnam Variable Trust
  Account Value)
  Putnam VT Global Equity Sub-Account                         Class IA of Putnam VT Global Equity Fund of Putnam
                                                              Variable Trust
  Putnam VT Growth and Income Sub-Account                     Class IA of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account (Closed to new   Class IA of Putnam VT Health Sciences Fund of
  and subsequent premium payments and transfers of Account    Putnam Variable Trust
  Value)
  Putnam VT High Yield Sub-Account                            Class IA of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam VT Income Sub-Account                                Class IA of Putnam VT Income Fund of Putnam
                                                              Variable Trust
  Putnam VT International Equity Sub-Account                  Class IA of Putnam VT International Equity Fund of
                                                              Putnam Variable Trust

                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Putnam VT International Growth and Income Fund Sub-Account  Class IA of Putnam VT International Growth Fund of
  (Closed to new and subsequent premium payments and          Putnam Variable Trust
  transfers of Account Value)
  Putnam VT International New Opportunities Fund Sub-Account  Class IA of Putnam VT International New
  (Closed to new and subsequent premium payments and          Opportunities Fund of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Investors Fund Sub-Account (Closed to new and     Class IA of Putnam VT Investors Fund of Putnam
  subsequent premium payments and transfers of Account        Variable Trust
  Value)
  Putnam VT Money Market Fund Sub-Account (Closed to new and  Class IA of Putnam VT Money Market Fund of Putnam
  subsequent premium payments and transfers of Account        Variable Trust
  Value)
  Putnam VT New Opportunities Sub-Account                     Class IA of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account (Closed to new and     Class IA of Putnam VT New Value Fund of Putnam
  subsequent premium payments and transfers of Account        Variable Trust
  Value)
  Putnam VT OTC & Emerging Growth Fund Sub-Account (Closed    Class IA of Putnam VT OTC & Emerging Growth Fund
  to new and subsequent premium payments and transfers of     of Putnam Variable Trust
  Account Value)
  Putnam VT Small Cap Value Sub-Account                       Class IB of Putnam VT Small Cap Value Fund of
                                                              Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account      Class IA of Putnam VT Utilities Growth and Income
  (Closed to new and subsequent premium payments and          Fund of Putnam Variable Trust
  transfers of Account Value)
  Putnam VT Vista Fund Sub-Account (Closed to new and         Class IA of Putnam VT Vista Fund of Putnam
  subsequent premium payments and transfers of Account        Variable Trust
  Value)
  Putnam VT Voyager Sub-Account                               Class IA of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Fidelity VIP Asset Manager Portfolio Sub-Account (Closed    Initial Class of Fidelity VIP Asset Manager
  to new and subsequent premium payments and transfers of     Portfolio
  Account Value)
  Fidelity VIP Contrafund Portfolio Sub-Account               Service Class 2 of the Fidelity VIP Contrafund
                                                              Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account            Service Class 2 of the Fidelity VIP Equity-Income
                                                              Portfolio (Policies issued prior to October 3,
                                                              2005 will receive Initial class of Fidelity VIP
                                                              Equity-Income Portfolio)
  Fidelity VIP Mid Cap Portfolio Sub-Account                  Service Class 2 of the Fidelity VIP Mid Cap
                                                              Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account (Closed to new  Initial Class of Fidelity VIP Overseas Portfolio
  and subsequent premium payments and transfers of Account
  Value)
  Van Kampen LIT Comstock Portfolio Sub-Account               Class II shares of Comstock Portfolio of the Van
                                                              Kampen Life Investment Trust


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: OCTOBER 3, 2005 AS AMENDED ON NOVEMBER 4, 2005

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                         10
----------------------------------------------------------------------
  Hartford Life Insurance Company                                10
----------------------------------------------------------------------
  Separate Account VL I                                          10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           15
----------------------------------------------------------------------
YOUR POLICY                                                      17
----------------------------------------------------------------------
PREMIUMS                                                         23
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 25
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              26
----------------------------------------------------------------------
LOANS                                                            27
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          28
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       29
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                32
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        34
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              35
----------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, Guarantee Periods, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy;

 - Return of Premium Option: The death benefit is the current Face Amount plus the sum of the scheduled premiums paid.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEE PERIOD OPTIONS -- You have the ability to choose a Guarantee Period of one to ten years. During the Guarantee Period, additional contractual guarantees are provided, including the guarantee that the death benefit will be no less than the initial Face Amount and the policy will not lapse as long as certain scheduled premiums are paid or provided for by favorable investment experience.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a schedule of premiums when you purchase the policy. You may change your scheduled premiums, or pay additional premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable life insurance policy offered by us on the life of the insured.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may apply the Cash Surrender Value to a continuation option as extended term insurance or paid-up insurance. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges, or if you do not pay your scheduled premium. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- After the Guarantee Period, partial withdrawals are allowed. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. One partial withdrawal is allowed per month. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Federal Tax Considerations."

HARTFORD LIFE INSURANCE COMPANY                                                7
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FEE TABLES

The following table describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Front-end Sales Load                       When you pay premium.                      50% of each premium payment. (1)
Tax Charge on Premium Payments             When you pay premium.                      A percent of premium which varies by
                                                                                      your state and municipality of
                                                                                      residence. The range of tax charge is
                                                                                      generally between 0% and 4%.
                                                                                      This rate will change if your state or
                                                                                      municipality changes its premium tax
                                                                                      charges. It may change if you change
                                                                                      your state or municipality of residence.
Surrender Charge                           When you surrender your policy during      Up to 110% of your scheduled premium.
                                           the first nine policy years.
                                           If your policy lapses.
Face Amount Increase Fee                   For each unscheduled increase in Face      $100.
                                           Amount.
Transfer Fees                              When you make a transfer after the first   $25 per transfer.*
                                           transfer in any month.
Withdrawal Charge                          When you take a withdrawal.                $50 per withdrawal.

(1) In Policy Years 2-10, the maximum Front-end Sales load is 11% and in Policy Years 11+, the maximum Front-end Sales load is 3%.

*   Not currently being deducted.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   Minimum Charge
                                                                                      $0.06 per $1,000 of the net amount at
                                                                                      risk for a 10-year-old female
                                                                                      non-smoker.
                                                                                      Maximum Charge
                                                                                      $11.25 per $1,000 of the net amount at
                                                                                      risk for an 80-year-old male smoker.
                                                                                      Charge for a representative insured
                                                                                      $0.43 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old male smoker.
Mortality and Expense Risk Charge (1)      Monthly.                                   Minimum Charge
                                                                                      0.60% (annualized) of the Account Value
                                                                                      if a 10 year Guarantee Period is elected
                                                                                      Maximum Charge
                                                                                      1.40% (annualized) of the Account Value
                                                                                      if a 1 year Guarantee Period is elected
                                                                                      Charge for a representative insured
                                                                                      1.40% (annualized) of the Account Value
                                                                                      with a 1 year Guarantee Period election
Issue Charge (1)                           Monthly.                                   Minimum Charge
                                                                                      $50.00 per $1,000 of the Initial Face
                                                                                      Amount for any insured age 0.
                                                                                      Maximum Charge
                                                                                      $62.50 per $1,000 of the Initial Face
                                                                                      Amount for any insured age 80.
                                                                                      Charge for a representative insured
                                                                                      $62.50 per $1,000 of the Initial Face
                                                                                      Amount for a 55-year-old male
                                                                                      non-smoker.
Administrative Charge                      Monthly.                                   $8.33 during the Guarantee Period
                                                                                      $12.00 after the Guarantee Period
Loan Interest Rate                         Monthly if you have taken a loan on your   4% (2)
                                           policy.
Maturity Date Extension Rider              Monthly.                                   No Charge.
Yearly Renewable Term Life Insurance       Monthly.                                   Minimum Charge
Rider (1)                                                                             $0.06 per $1,000 of the net amount at
                                                                                      risk for a 10-year-old female
                                                                                      non-smoker.
                                                                                      Maximum Charge
                                                                                      $11.25 per $1,000 of the net amount at
                                                                                      risk for an 80-year-old male smoker.
                                                                                      Charge for a representative insured
                                                                                      $0.43 per $1,000 of the net amount at
                                                                                      risk for a 50-year-old male smoker.
Deduction Amount Waiver Rider (1)          Monthly.                                   Minimum Charge:
                                                                                      7% of the monthly deduction amount for a
                                                                                      10-year-old male.
                                                                                      Maximum Charge:
                                                                                      34% of the monthly deduction amount for
                                                                                      a 65-year-old female.
                                                                                      Charge for a representative insured:
                                                                                      13% of the monthly deduction amount for
                                                                                      a 50-year-old male.
Waiver of Specified Amount Disability      Monthly.                                   Maximum Charge
Benefit Rider                                                                         $0.02 per $1 of the Specified Amount
                                                                                      Disability Benefit elected.
Accidental Death Benefit Rider (1)         Monthly.                                   Minimum Charge:
                                                                                      0.083 per $1,000 of the Accidental Death
                                                                                      Benefit Amount for a 10-year-old.
                                                                                      Maximum Charge:
                                                                                      0.18 per $1,000 of the Accidental Death
                                                                                      Benefit Amount for a 10-year-old.
                                                                                      Charge for a representative insured:
                                                                                      0.128 per $1,000 of the Accidental Death
                                                                                      Benefit Amount for a 50-year-old.
Waiver of Scheduled Premium Option Rider   Each time you elect to waive the           Maximum Charge
                                           scheduled premium.                         11% of the waived scheduled Premiums.
                                                                                      There is no charge to add the rider to
                                                                                      your policy

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(2) Loan Accounts are credited with interest at an annual rate of 2% for the first ten policy years. Thereafter, the rate will be 3%. Preferred Loan Accounts are credited with interest at an annual rate of 4%.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

The following table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                         ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS AS OF DECEMBER 31, 2004)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.43%      1.30%
---------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
-----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             2/15/05              A+  Financial Strength
-----------------------------------------------------------------------------------------------------
 Standard & Poor's                       2/15/05             AA-  Financial Strength
-----------------------------------------------------------------------------------------------------
 Fitch                                   2/15/05             AA   Financial Strength
-----------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. CAPITAL DEVELOPMENT FUND -- Seeks long-term growth of capital. Invests in small and mid-cap stocks with strong growth prospects and attractive valuations.

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks to achieve long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of small-capitalization companies.

ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE PORTFOLIO -- Seeks long-term growth of capital.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------
securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (1)

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL ADVISERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL LEADERS HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD MIDCAP HLS FUND -- Seeks long-term growth of capital. Sub-advised by Wellington Management Company, LLP. (2)

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management. (3)

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP. (3)

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.

HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

LORD ABBETT AMERICA'S VALUE PORTFOLIO -- Seeks current income and capital appreciation.

(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

(3) Hartford MidCap Value HLS Fund and Hartford Small Company HLS Fund Sub-Accounts are closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME PORTFOLIO -- Seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- Seeks capital appreciation by investing in well-known established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA -- Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DIVERSIFIED INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
mainly in common stocks of companies outside the United States. The fund invests mainly in value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States. The fund invests mainly in growth stocks, which are those issued by companies that Putnam Management believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time.

PUTNAM VT INVESTORS FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MONEY MARKET FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT NEW VALUE FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size smaller to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP ASSET MANAGER-SM- PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP CONTRAFUND PORTFOLIO -- Seeks long-term capital appreciation.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income.

FIDELITY VIP MID CAP PORTFOLIO -- Seeks long-term growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO (Closed to new and subsequent premium payments and transfers of Account Value) -- Seeks long-term growth of capital.

VAN KAMPEN LIT COMSTOCK PORTFOLIO -- Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible net common and preferred stock.

INVESTMENT ADVISERS -- The AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end, series, management investment company. A I M Advisors, Inc. serves as the investment adviser to these Funds.

AllianceBernstein VP Small/Mid Cap Value Portfolio is a series of the AllianceBernstein Variable Products Series Fund, Inc. Alliance Capital Management, L.P. is the investment adviser and is located at 1345 Avenue of the Americas, New York, New York 10105.

The shares of each AllianceBernstein Variable Products Fund have been divided into Class A and Class B. Only Class B shares are available in this Contract.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series and Fortis Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

The Lord Abbett America's Value Portfolio and Lord Abbett Growth and Income Portfolio are portfolios of the Lord Abbett Series Fund, Inc. Lord Abbett & Co. LLC serves as the investment adviser for these funds.

MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

OppenheimerFunds, Inc., Two World Trade Center, 225 Liberty Street, 11th Floor, New York, NY 10281, is the investment manager to Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, and Oppenheimer Main Street Fund-Registered Trademark-/VA.

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

The Investment Adviser with respect to the Comstock Portfolio and Growth and Income Portfolio is Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 40 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by authorized dealers nationwide.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.
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HARTFORD LIFE INSURANCE COMPANY                                               15
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VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The front-end sales load is based on:

- the level of scheduled premiums;

- the length of the Guarantee Period; and

- the amount of any unscheduled premiums paid.

The maximum front-end sales load is:

- 50% in the first policy year;

- 11% in policy years 2 through 10;

- 3% in policy years 11 and on.

For all Guarantee Periods, the maximum amount of premiums paid in any policy year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premiums paid in the first policy year subject to a front-end sales load is the Scheduled Premium.

The actual schedule of front-end sales loads for any given policy is specified in that policy. Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a policy with a One year Guarantee Period. However, there are other charges under the Policies that are lower for longer Guarantee Periods.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the issue charge;

- the charge for the cost of insurance;

- the charges for additional benefits provided by rider, if any;

- the monthly administrative fee; and

- the mortality and expense risk charge.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your Policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and/or the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the amount at risk; divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980
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16                                               HARTFORD LIFE INSURANCE COMPANY
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Commissioners Standard Ordinary Mortality Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

MONTHLY ADMINISTRATIVE CHARGE AND ISSUE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs. This charge covers average expected cost. The monthly administrative charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, the charge is guaranteed never to exceed $12 per month.

Additionally, we assess a monthly charge in the first policy year to compensate us for the up-front costs of underwriting and issuing a policy. Subject to certain maximum levels, such charge currently is equal to $8.33 per month, plus an amount that varies by issue age and the policy's initial Face Amount. The monthly issue charge and the maximum levels of such charge for some sample issue ages are summarized in the following chart:

                                                                MAXIMUM
                                                                MONTHLY
      ISSUE AGE         MONTHLY FIRST POLICY YEAR ISSUE CHARGE   AMOUNT
------------------------------------------------------------------------
  25                    $8.33 plus $.0333 per $1,000 of IFA*     $50.00
------------------------------------------------------------------------
  35                    $8.33 plus $.0375 per $1,000 of IFA      $54.17
------------------------------------------------------------------------
  45                    $8.33 plus $.0417 per $1,000 of IFA      $62.50
------------------------------------------------------------------------
  55                    $8.33 plus $.0625 per $1,000 of IFA      $62.50
------------------------------------------------------------------------
  65                    $8.33 plus $.0708 per $1,000 of IFA      $62.50
------------------------------------------------------------------------

* "IFA" refers to initial Face Amount

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

During the first 20 policy years, the longer the Guarantee Period is, the lower the mortality and expense risk charge rate will be. For policy years 1 through 20, the mortality and expense risk charge rate ranges from 1.40% annually for a policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to .60% on a policy with a ten-year Guarantee Period. After policy year 20, the mortality and expense risk charge rate for all policies is expected to equal .60% annually. However, we reserve the right to continue the mortality and expense risk charge rate at the level in effect during policy years 1 through 20, except for policies with a one year Guarantee Period, for which we reserve the right to charge a mortality and expense risk rate of .90%. There are other contractual charges that are higher for longer Guarantee Periods.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if your policy lapses or is surrendered during the first nine policy years. The amount of such surrender charge in the first policy year is established by us based on the premiums paid during the first policy year and the length of the Guarantee Period. Subject to certain limits imposed by state insurance laws, the surrender charge decreases by an equal amount each policy year until it reaches zero during the tenth policy year.

Specifically, the maximum first year surrender charge is equal to the sum of (i) a specified percentage of the scheduled premium up to the Guideline Annual Premium and (ii) 5% of the excess of the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage used to calculate the first year surrender charge. Such percentage equals 110% with respect to policies with a ten-year Guarantee Period and decreases as the selected Guarantee Period decreases to 10% for policies with a one-year Guarantee Period. There are other lower contractual charges applicable to longer Guarantee Periods.

The schedule of surrender charges for a policy is set forth in that policy. Additionally, your sales agent, upon request, will provide a schedule of surrender charges which would apply under any given circumstances.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

HARTFORD LIFE INSURANCE COMPANY                                               17
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) Sub-Accounts, including the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to the Hartford Money Market HLS Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable universal life insurance policies, retirement plans, group funding agreements or other products offered by Hartford and our affiliates. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.


For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

18                                               HARTFORD LIFE INSURANCE COMPANY
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WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distributed among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

x  20 Transfer Rule


x  Abusive Transfer Policy

                               -------------------------------------------------

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;


- The number of transfers completed in the current calendar quarter;



- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



- The policies and procedures of a potentially affected underlying Fund regarding frequent trading.


In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------
this procedure. We will tell you though, that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.


Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- In the past, Policy Owners that made an initial Premium Payment of $1 million or more, or who were acting on behalf of multiple Policy Owners with aggregate Policy values of $2 million or more, were required to sign a separate agreement with us that included additional restrictions on their ability to request Sub-Account transfers. Hartford is not currently requiring Policy Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Transfer Policy do not apply to all Variable Annuity Contract Owners and Policy Owners and do not apply in all circumstances, which we describe here:



- The 20 Trade Rule and the Abusive Transfer Policy do not apply to a number of Contract Owners who were part of a group that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit their Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.


Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:


- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and
  Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan
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20                                               HARTFORD LIFE INSURANCE COMPANY
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  sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Policy.

Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?


While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.


We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.
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HARTFORD LIFE INSURANCE COMPANY                                               21
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ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset
Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein. Charges for the riders increase the Monthly Deduction Amount.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive Monthly Deduction Amounts if the insured becomes totally disabled prior to age 65 for at least six months.

- ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the death proceeds if the insured dies from an accident.

- INCREASE IN COVERAGE OPTION RIDER -- We will guarantee you the right to purchase a new flexible premium variable life insurance policy on the life of the insured, without evidence of insurability, if certain conditions are met. These conditions include:

  - the original policy has been in force for five years,

  - the insured's attained age is less than 80, and

  - the Account Value of the original policy is sufficient to "pay up" the new policy under assumptions defined in the rider.

The face amount of the new policy will be equal to the Face Amount, multiplied by a percentage which depends on the insured's age, gender (except where unisex rates are used) and insurance class. The scheduled premium fee for the new policy is based on the scheduled premium for the original policy.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the insured, regardless of the age of the insured, subject to certain death benefit and premium restrictions.
- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

- WAIVER OF SPECIFIED AMOUNT DISABILITY RIDER -- If the insured becomes totally disabled, we will credit the policy with a premium equal to the Specified Amount Disability Benefit as defined in your policy, for as long as the insured remains totally disabled.

- WAIVER OF SCHEDULED PREMIUM OPTION RIDER -- We will waive the required scheduled premium each time this option is elected, subject to the conditions stated in the rider. Electing to waive the required scheduled premium under this rider may affect whether your policy will terminate. In any year during the Guarantee Period that you elect this option, your policy will not terminate if Indebtedness does not exceed the Cash Value. For more details, see "Lapse and Reinstatement."

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for
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22                                               HARTFORD LIFE INSURANCE COMPANY
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   a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

SURRENDER/CONTINUATION OPTIONS -- At any time prior to the maturity date, you may choose to have the Cash Surrender Value applied under one of the following options:

- Option A -- Surrender for Cash

- Option B -- Continue as Extended Term Insurance

- Option C -- Continue as Paid-Up Insurance

In addition, you may choose one of the above options if, during the Guarantee
Period:

- a required scheduled premium is not paid by the end of the grace period; and

- the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value.

You may notify us in writing of your choice within 61 days after the due date for the outstanding scheduled premium. If you do not notify us, we will automatically apply the Cash Surrender Value to Option B, or, Option C if the insurance class shown in your policy is "special." If your policy has no Cash Surrender Value, it will terminate at the end of the grace period.

The effective date of the surrender/continuation options will be the earlier of the date we receive your election request in writing or the end of the grace period. When a surrender/continuation option becomes effective, all benefit riders attached to a policy will terminate, unless otherwise provided in the rider.

The following are descriptions of each option:

OPTION A -- SURRENDER FOR CASH

If you choose Option A, you must surrender your policy to us. We will pay you the Cash Surrender Value at the time of surrender, and our liability under the policy will cease.

OPTION B -- CONTINUATION OF POLICY AS EXTENDED TERM INSURANCE

Option B is not available unless the insurance class shown in your policy is "standard" or "preferred." If you choose Option B, the extended term insurance death benefit will be the death benefit in effect on the effective date of the non-forfeiture benefit, less any Indebtedness. The term will begin on the effective date of Option B and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the insured's then attained age. At the end of such term, we will pay you any Cash Surrender Value not used to provide extended term insurance, and our liability under the policy will cease.

OPTION C -- CONTINUATION OF POLICY AS PAID-UP INSURANCE

If you choose Option C, your policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of your policy as a net single premium as of the effective date of this benefit at the insured's then-attained age. Hartford reserves the right to require evidence of insurability or limit the amount of Option C if the paid-up amount exceeds the death benefit in effect on the effective date of Option C. We will pay you any Cash Surrender Value not used to provide paid-up insurance.

If your policy is continued under Option B or Option C, as described above, the Cash Surrender Value available within 30 days after any policy anniversary will not be less than the Cash Value on such policy anniversary minus any Indebtedness.

BENEFITS AT MATURITY -- If the insured is living on the "maturity date" (the anniversary of the policy date on which the insured attained age 100), we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the
Separate Account.
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HARTFORD LIFE INSURANCE COMPANY                                               23
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HOW CONTRACTS ARE SOLD

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.

We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.

These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-231-5453.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount, scheduled premiums, and the Guarantee Period. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have the ability to pay amounts greater or less than your scheduled premiums. Prior to policy issue, you can choose the level of the scheduled premiums, within a range determined by Hartford, based on the Face Amount and the insured's gender (except where unisex rates apply), issue age and risk classification.

During the Guarantee Period, Hartford will guarantee that your policy will not lapse, regardless of the investment experience of the Funds, provided that you pay the scheduled premiums when due and Indebtedness never exceeds the Cash Value. In addition, unscheduled premiums are allowed during the Guarantee Period. Even if you do not pay all scheduled premiums due during the Guarantee Period, your policy will stay in force as long as the Policy Surplus exceeds Indebtedness. After the Guarantee Period, you may change your scheduled premiums to any level you desire. Unscheduled premiums will continue to be allowed. Additionally, once the Guarantee Period has expired, your policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts. For more details, see "Lapse and Reinstatement."

SCHEDULED PREMIUMS -- You have the right to pay scheduled premiums annually, semiannually, quarterly, or monthly. The first scheduled premium is due on the policy date. During the Guarantee Period, each scheduled premium after the initial premium payment is due at the expiration of the period for which the preceding scheduled premium was paid. A scheduled premium may be paid at any time prior to its due date, subject to the premium limitations set forth in the Code.

During the Guarantee Period, your policy will not terminate due to insufficient Cash Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and if Indebtedness does not exceed the Cash Value. In any year during the Guarantee Period that you elect to waive the required scheduled premium under the Waiver of Scheduled Premium Option Rider, your policy will not terminate due to insufficient Cash Value if Indebtedness does not exceed the Cash Value. In addition, as is true with any premium, your Account Value and Policy Surplus in future years will be greater if you make the premium payment.

During the Guarantee Period, if you fail to pay a scheduled premium when due, and if, on the premium due date and for the rest of that policy year, the Policy Surplus exceeds Indebtedness, payment of such scheduled premium will not be required in that year or in any future policy year. Your policy will not terminate due to such nonpayment. However, future scheduled premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed Indebtedness in future policy years.

For example, to determine whether or not non-payment of a scheduled premium in policy year 2 would result in a lapse, you would compare the actual Account
Value on the first policy
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24                                               HARTFORD LIFE INSURANCE COMPANY
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anniversary to the first Target Account Value. If the actual Account Value equals or is greater than the Target Account Value and Indebtedness remained less than the Policy Surplus, failure to pay any scheduled premiums due in policy year 2 would not result in a lapse.

After the Guarantee Period, Hartford will send you reminder notices to pay scheduled premiums during the insured's lifetime. Payment of the scheduled premium may not be sufficient to keep your policy in force after the end of the Guarantee Period.

UNSCHEDULED PREMIUMS -- Any premium payment we receive in an amount different from the scheduled premium will be considered an unscheduled premium. Unscheduled premiums of at least $50 can be made at any time while a policy is in force.

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the Valuation Day that we receive the premium; however, premium payments received on any Valuation Day after the close of the NYSE or on a non-Valuation Day will be invested on the next Valuation Day.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period.


You may change your premium allocation upon request in writing. Allocations must be in whole percentages. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed twenty (20), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e. with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.
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HARTFORD LIFE INSURANCE COMPANY                                               25
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A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of the scheduled premiums paid.

OPTION CHANGE -- After the Guarantee Period, you may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If you do, the Face Amount will become the amount available as a death benefit immediately prior to the Death Benefit Option change.

DEATH BENEFIT GUARANTEE -- During the Guarantee Period, your policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and Indebtedness does not exceed the Cash Value.

The Guarantee Period you select will affect the benefits provided by your policy. Generally, the longer the Guarantee Period is, the higher front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:

- a longer period during which your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts;

- a longer period during which your current administrative fees are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed administrative fees;

- a longer period during which your current cost of insurance rates are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed cost of insurance rates;

- lower current cost of insurance rates; and

- lower mortality and expense risk rates.

In addition, if you choose a Guarantee Period longer than five years, you may be given the right to purchase without any evidence of insurability, additional coverage, subject to limitations.

Because the different charges and fees depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of such charges on policy values without a sales illustration. After consultation with your sales agent, once you decide on a combination of policy features, (e.g., Face Amount, level of scheduled premiums, Guarantee Period, and the insured's issue age and gender) the sales agent will provide you with an illustration which reflects the charges and benefits of that particular combination, and includes a summary of policy charges and fees. In addition, such illustrations are available for any permissible combination of benefits which you may request.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code.
The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than
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26                                               HARTFORD LIFE INSURANCE COMPANY
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100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                   A            B
-------------------------------------------------------
 Face Amount                    $100,000     $100,000
-------------------------------------------------------
 Account Value                    46,500       34,000
-------------------------------------------------------
 Specified Percentage               250%         250%
-------------------------------------------------------
 Death Benefit Option              Level        Level
-------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of $100.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

Decreases in Face Amount will be applied as follows:

- to the most recent increase in the Face Amount; then

- successively to each prior increase in Face Amount; then

- to the initial Face Amount.

If you ask to decrease the Face Amount of your policy below the initial Face Amount, we will deduct, on a pro rata basis, a portion of any remaining surrender charge from your Account Value. The amount of the reduction will be equal to:

- the initial Face Amount, minus the requested Face Amount, multiplied by

- the surrender charge on the date of the request to change the Face Amount, divided by

- the initial Face Amount.

Your surrender charge will be reduced by the same amount.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

PARTIAL WITHDRAWALS -- After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, a partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts.

We do not currently impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.
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HARTFORD LIFE INSURANCE COMPANY                                               27
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RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2% (in most states) during the first ten policy years. Thereafter, the rate will be 3% (in most states). For preferred loans, the rate is 4% (in most states).

PREFERRED LOAN -- If, at any time after the tenth policy anniversary, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For policy years 11 and beyond, the amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of your Indebtedness at any time. The amount of policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premium payments are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS -- If total Indebtedness equals or exceeds Cash Value under your policy, your policy will terminate 61 days after we have mailed notice to your last known address and to the last known address of any assignees of record. If sufficient loan repayment is not made by the end of such 61 day period, your policy will terminate without value.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account.
The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.
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28                                               HARTFORD LIFE INSURANCE COMPANY
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LAPSE AND REINSTATEMENT

POLICY SURPLUS -- We use the Policy Surplus to determine whether a policy will terminate if scheduled premiums are not paid when due. If the Policy Surplus is greater than zero for a policy year, the scheduled premiums may not be required. However, if the Policy Surplus for a policy year during the Guarantee Period is zero, all scheduled premiums due in that year are required to be paid.

The Policy Surplus is determined as follows:

- The Policy Surplus for the first policy year is zero.

- The Policy Surplus for each subsequent policy year is (x) minus (y), but never less than zero where (x) is the Account Value at the end of the previous policy year; and (y) is the target Account Value, as shown in the policy, for the previous policy year.

Once determined for a given policy year, the Policy Surplus remains constant for the entire policy year.

LAPSE AND GRACE PERIOD -- During the Guarantee Period, if the Policy Surplus for a policy year is less than the Indebtedness or is zero on any given Monthly Activity Date, all scheduled premiums due in that policy year, on or before that date the Monthly Activity Date are required to be paid in order to keep the policy in force. With respect to any required scheduled premium not paid on or before its due date, we will allow a grace period which ends 61 days after the applicable Monthly Activity Date. During the grace period, the policy will continue in force. If any such required scheduled premium is not paid by the end of the grace period, the policy will terminate except as provided under the non-forfeiture options set forth in the policy or unless you have elected the Automatic Premium Loan Option (see "-- Automatic Premium Loan Option," below) and there is sufficient Cash Value to cover the scheduled premium amounts due.

After the Guarantee Period, a policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium payments are not made by the end of the grace period, a policy will terminate without value. Hartford will mail you and any assignee under the policy written notice of the amount of premium payments required to continue the policy in force at least 61 days before the end of the grace period. The amount of premiums required to be paid will be no greater then the amount, as of the date the grace period began, deducted from Account Value in payment of three Monthly Deduction Amounts. If such premiums are not paid by the end of the grace period, the policy will terminate.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- you make your reinstatement request within five years from the policy termination date;

- you submit satisfactory evidence of insurability;

- you pay all overdue required scheduled premiums, if any; and

- if the Guarantee Period has expired at the time of policy reinstatement and if the amount paid in is insufficient to reinstate the policy, sufficient premiums must be paid to:

- cover all Monthly Deduction Amounts that are due and unpaid during the grace period; and

- keep the policy in force for three months after the date of reinstatement.

The Face Amount of the reinstated policy cannot exceed the Face Amount at the time of lapse. The Account Value on the policy reinstatement date will reflect:

- the Account Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement; minus

- a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.

The surrender charges for the reinstated policy will be the same as they would have been on the original policy had no lapse and subsequent reinstatement of such policy taken place. Any Indebtedness at the time of termination must be repaid upon reinstatement of the policy or carried over to the reinstated policy.

AUTOMATIC PREMIUM LOAN OPTION -- If you elect the Automatic Premium Loan Option, we will automatically process a policy loan to pay any scheduled premium which is due and not paid by the end of its grace period following the due date. You may elect such option in your policy application or by request in writing, provided no scheduled premium is outstanding beyond its due date. In most states, automatic premium loans will be treated as Preferred Loans. See "Loans -- Preferred Loan."

The Automatic Premium Loan Option will not be available if:

- you have revoked the election of such option in writing; or

- the loan amount needed to pay any unpaid scheduled premium would exceed the Cash Surrender Value on the most recent scheduled premium due date.

In either instance, the surrender/continuation options will apply as of the end of the grace period.

In most states, if you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option, we will allow you to restore the death benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to such option. In such case, we will not require you to provide evidence of insurability. To remove any such outstanding Indebtedness, we will reduce your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period by the sum of the policy loan incurred

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------
pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of your policy as a result of this adjustment.

If you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and you have not previously elected to restore the death benefit at the end of a Guarantee Period as described above, we will assume that you have elected to restore the death benefit at the end of the Guarantee Period then in effect. We will notify you that we will make such adjustment unless you instruct us not to make this adjustment. Such notification will be made at least 30 days prior to the policy anniversary occurring at the end of such Guarantee Period.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor

30                                               HARTFORD LIFE INSURANCE COMPANY
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premium and cash value levels to assure compliance with the Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the

HARTFORD LIFE INSURANCE COMPANY                                               31
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contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct
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32                                               HARTFORD LIFE INSURANCE COMPANY
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their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The

HARTFORD LIFE INSURANCE COMPANY                                               33
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Hartford with respect to certain owners of older variable annuity products, The
Hartford's ability to restrict transfers by these owners is limited. In February 2005, The Hartford agreed in principle with the Boards of Directors of the funds to indemnify the funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that HLIC, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.



The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. Additionally, The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in connection with these matters.



Also, The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. Further, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters. The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.


In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

34                                               HARTFORD LIFE INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GUARANTEE PERIOD: The period you select, of one to ten policy years, during which additional guarantees are provided. These guarantees include the guarantee that if scheduled premiums are paid, the death benefit will not be less than the initial Face Amount regardless of the investment performance of the Sub-Accounts.

GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in a Policy. For purposes of the policies, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

POLICY SURPLUS: An amount which we calculate for each policy year during the Guarantee Period to determine whether or not payment of a scheduled premium is required.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

TARGET ACCOUNT VALUE: The Account Value, determined at policy issue, that would result on each policy anniversary assuming all annual scheduled premiums were paid when due (including the one due on that anniversary for the next policy year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company, sometimes referred to as
"Hartford".

YOU, YOUR: the owner of the policy.

HARTFORD LIFE INSURANCE COMPANY                                               35
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial advisor for a personalized illustration of policy fees and charges, free of charge.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Washington, DC 20549. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at HTTP://WWW.SEC.GOV.


811-3072-03

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STAG VARIABLE LIFE
SEPARATE ACCOUNT VL I SERIES I
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: OCTOBER 3, 2005 AS AMENDED ON NOVEMBER 4, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: OCTOBER 3, 2005 AS AMENDED ON NOVEMBER 4, 2005

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
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 SERVICES                                                                 3
 ----------------------------------------------------------------------------
 EXPERTS                                                                  3
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 DISTRIBUTION OF POLICIES                                                 3
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     5
 ----------------------------------------------------------------------------
 PERFORMANCE DATA                                                         5
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2004: $5,710,107;
2003: $6,609,113.79; and 2002: $42,906,757. HESCO did not retain any of these commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully below.

4                                                HARTFORD LIFE INSURANCE COMPANY
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We pay commissions that vary with the sales agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 45% of the premium paid up to the target premium. The most common commission for the amount in excess of the Target Premium in the first Policy Year is 2% up to a maximum of 2.5%. There is also an Expense Reimbursement Allowance paid during the first Policy Year. The most common Expense Reimbursement Allowance in the first year is 25% of Target Premium up to a maximum of 45% and 1.11% of the premium in excess of the Target Premium up to a maximum of 2.5%. In Policy Years 2 and later, the most common schedule allows for a commission of 2% of premiums paid on the Target Premium up to a maximum of 5%.and a commission of 2% on premiums above the Target Premium up to a maximum of 5%.

Your Sales Representative typically receives a portion of the compensation that is payable to his or her Financial Intermediary in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.

In addition to the commissions described above in this SAI, we and/or an affiliate pay to Financial Intermediaries significant additional cash compensation ("Additional Payments") from our own assets in connection with the promotion and solicitation of application for the policies by some, but not all, Financial Intermediaries. These Additional Payments include override payments, bonuses, wholesaler fees, training and marketing allowances and general expense reimbursement allowances separate from and in addition to the ones described above in this SAI. Such payments may offset the Financial Intermediary's expenses in connection with activities that it is required to perform, such as administrative services, educating personnel and maintaining records. Such Additional Payments may give Hartford greater access to Sales Representatives of the Financial Intermediaries that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your Sales Representative may serve you better, this additional compensation also may afford Hartford a "preferred" status at the recipient Financial Intermediary and provide some other marketing benefit such as website placement, access to Sales Representative lists, extra marketing assistance, or other heightened visibility and access to the Financial Intermediary's sales force that may otherwise influence the way that the Financial Intermediary and the Sales Representative market the policies.

Subject to applicable state law and NASD rules, Hartford, HESCO and its affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and educational information and related support materials including hardware and/or software. Hartford and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their Sales Representatives and guests in connection with education, sales and promotional programs, subject to applicable state laws and NASD rules.

As of December 31, 2004, HESCO has entered into arrangements to make Additional Payments to a number of Financial Intermediaries. The major agreements are with the following nonaffiliated Financial Intermediaries: A. G. Edwards & Sons,Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services, Inc. For the year ended December 31, 2004 Hartford, HESCO and their affiliate, Hartford Life & Annuity Insurance Company, paid approximately $10,100,000 in total Additional Payments to these Financial Intermediaries.

In addition, for the year ended December 31, 2004, Hartford, HESCO and their affiliate, Hartford Life & Annuity Insurance Company, paid $11,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).

All of the Additional Payments described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products. These Additional Payments may, in some cases, act as a financial incentive for a Financial Intermediary or your Selling Representative to recommend the purchase of one policy over another policy or to recommend this policy over other investment options. Please consult your Financial Intermediary or your Selling Representative for more information.

These Additional Payments, which may vary for different Financial
Intermediaries, will be made by HESCO, Hartford and its affiliates out of their assets and are not direct deductions from the policy values.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load portion of a deduction from premiums is based on the level of Scheduled premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums Paid.

The maximum front-end sales load percentages for the policies are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% thereafter.

For all Guaranteed Periods, the maximum amount of premiums paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of amount of premiums paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

The actual schedule of front-end sales loads for any given policy is specified in that policy.

Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a policy with a One Year Guarantee Period. However, there are other charges under the policies that are lower for longer Guarantee Periods.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however we reserve the right to use rates less than shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be on the Insured's risk class. We will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

INCREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and shall be accompanied by Your existing policy. All such requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page provided that the cost of insurance deduction for the month is made. Each unscheduled increase in Face Amount is subject to an increase fee of $100.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the front-end sales load, premium related tax charge, surrender charges, face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life Insurance Company Separate Account VL I as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                            AIM V.I.
                             MID CAP       AIM V.I.      AMERICAN FUNDS    AMERICAN FUNDS
                           CORE EQUITY  PREMIER EQUITY  ASSET ALLOCATION  BLUE CHIP INCOME
                              FUND           FUND             FUND        AND GROWTH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --           --               --                --
      Class IB...........      --           --               --                --
      Other class........     119,351        3,056            328,259           586,662
                           ==========      =======         ==========        ==========
    Cost:
      Class IA...........      --           --               --                --
      Class IB...........      --           --               --                --
      Other class........  $1,453,761      $59,157         $4,697,949        $5,336,537
                           ==========      =======         ==========        ==========
    Market Value:
      Class IA...........      --           --               --                --
      Class IB...........      --           --               --                --
      Other class........  $1,564,696      $65,098         $5,061,752        $5,983,952
  Due from Hartford Life
   Insurance Company.....         214       --                     52                26
  Receivable from fund
   shares sold...........      --           --               --                --
  Other assets...........      --           --               --                --
                           ----------      -------         ----------        ----------
  Total Assets...........   1,564,910       65,098          5,061,804         5,983,978
                           ----------      -------         ----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --           --               --                --
  Payable for fund shares
   purchased.............         215       --                     52                26
  Other liabilities......      --           --               --                       2
                           ----------      -------         ----------        ----------
  Total Liabilities......         215       --                     52                28
                           ----------      -------         ----------        ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $1,564,695      $65,098         $5,061,752        $5,983,950
                           ==========      =======         ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                           AMERICAN FUNDS    AMERICAN FUNDS                     AMERICAN FUNDS  AMERICAN FUNDS
                           AMERICAN FUNDS  GLOBAL GROWTH      GLOBAL SMALL      AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL
                             BOND FUND          FUND       CAPITALIZATION FUND   GROWTH FUND         FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --              --               --                  --              --              --
      Class IB...........       --              --               --                  --              --              --
      Other class........       362,566         248,561           201,077            317,596         510,317         470,146
                             ==========      ==========        ==========        ===========     ===========      ==========
    Cost:
      Class IA...........       --              --               --                  --              --              --
      Class IB...........       --              --               --                  --              --              --
      Other class........    $4,050,225      $3,388,491        $2,447,999        $13,780,377     $15,923,712      $6,301,926
                             ==========      ==========        ==========        ===========     ===========      ==========
    Market Value:
      Class IA...........       --              --               --                  --              --              --
      Class IB...........       --              --               --                  --              --              --
      Other class........    $4,162,260      $4,282,708        $3,422,337        $16,229,138     $18,698,032      $7,423,602
  Due from Hartford Life
   Insurance Company.....            53              37             1,504             11,474           9,662           4,223
  Receivable from fund
   shares sold...........       --              --               --                  --              --              --
  Other assets...........             2              14          --                       56         --                    2
                             ----------      ----------        ----------        -----------     -----------      ----------
  Total Assets...........     4,162,315       4,282,759         3,423,841         16,240,668      18,707,694       7,427,827
                             ----------      ----------        ----------        -----------     -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --               --                  --              --              --
  Payable for fund shares
   purchased.............            53              37             1,504             11,474           9,662           4,223
  Other liabilities......       --              --                      5            --                   10         --
                             ----------      ----------        ----------        -----------     -----------      ----------
  Total Liabilities......            53              37             1,509             11,474           9,672           4,223
                             ----------      ----------        ----------        -----------     -----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $4,162,262      $4,282,722        $3,422,332        $16,229,194     $18,698,022      $7,423,604
                             ==========      ==========        ==========        ===========     ===========      ==========

                           AMERICAN FUNDS
                             NEW WORLD
                                FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........       102,383
                             ==========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........    $1,228,021
                             ==========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........    $1,422,105
  Due from Hartford Life
   Insurance Company.....         1,262
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             ----------
  Total Assets...........     1,423,367
                             ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............         1,262
  Other liabilities......       --
                             ----------
  Total Liabilities......         1,262
                             ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $1,422,105
                             ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           ASSET MANAGER  EQUITY-INCOME    OVERSEAS     MUTUAL SHARES
                             PORTFOLIO      PORTFOLIO     PORTFOLIO    SECURITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --            --             --
      Class IB...........      --              --            --             --
      Other class........      125,823         744,944       125,696        107,764
                            ==========     ===========    ==========     ==========
    Cost:
      Class IA...........      --              --            --             --
      Class IB...........      --              --            --             --
      Other class........   $2,071,097     $16,399,390    $2,330,012     $1,601,234
                            ==========     ===========    ==========     ==========
    Market Value:
      Class IA...........      --              --            --             --
      Class IB...........      --              --            --             --
      Other class........   $1,868,465     $18,899,233    $2,202,187     $1,793,195
  Due from Hartford Life
   Insurance Company.....      --                8,656       --               1,703
  Receivable from fund
   shares sold...........      --              --            --             --
  Other assets...........      --                    7       --             --
                            ----------     -----------    ----------     ----------
  Total Assets...........    1,868,465      18,907,896     2,202,187      1,794,898
                            ----------     -----------    ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --            --             --
  Payable for fund shares
   purchased.............      --                8,656       --               1,704
  Other liabilities......      --              --                  8        --
                            ----------     -----------    ----------     ----------
  Total Liabilities......      --                8,656             8          1,704
                            ----------     -----------    ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $1,868,465     $18,899,240    $2,202,179     $1,793,194
                            ==========     ===========    ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                              FRANKLIN
                              SMALL CAP                                       HARTFORD CAPITAL       HARTFORD          HARTFORD
                                VALUE       HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION    DISCIPLINED EQUITY   DIVIDEND AND
                           SECURITIES FUND      HLS FUND         HLS FUND         HLS FUND           HLS FUND       GROWTH HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -----------------  -------------  ----------------  ------------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               1,490,220        2,251,121       1,788,192            178,192          1,477,301
      Class IB...........       --                --                --             --                 --                 --
      Other class........       217,817           --                --             --                 --                 --
                             ==========        ===========      ===========     ===========         ==========        ===========
    Cost:
      Class IA...........       --             $35,473,663      $24,670,894     $76,793,833         $2,096,861        $27,473,754
      Class IB...........       --                --                --             --                 --                 --
      Other class........    $2,844,423           --                --             --                 --                 --
                             ==========        ===========      ===========     ===========         ==========        ===========
    Market Value:
      Class IA...........       --             $34,339,461      $26,884,858     $95,546,209         $2,141,216        $30,765,676
      Class IB...........       --                --                --             --                 --                 --
      Other class........    $3,408,833           --                --             --                 --                 --
  Due from Hartford Life
   Insurance Company.....        98,372           --                  5,778        --                      210           --
  Receivable from fund
   shares sold...........       --                  53,349          --               60,572           --                   13,752
  Other assets...........       --                --                     56              57           --                      103
                             ----------        -----------      -----------     -----------         ----------        -----------
  Total Assets...........     3,507,205         34,392,810       26,890,692      95,606,838          2,141,426         30,779,531
                             ----------        -----------      -----------     -----------         ----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                  53,349          --               60,572           --                   13,752
  Payable for fund shares
   purchased.............        98,373           --                  5,778        --                      210           --
  Other liabilities......       --                      14          --             --                        2           --
                             ----------        -----------      -----------     -----------         ----------        -----------
  Total Liabilities......        98,373             53,363            5,778          60,572                212             13,752
                             ----------        -----------      -----------     -----------         ----------        -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $3,408,832        $34,339,447      $26,884,914     $95,546,266         $2,141,214        $30,765,779
                             ==========        ===========      ===========     ===========         ==========        ===========


                              HARTFORD
                           GLOBAL ADVISERS
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       10,456
      Class IB...........      --
      Other class........      --
                              ========
    Cost:
      Class IA...........     $127,141
      Class IB...........      --
      Other class........      --
                              ========
    Market Value:
      Class IA...........     $130,991
      Class IB...........      --
      Other class........      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........            1
                              --------
  Total Assets...........      130,992
                              --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                              --------
  Total Liabilities......      --
                              --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $130,992
                              ========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                HARTFORD
                              HARTFORD         HARTFORD          GROWTH        HARTFORD
                           GLOBAL LEADERS  GLOBAL TECHNOLOGY  OPPORTUNITIES      INDEX
                              HLS FUND         HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        9,662           31,288           26,836        1,029,400
      Class IB...........      --               --                --              --
      Other class........      --               --                --              --
                              ========         ========         ========      ===========
    Cost:
      Class IA...........     $145,685         $136,085         $616,421      $27,248,921
      Class IB...........      --               --                --              --
      Other class........      --               --                --              --
                              ========         ========         ========      ===========
    Market Value:
      Class IA...........     $177,897         $154,652         $741,383      $33,112,929
      Class IB...........      --               --                --              --
      Other class........      --               --                --              --
  Due from Hartford Life
   Insurance Company.....      --               --                    72            5,398
  Receivable from fund
   shares sold...........      --               --                --              --
  Other assets...........      --                     2           --                   22
                              --------         --------         --------      -----------
  Total Assets...........      177,897          154,654          741,455       33,118,349
                              --------         --------         --------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --                --              --
  Payable for fund shares
   purchased.............      --               --                    72            5,398
  Other liabilities......      --               --                --              --
                              --------         --------         --------      -----------
  Total Liabilities......      --               --                    72            5,398
                              --------         --------         --------      -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $177,897         $154,654         $741,383      $33,112,951
                              ========         ========         ========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL   HARTFORD      HARTFORD      HARTFORD         HARTFORD
                           SMALL COMPANY  OPPORTUNITIES    MIDCAP     MIDCAP VALUE  MONEY MARKET  MORTGAGE SECURITIES
                             HLS FUND       HLS FUND      HLS FUND      HLS FUND      HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  -----------  ------------  ------------  -------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      46,109        1,141,705       669,177      201,400    26,185,286          490,592
      Class IB...........      --              --            --           --            --              --
      Other class........      --              --            --           --            --              --
                             ========      ===========   ===========   ==========   ===========       ==========
    Cost:
      Class IA...........    $596,752      $14,832,800   $14,403,051   $2,507,522   $26,185,286       $5,479,027
      Class IB...........      --              --            --           --            --              --
      Other class........      --              --            --           --            --              --
                             ========      ===========   ===========   ==========   ===========       ==========
    Market Value:
      Class IA...........    $669,466      $13,537,042   $19,147,224   $2,850,892   $26,185,286       $5,743,420
      Class IB...........      --              --            --           --            --              --
      Other class........      --              --            --           --            --              --
  Due from Hartford Life
   Insurance Company.....      --                   34       --           --            --              --
  Receivable from fund
   shares sold...........         185          --             20,644        8,074         5,048          103,514
  Other assets...........      --              --            --           --                206               14
                             --------      -----------   -----------   ----------   -----------       ----------
  Total Assets...........     669,651       13,537,076    19,167,868    2,858,966    26,190,540        5,846,948
                             --------      -----------   -----------   ----------   -----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         185          --             20,644        8,074         5,048          103,514
  Payable for fund shares
   purchased.............      --                   34       --           --            --              --
  Other liabilities......      --                   35             4      --            --              --
                             --------      -----------   -----------   ----------   -----------       ----------
  Total Liabilities......         185               69        20,648        8,074         5,048          103,514
                             --------      -----------   -----------   ----------   -----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $669,466      $13,537,007   $19,147,220   $2,850,892   $26,185,492       $5,743,434
                             ========      ===========   ===========   ==========   ===========       ==========


                             HARTFORD
                           SMALL COMPANY  HARTFORD STOCK
                             HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       630,627        831,042
      Class IB...........       --             --
      Other class........       --             --
                            ===========    ===========
    Cost:
      Class IA...........   $ 9,681,880    $36,636,629
      Class IB...........       --             --
      Other class........       --             --
                            ===========    ===========
    Market Value:
      Class IA...........   $10,248,271    $37,998,659
      Class IB...........       --             --
      Other class........       --             --
  Due from Hartford Life
   Insurance Company.....       --             109,680
  Receivable from fund
   shares sold...........        23,257        --
  Other assets...........            36             21
                            -----------    -----------
  Total Assets...........    10,271,564     38,108,360
                            -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        23,257        --
  Payable for fund shares
   purchased.............       --             109,680
  Other liabilities......       --             --
                            -----------    -----------
  Total Liabilities......        23,257        109,680
                            -----------    -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $10,248,307    $37,998,680
                            ===========    ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                               PUTNAM VT
                                HARTFORD             MFS           MFS          CAPITAL
                           VALUE OPPORTUNITIES  NEW DISCOVERY  TOTAL RETURN  OPPORTUNITIES
                                HLS FUND           SERIES         SERIES         FUND
                               SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         133,800           --             --            --
      Class IB...........        --                 --             --            12,634
      Other class........        --                 60,339          63,602       --
                               ==========         ========      ==========     ========
    Cost:
      Class IA...........      $2,127,306           --             --            --
      Class IB...........        --                 --             --          $164,195
      Other class........        --               $835,597      $1,226,149       --
                               ==========         ========      ==========     ========
    Market Value:
      Class IA...........      $2,430,388           --             --            --
      Class IB...........        --                 --             --          $181,932
      Other class........        --               $897,244      $1,362,995       --
  Due from Hartford Life
   Insurance Company.....          13,773           --               1,685       --
  Receivable from fund
   shares sold...........        --                      9         --            --
  Other assets...........        --                 --             --            --
                               ----------         --------      ----------     --------
  Total Assets...........       2,444,161          897,253       1,364,680      181,932
                               ----------         --------      ----------     --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                      9         --            --
  Payable for fund shares
   purchased.............          13,773           --               1,686       --
  Other liabilities......        --                 --             --            --
                               ----------         --------      ----------     --------
  Total Liabilities......          13,773                9           1,686       --
                               ----------         --------      ----------     --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $2,430,388         $897,244      $1,362,994     $181,932
                               ==========         ========      ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                            PUTNAM VT    PUTNAM VT      PUTNAM VT       PUTNAM VT     PUTNAM VT      PUTNAM VT       PUTNAM VT
                           DIVERSIFIED    EQUITY      GLOBAL ASSET    GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES    HIGH YIELD
                           INCOME FUND  INCOME FUND  ALLOCATION FUND      FUND       INCOME FUND       FUND             FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ---------------  -------------  -----------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      94,742      --             243,561        1,277,716     1,265,536       60,726         1,022,347
      Class IB...........      --          33,706         --                   698         1,795      --                 35,518
      Other class........      --          --             --               --            --           --                --
                           ==========    ========      ==========      ===========   ===========     ========       ===========
    Cost:
      Class IA...........  $1,049,900      --          $3,423,718      $20,735,545   $29,529,073     $679,429       $11,821,456
      Class IB...........      --        $375,991         --                 6,679        40,913      --                271,077
      Other class........      --          --             --               --            --           --                --
                           ==========    ========      ==========      ===========   ===========     ========       ===========
    Market Value:
      Class IA...........  $  878,262      --          $3,463,443      $13,186,034   $32,385,064     $716,563       $ 8,281,013
      Class IB...........      --        $454,698         --                 7,150        45,653      --                285,922
      Other class........      --          --             --               --            --           --                --
  Due from Hartford Life
   Insurance Company.....      --          --             --                 8,732         2,930      --                --
  Receivable from fund
   shares sold...........      --          --             --               --            --             1,778            15,153
  Other assets...........           1      --             --                     4            13      --                --
                           ----------    --------      ----------      -----------   -----------     --------       -----------
  Total Assets...........     878,263     454,698       3,463,443       13,201,920    32,433,660      718,341         8,582,088
                           ----------    --------      ----------      -----------   -----------     --------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --          --             --               --            --             1,778            15,153
  Payable for fund shares
   purchased.............      --          --             --                 8,732         2,930      --                --
  Other liabilities......      --          --             --               --            --           --                     13
                           ----------    --------      ----------      -----------   -----------     --------       -----------
  Total Liabilities......      --          --             --                 8,732         2,930        1,778            15,166
                           ----------    --------      ----------      -----------   -----------     --------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $  878,263    $454,698      $3,463,443      $13,193,188   $32,430,730     $716,563       $ 8,566,922
                           ==========    ========      ==========      ===========   ===========     ========       ===========


                            PUTNAM VT
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     501,814
      Class IB...........      10,882
      Other class........      --
                           ==========
    Cost:
      Class IA...........  $6,559,649
      Class IB...........     137,686
      Other class........      --
                           ==========
    Market Value:
      Class IA...........  $6,503,510
      Class IB...........     140,156
      Other class........      --
  Due from Hartford Life
   Insurance Company.....      78,564
  Receivable from fund
   shares sold...........      --
  Other assets...........           2
                           ----------
  Total Assets...........   6,722,232
                           ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      78,564
  Other liabilities......      --
                           ----------
  Total Liabilities......      78,564
                           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $6,643,668
                           ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT
                            EQUITY FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      540,846         31,392             21,820              57,598
      Class IB...........        2,529        --               --                    --
      Other class........      --             --               --                    --
                            ==========       ========           ========            ========
    Cost:
      Class IA...........   $9,299,291       $432,701           $312,765            $688,708
      Class IB...........       32,186        --               --                    --
      Other class........      --             --               --                    --
                            ==========       ========           ========            ========
    Market Value:
      Class IA...........   $8,004,521       $425,989           $273,410            $578,282
      Class IB...........       37,199        --               --                    --
      Other class........      --             --               --                    --
  Due from Hartford Life
   Insurance Company.....          351        --               --                    --
  Receivable from fund
   shares sold...........      --             --               --                      3,066
  Other assets...........      --             --               --                    --
                            ----------       --------           --------            --------
  Total Assets...........    8,042,071        425,989            273,410             581,348
                            ----------       --------           --------            --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --               --                      3,066
  Payable for fund shares
   purchased.............          351        --               --                    --
  Other liabilities......            5        --               --                    --
                            ----------       --------           --------            --------
  Total Liabilities......          356        --               --                      3,066
                            ----------       --------           --------            --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $8,041,715       $425,989           $273,410            $578,282
                            ==========       ========           ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                             PUTNAM VT       PUTNAM VT
                            PUTNAM VT        PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE       UTILITIES
                           MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND  GROWTH AND INCOME
                               FUND            FUND            FUND         GROWTH FUND      OF BOSTON         FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  -----------  -----------------  -----------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     438,246           900,190         63,289          64,744         70,321           98,610
      Class IB...........      --                   646         --            --               --             --
      Other class........      --              --               --            --               --             --
                             ========       ===========     ==========      ==========       ========       ==========
    Cost:
      Class IA...........    $438,246       $15,975,715     $  761,850      $1,180,487       $738,658       $1,147,967
      Class IB...........      --                 9,652         --            --               --             --
      Other class........      --              --               --            --               --             --
                             ========       ===========     ==========      ==========       ========       ==========
    Market Value:
      Class IA...........    $438,246       $15,348,235     $1,039,845      $  392,349       $816,424       $1,340,103
      Class IB...........      --                10,851         --            --               --             --
      Other class........      --              --               --            --               --             --
  Due from Hartford Life
   Insurance Company.....      --              --               --            --               --             --
  Receivable from fund
   shares sold...........      --                 1,121         --            --               --             --
  Other assets...........          17          --                    1        --               --             --
                             --------       -----------     ----------      ----------       --------       ----------
  Total Assets...........     438,263        15,360,207      1,039,846         392,349        816,424        1,340,103
                             --------       -----------     ----------      ----------       --------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                 1,121         --            --               --             --
  Payable for fund shares
   purchased.............      --              --               --            --               --             --
  Other liabilities......      --                     3         --            --               --             --
                             --------       -----------     ----------      ----------       --------       ----------
  Total Liabilities......      --                 1,124         --            --               --             --
                             --------       -----------     ----------      ----------       --------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $438,263       $15,359,083     $1,039,846      $  392,349       $816,424       $1,340,103
                             ========       ===========     ==========      ==========       ========       ==========


                            PUTNAM VT    PUTNAM VT
                           VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     31,033      1,249,691
      Class IB...........     --              3,982
      Other class........     --            --
                            ========    ===========
    Cost:
      Class IA...........   $662,706    $38,859,867
      Class IB...........     --            102,155
      Other class........     --            --
                            ========    ===========
    Market Value:
      Class IA...........   $390,397    $34,204,053
      Class IB...........     --            108,307
      Other class........     --            --
  Due from Hartford Life
   Insurance Company.....     --                305
  Receivable from fund
   shares sold...........     --            --
  Other assets...........          1        --
                            --------    -----------
  Total Assets...........    390,398     34,312,665
                            --------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --            --
  Payable for fund shares
   purchased.............     --                305
  Other liabilities......     --            --
                            --------    -----------
  Total Liabilities......     --                305
                            --------    -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $390,398    $34,312,360
                            ========    ===========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
FUND                                 PARTICIPANTS    PRICE #     LIABILITY
----                                 ------------  -----------  ------------
AIM V.I. Mid Cap Core Equity
 Fund -- Class I...................      120,671   $ 12.966631  $  1,564,695
AIM V.I. Premier Equity Fund --
 Class I...........................        5,464     11.914989        65,098
American Funds Asset Allocation
 Fund -- Class 2...................      422,433     11.982388     5,061,752
American Funds Blue Chip Income and
 Growth Fund -- Class 2............      470,117     12.728640     5,983,950
American Funds Bond Fund --
 Class 2...........................      381,493     10.910455     4,162,262
American Funds Global Growth
 Fund -- Class 2...................    3,933,758      1.088710     4,282,722
American Funds Global Small
 Capitalization Fund -- Class 2....    2,617,731      1.307366     3,422,332
American Funds Growth Fund --
 Class 2...........................   17,621,715      0.920977    16,229,194
American Funds Growth-Income
 Fund -- Class 2...................   15,618,962      1.197136    18,698,022
American Funds International
 Fund -- Class 2...................      495,532     14.981085     7,423,604
American Funds New World Fund --
 Class 2...........................       96,348     14.760130     1,422,105
Fidelity VIP Asset Manager
 Portfolio -- Class INIT...........      917,730      2.035964     1,868,465
Fidelity VIP Equity-Income
 Portfolio -- Class INIT...........    7,292,679      2.591536    18,899,240
Fidelity VIP Overseas Portfolio --
 Class INIT........................    1,219,133      1.806348     2,202,179
Mutual Shares Securities Fund --
 Class 2...........................      139,963     12.811952     1,793,194
Franklin Small Cap Value Securities
 Fund -- Class 2...................      226,334     15.061082     3,408,832
Hartford Advisers HLS Fund --
 Class IA..........................   12,755,451      2.692139    34,339,447
Hartford Bond HLS Fund --
 Class IA..........................   12,219,743      2.200121    26,884,914
Hartford Capital Appreciation HLS
 Fund -- Class IA..................   19,597,610      4.875404    95,546,266
Hartford Disciplined Equity HLS
 Fund -- Class IA..................    1,672,088      1.280563     2,141,214
Hartford Dividend and Growth HLS
 Fund -- Class IA..................    9,644,370      3.190025    30,765,779
Hartford Global Advisers HLS
 Fund -- Class IA..................       96,089      1.363233       130,992
Hartford Global Leaders HLS
 Fund -- Class IA..................      161,223      1.103429       177,897
Hartford Global Technology HLS
 Fund -- Class IA..................      208,712      0.740995       154,654
Hartford Growth Opportunities HLS
 Fund -- Class IA..................       52,410     14.145761       741,383
Hartford Index HLS Fund --
 Class IA..........................   10,612,928      3.120058    33,112,951
Hartford International Small
 Company HLS Fund -- Class IA......       44,362     15.090922       669,466
Hartford International
 Opportunities HLS Fund --
 Class IA..........................    6,555,816      2.064885    13,537,007
Hartford MidCap HLS Fund --
 Class IA..........................    6,875,279      2.784937    19,147,220
Hartford MidCap Value HLS Fund --
 Class IA..........................      194,558     14.653166     2,850,892
Hartford Money Market HLS Fund --
 Class IA..........................   16,833,071      1.555598    26,185,492
Hartford Mortgage Securities HLS
 Fund -- Class IA..................    2,876,969      1.996349     5,743,434
Hartford Small Company HLS Fund --
 Class IA..........................    6,366,737      1.609664    10,248,307
Hartford Stock HLS Fund --
 Class IA..........................   12,416,388      3.060365    37,998,680
Hartford Value Opportunities HLS
 Fund -- Class IA..................      166,025     14.638700     2,430,388
MFS New Discovery Series --
 Class INIT........................       69,511     12.907985       897,244
MFS Total Return Series --
 Class INIT........................      113,621     11.995951     1,362,994
Putnam VT Capital Opportunities
 Fund -- Class IB..................       12,804     14.208783       181,932
Putnam VT Diversified Income
 Fund -- Class IA..................       46,443     18.910417       878,263
Putnam VT Equity Income Fund --
 Class IB..........................       35,778     12.708724       454,698
Putnam VT Global Asset Allocation
 Fund -- Class IA..................      146,259     23.680233     3,463,443
Putnam VT Global Equity Fund --
 Class IA..........................      596,158     22.118357    13,186,038
Putnam VT Global Equity Fund --
 Class IB..........................          543     13.174300         7,150
Putnam VT Growth and Income
 Fund -- Class IA..................    1,066,335     30.370460    32,385,077
Putnam VT Growth and Income
 Fund -- Class IB..................        3,616     12.625543        45,653
Putnam VT Health Sciences Fund --
 Class IA..........................       58,254     12.300632       716,563
Putnam VT High Yield Fund --
 Class IA..........................      376,882     21.972422     8,281,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
FUND                                 PARTICIPANTS    PRICE #     LIABILITY
----                                 ------------  -----------  ------------
Putnam VT High Yield Fund --
 Class IB..........................       23,650   $ 12.089639  $    285,922
Putnam VT Income Fund --
 Class IA..........................      328,095     19.822044     6,503,512
Putnam VT Income Fund --
 Class IB..........................       13,483     10.394738       140,156
Putnam VT International Equity
 Fund -- Class IA..................      572,314     13.986237     8,004,516
Putnam VT International Equity
 Fund -- Class IB..................        2,703     13.761280        37,199
Putnam VT International Growth and
 Income Fund -- Class IA...........       30,043     14.179491       425,989
Putnam VT International New
 Opportunities Fund -- Class IA....       23,942     11.419666       273,410
Putnam VT Investors Fund --
 Class IA..........................       58,862      9.824339       578,282
Putnam VT Money Market Fund --
 Class IA..........................      283,534      1.545717       438,263
Putnam VT New Opportunities
 Fund -- Class IA..................      752,967     20.383662    15,348,231
Putnam VT New Opportunities
 Fund -- Class IB..................          854     12.708018        10,852
Putnam VT New Value Fund --
 Class IA..........................       59,201     17.564560     1,039,846
Putnam VT OTC & Emerging Growth
 Fund -- Class IA..................       59,918      6.548058       392,349
Putnam VT The George Putnam Fund of
 Boston -- Class IA................       60,015     13.603625       816,424
Putnam VT Utilities Growth and
 Income Fund -- Class IA...........       58,654     22.847531     1,340,103
Putnam VT Vista Fund --
 Class IA..........................       34,062     11.461246       390,398
Putnam VT Voyager Fund --
 Class IA..........................    1,187,603     28.800926    34,204,053
Putnam VT Voyager Fund --
 Class IB..........................        9,196     11.778147       108,307
                                                                ------------
GRAND TOTAL........................                             $571,491,896
                                                                ============

  #  Rounded unit prices.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.
                             MID CAP       AIM V.I.      AMERICAN FUNDS    AMERICAN FUNDS
                           CORE EQUITY  PREMIER EQUITY  ASSET ALLOCATION  BLUE CHIP INCOME
                              FUND           FUND             FUND        AND GROWTH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  2,297        $  295          $ 90,881          $ 15,142
                            --------        ------          --------          --------
CAPITAL GAINS INCOME.....     67,790        --               --                --
                            --------        ------          --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (12,930)          109              (130)              260
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     96,449         4,468           253,022           562,176
                            --------        ------          --------          --------
    Net gain (loss) on
     investments.........     83,519         4,577           252,892           562,436
                            --------        ------          --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $153,606        $4,872          $343,773          $577,578
                            ========        ======          ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                           AMERICAN FUNDS    AMERICAN FUNDS                     AMERICAN FUNDS  AMERICAN FUNDS
                           AMERICAN FUNDS  GLOBAL GROWTH      GLOBAL SMALL      AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL
                             BOND FUND          FUND       CAPITALIZATION FUND   GROWTH FUND         FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $ 89,256        $ 18,444          $--               $   25,825      $  154,610      $   86,162
                              --------        --------          --------          ----------      ----------      ----------
CAPITAL GAINS INCOME.....      --              --               --                   --              --              --
                              --------        --------          --------          ----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          242          15,706            23,626              15,248           6,791             733
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       64,379         457,219           507,258           1,686,222       1,530,254         930,418
                              --------        --------          --------          ----------      ----------      ----------
    Net gain (loss) on
     investments.........       64,621         472,925           530,884           1,701,470       1,537,045         931,151
                              --------        --------          --------          ----------      ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $153,877        $491,369          $530,884          $1,727,295      $1,691,655      $1,017,313
                              ========        ========          ========          ==========      ==========      ==========

                           AMERICAN FUNDS
                             NEW WORLD
                                FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 12,820
                              --------
CAPITAL GAINS INCOME.....      --
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (58)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      162,255
                              --------
    Net gain (loss) on
     investments.........      162,197
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $175,017
                              ========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           ASSET MANAGER  EQUITY-INCOME    OVERSEAS     MUTUAL SHARES
                             PORTFOLIO      PORTFOLIO     PORTFOLIO    SECURITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  60,306     $  271,888     $  34,174       $ 10,038
                             ---------     ----------     ---------       --------
CAPITAL GAINS INCOME.....      --              64,951        --            --
                             ---------     ----------     ---------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (104,342)        62,006      (363,232)           110
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      148,410      1,564,723       598,896        153,658
                             ---------     ----------     ---------       --------
    Net gain (loss) on
     investments.........       44,068      1,626,729       235,664        153,768
                             ---------     ----------     ---------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 104,374     $1,963,568     $ 269,838       $163,806
                             =========     ==========     =========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                              FRANKLIN
                              SMALL CAP                                       HARTFORD CAPITAL       HARTFORD          HARTFORD
                                VALUE       HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION    DISCIPLINED EQUITY   DIVIDEND AND
                           SECURITIES FUND      HLS FUND         HLS FUND         HLS FUND           HLS FUND       GROWTH HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -----------------  -------------  ----------------  ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $  3,265         $  698,522       $1,331,402      $   298,049          $ 22,409         $  393,462
                              --------         ----------       ----------      -----------          --------         ----------
CAPITAL GAINS INCOME.....      --                --                734,074         --                --                  --
                              --------         ----------       ----------      -----------          --------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,122           (102,047)          90,518          778,846             4,319            234,815
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      518,250            648,482         (859,435)      14,713,597           138,962          2,776,118
                              --------         ----------       ----------      -----------          --------         ----------
    Net gain (loss) on
     investments.........      520,372            546,435         (768,917)      15,492,443           143,281          3,010,933
                              --------         ----------       ----------      -----------          --------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $523,637         $1,244,957       $1,296,559      $15,790,492          $165,690         $3,404,395
                              ========         ==========       ==========      ===========          ========         ==========


                              HARTFORD
                           GLOBAL ADVISERS
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............      $    24
                               -------
CAPITAL GAINS INCOME.....      --
                               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (4,005)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       19,659
                               -------
    Net gain (loss) on
     investments.........       15,654
                               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $15,678
                               =======

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                HARTFORD
                              HARTFORD         HARTFORD          GROWTH       HARTFORD
                           GLOBAL LEADERS  GLOBAL TECHNOLOGY  OPPORTUNITIES     INDEX
                              HLS FUND         HLS FUND         HLS FUND      HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -----------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............     $   894          $--              $ --         $  400,232
                              -------          --------         --------     ----------
CAPITAL GAINS INCOME.....      --               --                --            106,201
                              -------          --------         --------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       6,025            21,682          (24,974)        95,907
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      25,321           (24,106)          95,519      2,612,242
                              -------          --------         --------     ----------
    Net gain (loss) on
     investments.........      31,346            (2,424)          70,545      2,708,149
                              -------          --------         --------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $32,240          $ (2,424)        $ 70,545     $3,214,582
                              =======          ========         ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL   HARTFORD      HARTFORD      HARTFORD         HARTFORD
                           SMALL COMPANY  OPPORTUNITIES    MIDCAP     MIDCAP VALUE  MONEY MARKET  MORTGAGE SECURITIES
                             HLS FUND       HLS FUND      HLS FUND      HLS FUND      HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  -----------  ------------  ------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $--          $   89,689    $   46,452     $  1,415      $276,243         $300,404
                              -------      ----------    ----------     --------      --------         --------
CAPITAL GAINS INCOME.....       9,441         --             --           16,465        --               11,066
                              -------      ----------    ----------     --------      --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       6,185        (633,687)       47,968       (9,527)       --              (13,908)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      76,060       2,664,012     2,609,391      298,701        --              (72,400)
                              -------      ----------    ----------     --------      --------         --------
    Net gain (loss) on
     investments.........      82,245       2,030,325     2,657,359      289,174        --              (86,308)
                              -------      ----------    ----------     --------      --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $91,686      $2,120,014    $2,703,811     $307,054      $276,243         $225,162
                              =======      ==========    ==========     ========      ========         ========


                             HARTFORD
                           SMALL COMPANY  HARTFORD STOCK
                             HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
INVESTMENT INCOME:
  Dividends..............   $  --          $   403,125
                            ----------     -----------
CAPITAL GAINS INCOME.....      --              --
                            ----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      376,169      (1,438,392)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      785,270       2,542,298
                            ----------     -----------
    Net gain (loss) on
     investments.........    1,161,439       1,103,906
                            ----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,161,439     $ 1,507,031
                            ==========     ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               PUTNAM VT
                                HARTFORD             MFS           MFS          CAPITAL
                           VALUE OPPORTUNITIES  NEW DISCOVERY  TOTAL RETURN  OPPORTUNITIES
                                HLS FUND           SERIES         SERIES         FUND
                               SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............       $  4,421           $--           $ 12,335       $   336
                                --------           -------       --------       -------
CAPITAL GAINS INCOME.....       --                  --             --             5,617
                                --------           -------       --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (8,273)           (1,072)          (340)          409
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        287,780            54,121        100,130        16,271
                                --------           -------       --------       -------
    Net gain (loss) on
     investments.........        279,507            53,049         99,790        16,680
                                --------           -------       --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $283,928           $53,049       $112,125       $22,633
                                ========           =======       ========       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                            PUTNAM VT    PUTNAM VT      PUTNAM VT       PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT
                           DIVERSIFIED    EQUITY      GLOBAL ASSET    GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES  HIGH YIELD
                           INCOME FUND  INCOME FUND  ALLOCATION FUND      FUND       INCOME FUND       FUND           FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  ---------------  -------------  -----------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 95,381      $   455       $ 131,985      $   286,918   $  589,828      $  3,275       $751,364
                            --------      -------       ---------      -----------   ----------      --------       --------
CAPITAL GAINS INCOME.....     --           --             --               --            --           --              --
                            --------      -------       ---------      -----------   ----------      --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (53,472)       2,166        (299,156)      (1,630,420)    (787,599)      (74,338)        33,280
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     45,559       46,435         496,268        3,022,982    3,682,481       122,888        101,737
                            --------      -------       ---------      -----------   ----------      --------       --------
    Net gain (loss) on
     investments.........     (7,913)      48,601         197,112        1,392,562    2,894,882        48,550        135,017
                            --------      -------       ---------      -----------   ----------      --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 87,468      $49,056       $ 329,097      $ 1,679,480   $3,484,710      $ 51,825       $886,381
                            ========      =======       =========      ===========   ==========      ========       ========


                            PUTNAM VT
                           INCOME FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............   $297,406
                            --------
CAPITAL GAINS INCOME.....     --
                            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (39,958)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     71,625
                            --------
    Net gain (loss) on
     investments.........     31,667
                            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $329,073
                            ========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT
                            EQUITY FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------
INVESTMENT INCOME:
  Dividends..............   $  126,315       $ 5,771            $  4,104           $   4,572
                            ----------       -------            --------           ---------
CAPITAL GAINS INCOME.....      --             --               --                    --
                            ----------       -------            --------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      483,032         2,353             (98,659)           (141,374)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      584,512        72,787             128,704             208,699
                            ----------       -------            --------           ---------
    Net gain (loss) on
     investments.........    1,067,544        75,140              30,045              67,325
                            ----------       -------            --------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,193,859       $80,911            $ 34,149           $  71,897
                            ==========       =======            ========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                             PUTNAM VT       PUTNAM VT
                            PUTNAM VT        PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE       UTILITIES
                           MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND  GROWTH AND INCOME
                               FUND            FUND            FUND         GROWTH FUND      OF BOSTON         FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  -----------  -----------------  -----------  -----------------
INVESTMENT INCOME:
  Dividends..............     $5,831        $  --            $ 12,201        $--              $18,471        $ 39,863
                              ------        -----------      --------        ---------        -------        --------
CAPITAL GAINS INCOME.....     --               --              --             --               --             --
                              ------        -----------      --------        ---------        -------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --             (1,825,029)       91,922         (879,724)        14,988         (99,420)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     --              3,221,695        46,498          907,862         36,354         343,877
                              ------        -----------      --------        ---------        -------        --------
    Net gain (loss) on
     investments.........     --              1,396,666       138,420           28,138         51,342         244,457
                              ------        -----------      --------        ---------        -------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $5,831        $ 1,396,666      $150,621        $  28,138        $69,813        $284,320
                              ======        ===========      ========        =========        =======        ========


                            PUTNAM VT    PUTNAM VT
                           VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $  --       $   172,940
                            ---------   -----------
CAPITAL GAINS INCOME.....      --           --
                            ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (243,120)   (4,933,689)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     315,401     6,363,241
                            ---------   -----------
    Net gain (loss) on
     investments.........      72,281     1,429,552
                            ---------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  72,281   $ 1,602,492
                            =========   ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.
                             MID CAP       AIM V.I.      AMERICAN FUNDS    AMERICAN FUNDS
                           CORE EQUITY  PREMIER EQUITY  ASSET ALLOCATION  BLUE CHIP INCOME
                              FUND           FUND          FUND SUB-      AND GROWTH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT        ACCOUNT         SUB-ACCOUNT
                           -----------  --------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $    2,297      $    295        $   90,881        $   15,142
  Capital gains income...      67,790       --               --                --
  Net realized gain
   (loss) on security
   transactions..........     (12,930)          109              (130)              260
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      96,449         4,468           253,022           562,176
                           ----------      --------        ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     153,606         4,872           343,773           577,578
                           ----------      --------        ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............     187,002        22,996           513,229           306,338
  Net transfers..........   1,093,362        27,282         2,299,940         3,961,974
  Surrenders for benefit
   payments and fees.....     (16,179)         (631)         (153,659)          (40,219)
  Net loan activity......     (22,091)      --                (39,253)          (12,075)
  Cost of insurance......     (73,712)      (10,238)         (270,166)         (238,821)
                           ----------      --------        ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,168,382        39,409         2,350,091         3,977,197
                           ----------      --------        ----------        ----------
  Net increase (decrease)
   in net assets.........   1,321,988        44,281         2,693,864         4,554,775
NET ASSETS:
  Beginning of year......     242,707        20,817         2,367,888         1,429,175
                           ----------      --------        ----------        ----------
  End of year............  $1,564,695      $ 65,098        $5,061,752        $5,983,950
                           ==========      ========        ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                           AMERICAN FUNDS    AMERICAN FUNDS                                       AMERICAN FUNDS
                           AMERICAN FUNDS  GLOBAL GROWTH      GLOBAL SMALL      AMERICAN FUNDS   AMERICAN FUNDS   INTERNATIONAL
                             BOND FUND          FUND       CAPITALIZATION FUND   GROWTH FUND     GROWTH-INCOME         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    FUND SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  --------------  -------------------  --------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   89,256      $   18,444        $ --              $    25,825      $   154,610       $   86,162
  Capital gains income...       --              --               --                  --              --                --
  Net realized gain
   (loss) on security
   transactions..........           242          15,706            23,626             15,248            6,791              733
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        64,379         457,219           507,258          1,686,222        1,530,254          930,418
                             ----------      ----------        ----------        -----------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       153,877         491,369           530,884          1,727,295        1,691,655        1,017,313
                             ----------      ----------        ----------        -----------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       338,862         519,672           324,814          1,609,971        1,922,776          686,318
  Net transfers..........     2,464,623           6,331           379,370          3,446,506        2,852,181        4,503,955
  Surrenders for benefit
   payments and fees.....       (38,842)       (511,903)         (416,395)        (1,271,360)      (1,354,160)        (260,964)
  Net loan activity......        (7,244)        139,969           148,889            (51,386)        (158,075)           4,783
  Cost of insurance......      (283,069)       (283,075)         (179,435)        (1,031,467)      (1,256,424)        (327,628)
                             ----------      ----------        ----------        -----------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,474,330        (129,006)          257,243          2,702,264        2,006,298        4,606,464
                             ----------      ----------        ----------        -----------      -----------       ----------
  Net increase (decrease)
   in net assets.........     2,628,207         362,363           788,127          4,429,559        3,697,953        5,623,777
NET ASSETS:
  Beginning of year......     1,534,055       3,920,359         2,634,205         11,799,635       15,000,069        1,799,827
                             ----------      ----------        ----------        -----------      -----------       ----------
  End of year............    $4,162,262      $4,282,722        $3,422,332        $16,229,194      $18,698,022       $7,423,604
                             ==========      ==========        ==========        ===========      ===========       ==========

                           AMERICAN FUNDS
                             NEW WORLD
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $   12,820
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           (58)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       162,255
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       175,017
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       101,375
  Net transfers..........     1,011,743
  Surrenders for benefit
   payments and fees.....       (87,945)
  Net loan activity......       (29,344)
  Cost of insurance......       (45,200)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       950,629
                             ----------
  Net increase (decrease)
   in net assets.........     1,125,646
NET ASSETS:
  Beginning of year......       296,459
                             ----------
  End of year............    $1,422,105
                             ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           ASSET MANAGER  EQUITY-INCOME    OVERSEAS     MUTUAL SHARES
                             PORTFOLIO      PORTFOLIO     PORTFOLIO    SECURITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   60,306     $   271,888   $    34,174     $   10,038
  Capital gains income...      --               64,951       --             --
  Net realized gain
   (loss) on security
   transactions..........     (104,342)         62,006      (363,232)           110
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      148,410       1,564,723       598,896        153,658
                            ----------     -----------   -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      104,374       1,963,568       269,838        163,806
                            ----------     -----------   -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --            1,767,163        25,244        212,226
  Net transfers..........     (329,424)       (140,356)   (1,225,391)     1,016,423
  Surrenders for benefit
   payments and fees.....     (110,375)     (1,136,179)       75,807        (14,621)
  Net loan activity......      (36,023)         31,553        57,501        (41,168)
  Cost of insurance......     (128,732)     (1,148,879)     (139,821)       (93,693)
                            ----------     -----------   -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (604,554)       (626,698)   (1,206,660)     1,079,167
                            ----------     -----------   -----------     ----------
  Net increase (decrease)
   in net assets.........     (500,180)      1,336,870      (936,822)     1,242,973
NET ASSETS:
  Beginning of year......    2,368,645      17,562,370     3,139,001        550,221
                            ----------     -----------   -----------     ----------
  End of year............   $1,868,465     $18,899,240   $ 2,202,179     $1,793,194
                            ==========     ===========   ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                              FRANKLIN
                              SMALL CAP                                       HARTFORD CAPITAL       HARTFORD          HARTFORD
                                VALUE       HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION    DISCIPLINED EQUITY   DIVIDEND AND
                           SECURITIES FUND      HLS FUND         HLS FUND         HLS FUND           HLS FUND       GROWTH HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -----------------  -------------  ----------------  ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $    3,265        $   698,522      $ 1,331,402     $   298,049         $   22,409        $   393,462
  Capital gains income...       --                --                734,074        --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........         2,122           (102,047)          90,518         778,846              4,319            234,815
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       518,250            648,482         (859,435)     14,713,597            138,962          2,776,118
                             ----------        -----------      -----------     -----------         ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       523,637          1,244,957        1,296,559      15,790,492            165,690          3,404,395
                             ----------        -----------      -----------     -----------         ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............       217,423          3,341,409        2,231,489       6,206,037            241,234          2,186,444
  Net transfers..........     2,460,494           (990,894)      (2,014,848)     (5,407,777)            88,863           (851,236)
  Surrenders for benefit
   payments and fees.....      (140,214)        (2,131,220)      (1,420,746)     (6,083,964)          (134,137)        (1,403,617)
  Net loan activity......        (2,385)          (201,880)         (90,912)       (908,702)           (14,867)          (122,049)
  Cost of insurance......      (137,760)        (2,534,348)      (1,692,077)     (4,902,589)          (165,897)        (1,733,716)
                             ----------        -----------      -----------     -----------         ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,397,558         (2,516,933)      (2,987,094)    (11,096,995)            15,196         (1,924,174)
                             ----------        -----------      -----------     -----------         ----------        -----------
  Net increase (decrease)
   in net assets.........     2,921,195         (1,271,976)      (1,690,535)      4,693,497            180,886          1,480,221
NET ASSETS:
  Beginning of year......       487,637         35,611,423       28,575,449      90,852,769          1,960,328         29,285,558
                             ----------        -----------      -----------     -----------         ----------        -----------
  End of year............    $3,408,832        $34,339,447      $26,884,914     $95,546,266         $2,141,214        $30,765,779
                             ==========        ===========      ===========     ===========         ==========        ===========


                              HARTFORD
                           GLOBAL ADVISERS
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................     $     24
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       (4,005)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       19,659
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       15,678
                              --------
UNIT TRANSACTIONS:
  Purchases..............           20
  Net transfers..........       (4,805)
  Surrenders for benefit
   payments and fees.....           90
  Net loan activity......       (4,291)
  Cost of insurance......      (11,572)
                              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (20,558)
                              --------
  Net increase (decrease)
   in net assets.........       (4,880)
NET ASSETS:
  Beginning of year......      135,872
                              --------
  End of year............     $130,992
                              ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                HARTFORD
                              HARTFORD         HARTFORD          GROWTH        HARTFORD
                           GLOBAL LEADERS  GLOBAL TECHNOLOGY  OPPORTUNITIES      INDEX
                              HLS FUND         HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $    894         $--              $ --          $   400,232
  Capital gains income...      --               --                --              106,201
  Net realized gain
   (loss) on security
   transactions..........        6,025            21,682         (24,974)          95,907
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       25,321           (24,106)         95,519        2,612,242
                              --------         ---------        --------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       32,240            (2,424)         70,545        3,214,582
                              --------         ---------        --------      -----------
UNIT TRANSACTIONS:
  Purchases..............      --                (44,640)        124,346        2,811,874
  Net transfers..........      (36,275)          (53,520)        335,205        4,207,197
  Surrenders for benefit
   payments and fees.....        8,073           (16,209)        (38,169)      (2,530,187)
  Net loan activity......      --                 (4,658)         (9,973)        (262,280)
  Cost of insurance......      (14,008)           (7,121)        (52,400)      (1,770,872)
                              --------         ---------        --------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (42,210)         (126,148)        359,009        2,455,732
                              --------         ---------        --------      -----------
  Net increase (decrease)
   in net assets.........       (9,970)         (128,572)        429,554        5,670,314
NET ASSETS:
  Beginning of year......      187,867           283,226         311,829       27,442,637
                              --------         ---------        --------      -----------
  End of year............     $177,897         $ 154,654        $741,383      $33,112,951
                              ========         =========        ========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL   HARTFORD      HARTFORD      HARTFORD         HARTFORD
                           SMALL COMPANY  OPPORTUNITIES    MIDCAP     MIDCAP VALUE  MONEY MARKET  MORTGAGE SECURITIES
                             HLS FUND       HLS FUND      HLS FUND      HLS FUND      HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  -----------  ------------  ------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................    $ --          $    89,689   $    46,452   $    1,415   $    276,243      $   300,404
  Capital gains income...       9,441          --            --            16,465        --                11,066
  Net realized gain
   (loss) on security
   transactions..........       6,185         (633,687)       47,968       (9,527)       --               (13,908)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      76,060        2,664,012     2,609,391      298,701        --               (72,400)
                             --------      -----------   -----------   ----------   ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      91,686        2,120,014     2,703,811      307,054        276,243          225,162
                             --------      -----------   -----------   ----------   ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............      68,850        1,188,282     1,635,137      147,398     17,068,727          544,581
  Net transfers..........     279,411         (819,262)     (250,110)   2,075,373    (11,272,722)         860,654
  Surrenders for benefit
   payments and fees.....     (15,019)        (983,936)     (851,552)     (46,489)    (8,590,145)      (1,010,006)
  Net loan activity......      (5,380)         (68,733)      (91,799)     (63,042)    (1,313,599)        (150,057)
  Cost of insurance......     (48,363)        (740,239)   (1,056,861)    (106,882)    (2,441,660)        (348,600)
                             --------      -----------   -----------   ----------   ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     279,499       (1,423,888)     (615,185)   2,006,358     (6,549,399)        (103,428)
                             --------      -----------   -----------   ----------   ------------      -----------
  Net increase (decrease)
   in net assets.........     371,185          696,126     2,088,626    2,313,412     (6,273,156)         121,734
NET ASSETS:
  Beginning of year......     298,281       12,840,881    17,058,594      537,480     32,458,648        5,621,700
                             --------      -----------   -----------   ----------   ------------      -----------
  End of year............    $669,466      $13,537,007   $19,147,220   $2,850,892   $ 26,185,492      $ 5,743,434
                             ========      ===========   ===========   ==========   ============      ===========


                             HARTFORD
                           SMALL COMPANY  HARTFORD STOCK
                             HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   --         $   403,125
  Capital gains income...       --             --
  Net realized gain
   (loss) on security
   transactions..........       376,169     (1,438,392)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       785,270      2,542,298
                            -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,161,439      1,507,031
                            -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       954,726      3,897,362
  Net transfers..........      (910,280)    (2,455,390)
  Surrenders for benefit
   payments and fees.....      (812,093)    (2,267,429)
  Net loan activity......       (21,134)      (300,201)
  Cost of insurance......      (603,368)    (2,608,825)
                            -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,392,149)    (3,734,483)
                            -----------    -----------
  Net increase (decrease)
   in net assets.........      (230,710)    (2,227,452)
NET ASSETS:
  Beginning of year......    10,479,017     40,226,132
                            -----------    -----------
  End of year............   $10,248,307    $37,998,680
                            ===========    ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               PUTNAM VT
                                HARTFORD             MFS           MFS          CAPITAL
                           VALUE OPPORTUNITIES  NEW DISCOVERY  TOTAL RETURN  OPPORTUNITIES
                                HLS FUND           SERIES         SERIES         FUND
                               SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $    4,421         $ --          $   12,335     $    336
  Capital gains income...        --                 --             --             5,617
  Net realized gain
   (loss) on security
   transactions..........          (8,273)          (1,072)           (340)         409
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         287,780           54,121         100,130       16,271
                               ----------         --------      ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         283,928           53,049         112,125       22,633
                               ----------         --------      ----------     --------
UNIT TRANSACTIONS:
  Purchases..............         118,981           74,432         114,797       27,543
  Net transfers..........       2,063,592          674,818         595,348       86,795
  Surrenders for benefit
   payments and fees.....        (129,066)         (10,370)        (46,552)      (4,441)
  Net loan activity......         (14,331)           1,223          (9,655)        (582)
  Cost of insurance......         (69,134)         (37,678)        (63,948)     (12,688)
                               ----------         --------      ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,970,042          702,425         589,990       96,627
                               ----------         --------      ----------     --------
  Net increase (decrease)
   in net assets.........       2,253,970          755,474         702,115      119,260
NET ASSETS:
  Beginning of year......         176,418          141,770         660,879       62,672
                               ----------         --------      ----------     --------
  End of year............      $2,430,388         $897,244      $1,362,994     $181,932
                               ==========         ========      ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                            PUTNAM VT    PUTNAM VT      PUTNAM VT       PUTNAM VT     PUTNAM VT      PUTNAM VT       PUTNAM VT
                           DIVERSIFIED    EQUITY      GLOBAL ASSET    GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES    HIGH YIELD
                           INCOME FUND  INCOME FUND  ALLOCATION FUND      FUND       INCOME FUND       FUND             FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ---------------  -------------  -----------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   95,381    $    455      $   131,985     $   286,918   $   589,828     $  3,275       $   751,364
  Capital gains income...      --          --             --               --            --           --                --
  Net realized gain
   (loss) on security
   transactions..........     (53,472)      2,166         (299,156)     (1,630,420)     (787,599)     (74,338)           33,280
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      45,559      46,435          496,268       3,022,982     3,682,481      122,888           101,737
                           ----------    --------      -----------     -----------   -----------     --------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      87,468      49,056          329,097       1,679,480     3,484,710       51,825           886,381
                           ----------    --------      -----------     -----------   -----------     --------       -----------
UNIT TRANSACTIONS:
  Purchases..............         581      58,309               40       1,121,252     2,768,691          563           546,564
  Net transfers..........    (284,667)     77,635         (624,388)     (1,110,391)   (2,527,599)     (63,321)         (408,029)
  Surrenders for benefit
   payments and fees.....     (22,570)    (34,606)        (840,320)     (1,424,527)   (4,130,706)    (168,420)         (570,885)
  Net loan activity......     (15,575)    (16,482)         (10,713)        102,705       208,540       (7,017)          (96,980)
  Cost of insurance......     (57,527)    (20,800)        (183,757)       (751,893)   (2,111,908)     (60,173)         (550,930)
                           ----------    --------      -----------     -----------   -----------     --------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (379,758)     64,056       (1,659,138)     (2,062,854)   (5,792,982)    (298,368)       (1,080,260)
                           ----------    --------      -----------     -----------   -----------     --------       -----------
  Net increase (decrease)
   in net assets.........    (292,290)    113,112       (1,330,041)       (383,374)   (2,308,272)    (246,543)         (193,879)
NET ASSETS:
  Beginning of year......   1,170,553     341,586        4,793,484      13,576,562    34,739,002      963,106         8,760,801
                           ----------    --------      -----------     -----------   -----------     --------       -----------
  End of year............  $  878,263    $454,698      $ 3,463,443     $13,193,188   $32,430,730     $716,563       $ 8,566,922
                           ==========    ========      ===========     ===========   ===========     ========       ===========


                             PUTNAM VT
                            INCOME FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $   297,406
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (39,958)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        71,625
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       329,073
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       596,699
  Net transfers..........       579,139
  Surrenders for benefit
   payments and fees.....    (1,528,159)
  Net loan activity......      (207,296)
  Cost of insurance......      (419,044)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (978,661)
                            -----------
  Net increase (decrease)
   in net assets.........      (649,588)
NET ASSETS:
  Beginning of year......     7,293,256
                            -----------
  End of year............   $ 6,643,668
                            ===========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL        PUTNAM VT
                           INTERNATIONAL   GROWTH AND        INTERNATIONAL         PUTNAM VT
                            EQUITY FUND    INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                           -------------  -------------  ----------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   126,315     $   5,771          $   4,104           $   4,572
  Capital gains income...       --            --               --                    --
  Net realized gain
   (loss) on security
   transactions..........       483,032         2,353            (98,659)           (141,374)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       584,512        72,787            128,704             208,699
                            -----------     ---------          ---------           ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,193,859        80,911             34,149              71,897
                            -----------     ---------          ---------           ---------
UNIT TRANSACTIONS:
  Purchases..............       721,573       --                       1             --
  Net transfers..........    (2,775,491)      (66,580)           (78,581)            (42,871)
  Surrenders for benefit
   payments and fees.....      (593,324)      (15,280)           (55,800)           (142,894)
  Net loan activity......       (67,012)       (4,467)            (2,001)            (17,378)
  Cost of insurance......      (438,550)      (17,697)           (19,597)            (46,334)
                            -----------     ---------          ---------           ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,152,804)     (104,024)          (155,978)           (249,477)
                            -----------     ---------          ---------           ---------
  Net increase (decrease)
   in net assets.........    (1,958,945)      (23,113)          (121,829)           (177,580)
NET ASSETS:
  Beginning of year......    10,000,660       449,102            395,239             755,862
                            -----------     ---------          ---------           ---------
  End of year............   $ 8,041,715     $ 425,989          $ 273,410           $ 578,282
                            ===========     =========          =========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                             PUTNAM VT       PUTNAM VT
                            PUTNAM VT        PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE       UTILITIES
                           MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND  GROWTH AND INCOME
                               FUND            FUND            FUND         GROWTH FUND      OF BOSTON         FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  -----------  -----------------  -----------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    5,831      $  --           $   12,201       $--             $  18,471      $   39,863
  Capital gains income...      --              --               --            --                --            --
  Net realized gain
   (loss) on security
   transactions..........      --            (1,825,029)        91,922        (879,724)         14,988         (99,420)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --             3,221,695         46,498         907,862          36,354         343,877
                            ----------      -----------     ----------       ---------       ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        5,831        1,396,666        150,621          28,138          69,813         284,320
                            ----------      -----------     ----------       ---------       ---------      ----------
UNIT TRANSACTIONS:
  Purchases..............      --             1,853,725          1,441              14          --                (277)
  Net transfers..........     (185,444)      (2,416,671)      (545,258)       (169,892)        (95,578)       (180,251)
  Surrenders for benefit
   payments and fees.....     (397,622)      (1,554,257)        25,390         (35,941)        (82,778)       (432,837)
  Net loan activity......      (10,124)        (284,465)       (21,165)         (5,890)         --             (33,568)
  Cost of insurance......      (62,394)      (1,030,332)       (69,028)        (39,734)        (74,388)        (73,750)
                            ----------      -----------     ----------       ---------       ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (655,584)      (3,432,000)      (608,620)       (251,443)       (252,744)       (720,683)
                            ----------      -----------     ----------       ---------       ---------      ----------
  Net increase (decrease)
   in net assets.........     (649,753)      (2,035,334)      (457,999)       (223,305)       (182,931)       (436,363)
NET ASSETS:
  Beginning of year......    1,088,016       17,394,417      1,497,845         615,654         999,355       1,776,466
                            ----------      -----------     ----------       ---------       ---------      ----------
  End of year............   $  438,263      $15,359,083     $1,039,846       $ 392,349       $ 816,424      $1,340,103
                            ==========      ===========     ==========       =========       =========      ==========


                            PUTNAM VT    PUTNAM VT
                           VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --       $   172,940
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........    (243,120)   (4,933,689)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     315,401     6,363,241
                            ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      72,281     1,602,492
                            ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............          21     3,344,778
  Net transfers..........    (108,266)   (5,546,916)
  Surrenders for benefit
   payments and fees.....     (79,742)   (2,945,813)
  Net loan activity......      (2,097)     (185,830)
  Cost of insurance......     (33,014)   (2,220,756)
                            ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (223,098)   (7,554,537)
                            ---------   -----------
  Net increase (decrease)
   in net assets.........    (150,817)   (5,952,045)
NET ASSETS:
  Beginning of year......     541,215    40,264,405
                            ---------   -----------
  End of year............   $ 390,398   $34,312,360
                            =========   ===========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                AIM V.I.
                                MID CAP             AIM V.I.        AMERICAN FUNDS    AMERICAN FUNDS
                              CORE EQUITY        PREMIER EQUITY    ASSET ALLOCATION  BLUE CHIP INCOME
                                  FUND                FUND               FUND        AND GROWTH FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ------------------  ------------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................       $--                 $    54           $   36,735        $ --
  Capital gains income...          1,406            --                  --                --
  Net realized gain
   (loss) on security
   transactions..........             25                  2                  (59)                8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         14,486              1,474              110,781            85,239
                                --------            -------           ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         15,917              1,530              147,457            85,247
                                --------            -------           ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............          8,982              1,108               53,785            89,080
  Net transfers..........        209,459             19,221            2,229,181         1,286,623
  Surrenders for benefit
   payments and fees.....            142                  2               (7,904)               51
  Net loan activity......         14,136            --                   (12,059)           (6,051)
  Cost of insurance......         (5,929)            (1,044)             (42,572)          (25,775)
                                --------            -------           ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        226,790             19,287            2,220,431         1,343,928
                                --------            -------           ----------        ----------
  Net increase (decrease)
   in net assets.........        242,707             20,817            2,367,888         1,429,175
NET ASSETS:
  Beginning of year......       --                  --                  --                --
                                --------            -------           ----------        ----------
  End of year............       $242,707            $20,817           $2,367,888        $1,429,175
                                ========            =======           ==========        ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                             AMERICAN FUNDS    AMERICAN FUNDS                     AMERICAN FUNDS  AMERICAN FUNDS
                            AMERICAN FUNDS   GLOBAL GROWTH      GLOBAL SMALL      AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL
                              BOND FUND           FUND       CAPITALIZATION FUND   GROWTH FUND         FUND            FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  -------------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................     $ --             $    8,570        $    8,708        $    10,668     $   125,586      $   17,854
  Capital gains income...       --                --               --                  --              --              --
  Net realized gain
   (loss) on security
   transactions..........       --                 15,945            56,149             23,664          (2,442)          1,212
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         47,656          821,847           684,748          2,349,839       2,681,783         191,259
                              ----------       ----------        ----------        -----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         47,656          846,362           749,605          2,384,171       2,804,927         210,325
                              ----------       ----------        ----------        -----------     -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............        102,607          229,523           115,094            852,044       1,116,639          95,766
  Net transfers..........      1,419,751        1,526,015         1,345,259          4,935,082       5,956,699       1,532,274
  Surrenders for benefit
   payments and fees.....         (8,056)         (49,936)          (50,072)          (668,158)       (192,539)           (137)
  Net loan activity......         (3,517)         (96,598)         (102,431)           (23,133)       (300,879)         (1,414)
  Cost of insurance......        (24,386)        (157,781)          (88,307)          (572,707)       (737,894)        (36,987)
                              ----------       ----------        ----------        -----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,486,399        1,451,223         1,219,543          4,523,128       5,842,026       1,589,502
                              ----------       ----------        ----------        -----------     -----------      ----------
  Net increase (decrease)
   in net assets.........      1,534,055        2,297,585         1,969,148          6,907,299       8,646,953       1,799,827
NET ASSETS:
  Beginning of year......       --              1,622,774           665,057          4,892,336       6,353,116         --
                              ----------       ----------        ----------        -----------     -----------      ----------
  End of year............     $1,534,055       $3,920,359        $2,634,205        $11,799,635     $15,000,069      $1,799,827
                              ==========       ==========        ==========        ===========     ===========      ==========


                            AMERICAN FUNDS
                            NEW WORLD FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment
   income................      $--
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........             5
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        31,830
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        31,835
                               --------
UNIT TRANSACTIONS:
  Purchases..............        11,650
  Net transfers..........       256,150
  Surrenders for benefit
   payments and fees.....            (1)
  Net loan activity......           169
  Cost of insurance......        (3,344)
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       264,624
                               --------
  Net increase (decrease)
   in net assets.........       296,459
NET ASSETS:
  Beginning of year......       --
                               --------
  End of year............      $296,459
                               ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              FIDELITY VIP     FIDELITY VIP   FIDELITY VIP
                             ASSET MANAGER     EQUITY-INCOME    OVERSEAS      MUTUAL SHARES
                               PORTFOLIO         PORTFOLIO     PORTFOLIO     SECURITIES FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ------------------  -------------  ------------  ------------------
OPERATIONS:
  Net investment
   income................      $  102,177       $   263,727   $    29,752        $--
  Capital gains income...        --                 --            --             --
  Net realized gain
   (loss) on security
   transactions..........          27,886            38,597      (688,973)            330
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         385,970         3,800,368     1,871,851          38,303
                               ----------       -----------   -----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         516,033         4,102,692     1,212,630          38,633
                               ----------       -----------   -----------        --------
UNIT TRANSACTIONS:
  Purchases..............         280,363         1,838,150       413,471          25,035
  Net transfers..........        (658,138)          808,956    (1,032,158)        519,011
  Surrenders for benefit
   payments and fees.....        (137,259)       (1,223,770)     (210,688)        (30,751)
  Net loan activity......         (62,743)         (386,882)     (246,169)          6,713
  Cost of insurance......        (220,315)       (1,115,256)     (255,960)         (8,420)
                               ----------       -----------   -----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (798,092)          (78,802)   (1,331,504)        511,588
                               ----------       -----------   -----------        --------
  Net increase (decrease)
   in net assets.........        (282,059)        4,023,890      (118,874)        550,221
NET ASSETS:
  Beginning of year......       2,650,704        13,538,480     3,257,875        --
                               ----------       -----------   -----------        --------
  End of year............      $2,368,645       $17,562,370   $ 3,139,001        $550,221
                               ==========       ===========   ===========        ========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                FRANKLIN
                               SMALL CAP                                         HARTFORD CAPITAL       HARTFORD
                                 VALUE         HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION    DISCIPLINED EQUITY
                            SECURITIES FUND        HLS FUND         HLS FUND         HLS FUND           HLS FUND
                            SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (B)
                           ------------------  -----------------  -------------  ----------------  ------------------
OPERATIONS:
  Net investment
   income................       $--               $   796,695      $   967,979     $   451,778         $   19,084
  Capital gains income...       --                   --                112,032        --                 --
  Net realized gain
   (loss) on security
   transactions..........             48              111,490          180,089      (1,144,048)              (570)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         46,160            4,762,953          802,961      28,054,696            348,051
                                --------          -----------      -----------     -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         46,208            5,671,138        2,063,061      27,362,426            366,565
                                --------          -----------      -----------     -----------         ----------
UNIT TRANSACTIONS:
  Purchases..............         27,848            3,467,658        2,069,903       7,009,698            230,323
  Net transfers..........        417,281              444,354        6,292,904      (1,851,065)           456,524
  Surrenders for benefit
   payments and fees.....            205           (2,255,470)      (3,277,134)     (4,186,373)           (24,517)
  Net loan activity......          7,459             (397,610)        (281,538)     (1,263,020)           (17,018)
  Cost of insurance......        (11,364)          (2,656,649)      (1,635,960)     (4,744,130)          (138,779)
                                --------          -----------      -----------     -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        441,429           (1,397,717)       3,168,175      (5,034,890)           506,533
                                --------          -----------      -----------     -----------         ----------
  Net increase (decrease)
   in net assets.........        487,637            4,273,421        5,231,236      22,327,536            873,098
NET ASSETS:
  Beginning of year......       --                 31,338,002       23,344,213      68,525,233          1,087,230
                                --------          -----------      -----------     -----------         ----------
  End of year............       $487,637          $35,611,423      $28,575,449     $90,852,769         $1,960,328
                                ========          ===========      ===========     ===========         ==========


                              HARTFORD         HARTFORD
                            DIVIDEND AND    GLOBAL ADVISERS
                           GROWTH HLS FUND     HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
OPERATIONS:
  Net investment
   income................    $   378,211       $     977
  Capital gains income...        155,901         --
  Net realized gain
   (loss) on security
   transactions..........        (23,208)          1,169
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      5,595,649          42,973
                             -----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      6,106,553          45,119
                             -----------       ---------
UNIT TRANSACTIONS:
  Purchases..............      2,584,797          45,750
  Net transfers..........        270,495        (123,946)
  Surrenders for benefit
   payments and fees.....     (1,429,623)        (46,762)
  Net loan activity......       (253,749)         (8,876)
  Cost of insurance......     (1,719,477)        (23,736)
                             -----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (547,557)       (157,570)
                             -----------       ---------
  Net increase (decrease)
   in net assets.........      5,558,996        (112,451)
NET ASSETS:
  Beginning of year......     23,726,562         248,323
                             -----------       ---------
  End of year............    $29,285,558       $ 135,872
                             ===========       =========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   HARTFORD
                              HARTFORD         HARTFORD             GROWTH           HARTFORD
                           GLOBAL LEADERS  GLOBAL TECHNOLOGY    OPPORTUNITIES          INDEX
                              HLS FUND         HLS FUND            HLS FUND          HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)      SUB-ACCOUNT
                           --------------  -----------------  ------------------  ---------------
OPERATIONS:
  Net investment
   income................    $   1,009         $--                 $--              $   335,608
  Capital gains income...      --               --                 --                    76,195
  Net realized gain
   (loss) on security
   transactions..........       20,043            6,564                  26             (17,408)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       52,587           82,253              29,443           5,667,868
                             ---------         --------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       73,639           88,817              29,469           6,062,263
                             ---------         --------            --------         -----------
UNIT TRANSACTIONS:
  Purchases..............       24,260           60,282              14,023           3,078,487
  Net transfers..........     (193,435)          76,951             276,002            (797,212)
  Surrenders for benefit
   payments and fees.....       (1,998)          (1,910)                 (7)         (2,556,494)
  Net loan activity......       (3,168)         --                     (273)           (368,782)
  Cost of insurance......      (24,599)         (11,869)             (7,385)         (1,645,990)
                             ---------         --------            --------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (198,940)         123,454             282,360          (2,289,991)
                             ---------         --------            --------         -----------
  Net increase (decrease)
   in net assets.........     (125,301)         212,271             311,829           3,772,272
NET ASSETS:
  Beginning of year......      313,168           70,955            --                23,670,365
                             ---------         --------            --------         -----------
  End of year............    $ 187,867         $283,226            $311,829         $27,442,637
                             =========         ========            ========         ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                HARTFORD         HARTFORD
                             INTERNATIONAL     INTERNATIONAL   HARTFORD         HARTFORD           HARTFORD
                             SMALL COMPANY     OPPORTUNITIES    MIDCAP        MIDCAP VALUE       MONEY MARKET
                                HLS FUND         HLS FUND      HLS FUND         HLS FUND           HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (A)      SUB-ACCOUNT
                           ------------------  -------------  -----------  ------------------  ----------------
OPERATIONS:
  Net investment
   income................       $  2,381        $   104,748   $    34,502       $--              $    269,258
  Capital gains income...         19,931            --            --            --                   --
  Net realized gain
   (loss) on security
   transactions..........              5         (2,248,987)      (30,610)           437             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (3,345)         5,464,413     4,163,607         44,669             --
                                --------        -----------   -----------       --------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         18,972          3,320,174     4,167,499         45,106              269,258
                                --------        -----------   -----------       --------         ------------
UNIT TRANSACTIONS:
  Purchases..............          7,540          1,494,010     1,521,514         16,516           17,651,563
  Net transfers..........        271,134         (2,727,664)    2,597,512        482,932           (3,020,813)
  Surrenders for benefit
   payments and fees.....            147           (790,300)     (969,966)       (10,694)         (13,595,700)
  Net loan activity......          3,992           (134,506)     (129,721)        12,164           (1,248,751)
  Cost of insurance......         (3,504)          (763,730)     (879,741)        (8,544)          (2,818,569)
                                --------        -----------   -----------       --------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        279,309         (2,922,190)    2,139,598        492,374           (3,032,270)
                                --------        -----------   -----------       --------         ------------
  Net increase (decrease)
   in net assets.........        298,281            397,984     6,307,097        537,480           (2,763,012)
NET ASSETS:
  Beginning of year......       --               12,442,897    10,751,497       --                 35,221,660
                                --------        -----------   -----------       --------         ------------
  End of year............       $298,281        $12,840,881   $17,058,594       $537,480         $ 32,458,648
                                ========        ===========   ===========       ========         ============


                                HARTFORD          HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY  HARTFORD STOCK
                                HLS FUND          HLS FUND        HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  --------------
OPERATIONS:
  Net investment
   income................      $   210,429       $   --         $   429,412
  Capital gains income...           32,590           --             --
  Net realized gain
   (loss) on security
   transactions..........          (17,052)           64,080     (2,208,078)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (88,699)        3,607,220     10,409,014
                               -----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........          137,268         3,671,300      8,630,348
                               -----------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............          474,159           946,361      4,484,941
  Net transfers..........         (442,256)          706,247     (2,255,250)
  Surrenders for benefit
   payments and fees.....         (640,973)         (303,521)    (2,796,442)
  Net loan activity......         (107,929)         (104,598)      (461,865)
  Cost of insurance......         (397,732)         (513,901)    (2,794,123)
                               -----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,114,731)          730,588     (3,822,739)
                               -----------       -----------    -----------
  Net increase (decrease)
   in net assets.........         (977,463)        4,401,888      4,807,609
NET ASSETS:
  Beginning of year......        6,599,163         6,077,129     35,418,523
                               -----------       -----------    -----------
  End of year............      $ 5,621,700       $10,479,017    $40,226,132
                               ===========       ===========    ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                            PUTNAM VT
                                HARTFORD               MFS                 MFS               CAPITAL
                           VALUE OPPORTUNITIES    NEW DISCOVERY        TOTAL RETURN       OPPORTUNITIES
                                HLS FUND              SERIES              SERIES               FUND
                             SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................       $--                  $--                 $--                 $ 1,333
  Capital gains income...       --                   --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........            (28)                   8                  26                 89
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         15,303                7,526              36,716              1,466
                                --------             --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         15,275                7,534              36,742              2,888
                                --------             --------            --------            -------
UNIT TRANSACTIONS:
  Purchases..............          4,143                3,362              20,316             10,715
  Net transfers..........        165,456              133,602             614,588             50,707
  Surrenders for benefit
   payments and fees.....         (5,554)                (375)                 19                 (2)
  Net loan activity......            169             --                  --                  --
  Cost of insurance......         (3,071)              (2,353)            (10,786)            (1,636)
                                --------             --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        161,143              134,236             624,137             59,784
                                --------             --------            --------            -------
  Net increase (decrease)
   in net assets.........        176,418              141,770             660,879             62,672
NET ASSETS:
  Beginning of year......       --                   --                  --                  --
                                --------             --------            --------            -------
  End of year............       $176,418             $141,770            $660,879            $62,672
                                ========             ========            ========            =======

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                              PUTNAM VT          PUTNAM VT          PUTNAM VT       PUTNAM VT     PUTNAM VT      PUTNAM VT
                             DIVERSIFIED           EQUITY         GLOBAL ASSET    GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES
                             INCOME FUND        INCOME FUND      ALLOCATION FUND      FUND       INCOME FUND       FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (A)      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ------------------  ---------------  -------------  -----------  ---------------
OPERATIONS:
  Net investment
   income................    $   411,570          $  1,565         $   257,967     $   172,415   $   763,263    $    8,740
  Capital gains income...       --                --                  --               --            --            --
  Net realized gain
   (loss) on security
   transactions..........         96,875                34            (891,417)     (3,642,283)   (2,390,853)      (83,318)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         85,830            32,272           1,739,243       6,948,947    10,089,144       252,484
                             -----------          --------         -----------     -----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        594,275            33,871           1,105,793       3,479,079     8,461,554       177,906
                             -----------          --------         -----------     -----------   -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        383,985            11,144             379,092       1,631,815     3,852,124       191,939
  Net transfers..........     (3,412,448)          305,575          (1,859,177)     (2,255,283)   (7,706,002)     (365,445)
  Surrenders for benefit
   payments and fees.....       (209,967)               (2)           (318,154)     (1,561,133)   (1,514,468)      (42,848)
  Net loan activity......        (84,597)           (4,435)           (284,190)       (358,131)   (1,059,939)      (19,841)
  Cost of insurance......       (216,958)           (4,567)           (333,215)       (937,547)   (2,509,000)     (108,780)
                             -----------          --------         -----------     -----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,539,985)          307,715          (2,415,644)     (3,480,279)   (8,937,285)     (344,975)
                             -----------          --------         -----------     -----------   -----------    ----------
  Net increase (decrease)
   in net assets.........     (2,945,710)          341,586          (1,309,851)         (1,200)     (475,731)     (167,069)
NET ASSETS:
  Beginning of year......      4,116,263          --                 6,103,335      13,577,762    35,214,733     1,130,175
                             -----------          --------         -----------     -----------   -----------    ----------
  End of year............    $ 1,170,553          $341,586         $ 4,793,484     $13,576,562   $34,739,002    $  963,106
                             ===========          ========         ===========     ===========   ===========    ==========

                            PUTNAM VT
                           HIGH YIELD    PUTNAM VT
                              FUND      INCOME FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $  935,279   $   379,447
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........     108,389        14,936
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     963,582       (39,102)
                           ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........   2,007,250       355,281
                           ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     953,685       724,976
  Net transfers..........      80,057      (781,633)
  Surrenders for benefit
   payments and fees.....    (734,627)     (529,923)
  Net loan activity......    (207,131)      (73,079)
  Cost of insurance......    (615,364)     (508,593)
                           ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (523,380)   (1,168,252)
                           ----------   -----------
  Net increase (decrease)
   in net assets.........   1,483,870      (812,971)
NET ASSETS:
  Beginning of year......   7,276,931     8,106,227
                           ----------   -----------
  End of year............  $8,760,801   $ 7,293,256
                           ==========   ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                 PUTNAM VT
                               PUTNAM VT       INTERNATIONAL        PUTNAM VT
                             INTERNATIONAL      GROWTH AND        INTERNATIONAL         PUTNAM VT
                              EQUITY FUND       INCOME FUND   NEW OPPORTUNITIES FUND  INVESTORS FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  -------------  ----------------------  --------------
OPERATIONS:
  Net investment
   income................     $    87,095        $  12,886          $   3,540          $     9,030
  Capital gains income...        --                --               --                     --
  Net realized gain
   (loss) on security
   transactions..........          51,452            8,078           (504,105)            (278,889)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,147,936          162,345            680,164              514,563
                              -----------        ---------          ---------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       2,286,483          183,309            179,599              244,704
                              -----------        ---------          ---------          -----------
UNIT TRANSACTIONS:
  Purchases..............       1,093,625           78,012             89,439              204,821
  Net transfers..........          79,170         (512,907)          (372,550)          (1,048,556)
  Surrenders for benefit
   payments and fees.....        (335,032)         (10,551)           (97,610)             (63,920)
  Net loan activity......         (79,327)          (3,962)            (3,901)             (26,000)
  Cost of insurance......        (496,419)         (44,526)           (44,129)            (102,602)
                              -----------        ---------          ---------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         262,017         (493,934)          (428,751)          (1,036,257)
                              -----------        ---------          ---------          -----------
  Net increase (decrease)
   in net assets.........       2,548,500         (310,625)          (249,152)            (791,553)
NET ASSETS:
  Beginning of year......       7,452,160          759,727            644,391            1,547,415
                              -----------        ---------          ---------          -----------
  End of year............     $10,000,660        $ 449,102          $ 395,239          $   755,862
                              ===========        =========          =========          ===========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                                               PUTNAM VT       PUTNAM VT
                            PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT      THE GEORGE       UTILITIES
                           MONEY MARKET  NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING    PUTNAM FUND  GROWTH AND INCOME
                               FUND            FUND             FUND          GROWTH FUND      OF BOSTON         FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------------  -------------  -----------------  -----------  -----------------
OPERATIONS:
  Net investment
   income................  $    14,066      $  --            $    33,461       $--            $   34,360      $   104,962
  Capital gains income...      --              --                --             --                --             --
  Net realized gain
   (loss) on security
   transactions..........      --            (5,230,730)        (114,913)       (922,771)         39,550         (512,464)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --            10,032,143          608,402       1,217,063         120,069          910,745
                           -----------      -----------      -----------       ---------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       14,066        4,801,413          526,950         294,292         193,979          503,243
                           -----------      -----------      -----------       ---------      ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      171,106        2,633,975          209,421         177,923         142,029          217,329
  Net transfers..........   (1,023,673)      (3,416,346)      (1,394,680)       (371,840)       (202,765)        (852,951)
  Surrenders for benefit
   payments and fees.....     (185,332)      (1,032,230)         (93,474)        (35,395)        (68,067)        (257,499)
  Net loan activity......      125,974         (415,681)           4,331         (55,862)         (8,876)         (78,322)
  Cost of insurance......     (163,917)      (1,299,310)        (156,385)        (90,002)       (133,061)        (148,057)
                           -----------      -----------      -----------       ---------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,075,842)      (3,529,592)      (1,430,787)       (375,176)       (270,740)      (1,119,500)
                           -----------      -----------      -----------       ---------      ----------      -----------
  Net increase (decrease)
   in net assets.........   (1,061,776)       1,271,821         (903,837)        (80,884)        (76,761)        (616,257)
NET ASSETS:
  Beginning of year......    2,149,792       16,122,596        2,401,682         696,538       1,076,116        2,392,723
                           -----------      -----------      -----------       ---------      ----------      -----------
  End of year............  $ 1,088,016      $17,394,417      $ 1,497,845       $ 615,654      $  999,355      $ 1,776,466
                           ===========      ===========      ===========       =========      ==========      ===========


                            PUTNAM VT    PUTNAM VT
                           VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
OPERATIONS:
  Net investment
   income................   $  --       $   258,188
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........    (306,150)   (8,017,300)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     523,535    16,618,916
                            ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     217,385     8,859,804
                            ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............     146,711     4,628,027
  Net transfers..........    (512,788)   (4,680,862)
  Surrenders for benefit
   payments and fees.....     (47,975)   (2,771,625)
  Net loan activity......     (10,954)   (1,055,295)
  Cost of insurance......     (76,709)   (2,717,973)
                            ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (501,715)   (6,597,728)
                            ---------   -----------
  Net increase (decrease)
   in net assets.........    (284,330)    2,262,076
NET ASSETS:
  Beginning of year......     825,545    38,002,329
                            ---------   -----------
  End of year............   $ 541,215   $40,264,405
                            =========   ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Mutual Shares Securities Fund, Franklin Small Cap Value Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, MFS New Discovery Series, MFS Total Return Series, Putnam VT Capital Opportunities Fund, Putnam VT Diversified Income Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Funds and Putnam VT Voyager Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

_____________________________________ SA-44 ____________________________________

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--
    On the policy date and on each subsequent monthly activity date, the Company will make deductions at an annual maximum rate of 1.40% from to Account to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners accounts.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                          PURCHASES AT  PROCEEDS FROM
                                              COST          SALES
                                          ------------  -------------
AIM V.I. Mid Cap Core Equity Fund.......  $  1,997,799  $    759,329
AIM V.I. Premier Equity Fund............        53,730        14,026
American Funds Asset Allocation Fund....     3,026,290       585,318
American Funds Blue Chip Income and
 Growth Fund............................     4,276,183       283,843
American Funds Bond Fund................     2,909,530       345,946
American Funds Global Growth Fund.......     1,892,131     2,002,712
American Funds Global Small
 Capitalization Fund....................     2,134,977     1,877,737
American Funds Growth Fund..............     4,194,829     1,466,791
American Funds Growth-Income Fund.......     3,920,902     1,759,951
American Funds International Fund.......     5,089,636       397,011
American Funds New World Fund...........     1,108,704       145,255
Fidelity VIP Asset Manager Portfolio....        89,991       634,238
Fidelity VIP Equity-Income Portfolio....     2,221,216     2,511,059
Fidelity VIP Overseas Portfolio.........       520,246     1,692,724
Mutual Shares Securities Fund...........     1,197,299       108,093
Franklin Small Cap Value Securities
 Fund...................................     2,695,397       294,573
Hartford Advisers HLS Fund..............     2,931,646     4,750,030
Hartford Bond HLS Fund..................     4,810,565     5,732,199
Hartford Capital Appreciation HLS
 Fund...................................     6,311,902    17,110,892
Hartford Disciplined Equity HLS Fund....       401,420       363,810
Hartford Dividend and Growth HLS Fund...     2,889,107     4,419,899
Hartford Global Advisers HLS Fund.......         7,335        27,870
Hartford Global Leaders HLS Fund........           894        42,209
Hartford Global Technology HLS Fund.....           222       126,371
Hartford Growth Opportunities HLS
 Fund...................................     1,172,288       813,278
Hartford Index HLS Fund.................     8,012,135     5,049,987
Hartford International Small Company HLS
 Fund...................................     1,115,796       826,855
Hartford International Opportunities HLS
 Fund...................................       896,701     2,230,861
Hartford MidCap HLS Fund................     1,981,433     2,550,168
Hartford MidCap Value HLS Fund..........     2,716,701       692,463
Hartford Money Market HLS Fund..........    23,496,989    29,770,352
Hartford Mortgage Securities HLS Fund...     3,055,351     2,847,328
Hartford Small Company HLS Fund.........     1,373,017     2,765,198
Hartford Stock HLS Fund.................     2,665,240     5,996,629
Hartford Value Opportunities HLS Fund...     2,629,009       654,545
MFS New Discovery Series................       799,841        97,417
MFS Total Return Series.................       676,775        74,449
Putnam VT Capital Opportunities Fund....       121,300        18,721
Putnam VT Diversified Income Fund.......        96,787       381,165
Putnam VT Equity Income Fund............       129,683        65,172
Putnam VT Global Asset Allocation
 Fund...................................       149,905     1,677,058
Putnam VT Global Equity Fund............       638,572     2,414,511
Putnam VT Growth and Income Fund........     1,732,242     6,935,411
Putnam VT Health Sciences Fund..........       113,049       408,143
Putnam VT High Yield Fund...............     2,049,657     2,378,541
Putnam VT Income Fund...................     1,762,502     2,443,758
Putnam VT International Equity Fund.....     1,036,053     4,062,539
Putnam VT International Growth and
 Income Fund............................         5,772       104,024
Putnam VT International New
 Opportunities Fund.....................         4,574       156,448
Putnam VT Investors Fund................       122,024       366,929
Putnam VT Money Market Fund.............         6,054       655,820
Putnam VT New Opportunities Fund........       554,395     3,986,392
Putnam VT New Value Fund................       141,457       737,876
Putnam VT OTC & Emerging Growth Fund....         4,777       256,221
Putnam VT The George Putnam Fund of
 Boston Fund............................        18,472       252,744
Putnam VT Utilities Growth and Income
 Fund...................................        56,328       737,148
Putnam VT Vista Fund....................       --            223,099
Putnam VT Voyager Fund..................     1,313,985     8,695,579
                                          ------------  ------------
                                          $115,330,815  $138,778,715
                                          ============  ============

_____________________________________ SA-46 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 was as follows:

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
AIM V.I. Mid Cap Core Equity
 Fund..............................     168,320      68,953             99,367
AIM V.I. Premier Equity Fund.......       5,138       1,522              3,616
American Funds Asset Allocation
 Fund..............................     292,541      84,204            208,337
American Funds Blue Chip Income and
 Growth Fund.......................     388,840      41,944            346,896
American Funds Bond Fund...........     284,013      51,161            232,852
American Funds Global Growth
 Fund..............................   2,365,242   2,518,065           (152,823)
American Funds Global Small
 Capitalization Fund...............   2,355,137   2,173,027            182,110
American Funds Growth Fund.........   6,956,730   3,748,244          3,208,486
American Funds Growth-Income
 Fund..............................   5,038,378   3,249,234          1,789,144
American Funds International
 Fund..............................     417,267      65,083            352,184
American Funds New World Fund......      86,591      14,104             72,487
Fidelity VIP Asset Manager
 Portfolio.........................      19,018     328,315           (309,297)
Fidelity VIP Equity-Income
 Portfolio.........................   1,544,849   1,810,308           (265,459)
Fidelity VIP Overseas Portfolio....     372,430   1,128,000           (755,570)
Mutual Shares Securities Fund......     108,264      16,672             91,592
Franklin Small Cap Value Securities
 Fund..............................     222,544      36,275            186,269
Hartford Advisers HLS Fund.........   2,168,150   3,135,838           (967,688)
Hartford Bond HLS Fund.............   2,406,290   3,775,235         (1,368,945)
Hartford Capital Appreciation HLS
 Fund..............................   3,449,268   6,095,108         (2,645,840)
Hartford Disciplined Equity HLS
 Fund..............................     446,239     433,714             12,525
Hartford Dividend and Growth HLS
 Fund..............................   1,841,144   2,517,454           (676,310)
Hartford Global Advisers HLS
 Fund..............................      15,061      31,347            (16,286)
Hartford Global Leaders HLS Fund...         324      42,023            (41,699)
Hartford Global Technology HLS
 Fund..............................     109,256     287,927           (178,671)
Hartford Growth Opportunities HLS
 Fund..............................      96,394      69,816             26,578
Hartford Index HLS Fund............   3,546,440   2,643,258            903,182
Hartford International Small
 Company HLS Fund..................      86,023      64,779             21,244
Hartford International
 Opportunities HLS Fund............   1,168,539   1,955,829           (787,290)
Hartford MidCap HLS Fund...........   1,477,233   1,734,043           (256,810)
Hartford MidCap Value HLS Fund.....     217,651      65,751            151,900
Hartford Money Market HLS Fund.....  27,383,158  31,612,757         (4,229,599)
Hartford Mortgage Securities HLS
 Fund..............................   1,597,892   1,652,949            (55,057)
Hartford Small Company HLS Fund....   2,076,155   3,012,515           (936,360)
Hartford Stock HLS Fund............   2,392,578   3,668,416         (1,275,838)
Hartford Value Opportunities HLS
 Fund..............................     208,515      56,816            151,699
MFS New Discovery Series...........      66,766       8,954             57,812
MFS Total Return Series............      65,906      13,614             52,292
Putnam VT Capital Opportunities
 Fund..............................       9,765       2,171              7,594
Putnam VT Diversified Income
 Fund..............................         187      21,575            (21,388)
Putnam VT Equity Income Fund.......      13,183       7,459              5,724
Putnam VT Global Asset Allocation
 Fund..............................       4,279      79,182            (74,903)
Putnam VT Global Equity Fund.......      90,604     193,284           (102,680)
Putnam VT Growth and Income Fund...     150,006     354,848           (204,842)
Putnam VT Health Sciences Fund.....       9,542      35,304            (25,762)
Putnam VT High Yield Fund..........     148,665     191,377            (42,712)
Putnam VT Income Fund..............     104,410     149,511            (45,101)
Putnam VT International Equity
 Fund..............................     127,552     385,456           (257,904)
Putnam VT International Growth and
 Income Fund.......................      --           8,380             (8,380)
Putnam VT International New
 Opportunities Fund................       1,862      17,247            (15,385)
Putnam VT Investors Fund...........      13,684      41,816            (28,132)
Putnam VT Money Market Fund........       2,982     429,749           (426,767)
Putnam VT New Opportunities Fund...     156,251     346,026           (189,775)
Putnam VT New Value Fund...........       8,410      47,937            (39,527)
Putnam VT OTC & Emerging Growth
 Fund..............................       2,242      44,800            (42,558)
Putnam VT The George Putnam Fund of
 Boston............................          29      19,706            (19,677)
Putnam VT Utilities Growth and
 Income Fund.......................       1,883      37,987            (36,104)
Putnam VT Vista Fund...............          38      22,124            (22,086)
Putnam VT Voyager Fund.............     206,955     483,775           (276,820)

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 was as follows:

                                       UNITS       UNITS     NET INCREASE
FUND                                   ISSUED     REDEEMED    (DECREASE)
----                                 ----------  ----------  ------------
AIM V.I. Mid Cap Core Equity
 Fund..............................      23,978       2,674       21,304
AIM V.I. Premier Equity Fund.......       1,945          97        1,848
American Funds Asset Allocation
 Fund..............................     226,580      12,483      214,096
American Funds Blue Chip Income and
 Growth Fund.......................     126,281       3,060      123,221
American Funds Bond Fund...........     152,290       3,649      148,641
American Funds Global Growth
 Fund..............................   2,724,888     926,561    1,798,328
American Funds Global Small
 Capitalization Fund...............   2,644,649   1,153,085    1,491,564
American Funds Growth Fund.........   9,656,532   3,418,711    6,237,822
American Funds Growth-Income
 Fund..............................   8,566,980   2,493,917    6,073,063
American Funds International
 Fund..............................     167,515      24,167      143,348
American Funds New World Fund......      24,221         360       23,861
Fidelity VIP Asset Manager
 Portfolio.........................     891,843   1,284,780     (392,937)
Fidelity VIP Equity-Income
 Portfolio.........................   1,941,246   1,976,666      (35,420)
Fidelity VIP Overseas Portfolio....     874,744   1,838,354     (963,610)
Mutual Shares Securities Fund......      52,027       3,656       48,371
Franklin Small Cap Value Securities
 Fund..............................      41,109       1,044       40,065
Hartford Advisers HLS Fund.........   2,973,976   3,560,277     (586,300)
Hartford Bond HLS Fund.............   7,182,279   5,565,541    1,616,738
Hartford Capital Appreciation HLS
 Fund..............................   3,917,915   5,561,007   (1,643,092)
Hartford Disciplined Equity HLS
 Fund..............................     788,225     314,339      473,886
Hartford Dividend and Growth HLS
 Fund..............................   2,211,023   2,492,584     (281,560)
Hartford Global Advisers HLS
 Fund..............................      92,618     231,340     (138,722)
Hartford Global Leaders HLS Fund...     108,029     363,705     (255,676)
Hartford Global Technology HLS
 Fund..............................   1,173,752     943,100      230,652
Hartford Growth Opportunities HLS
 Fund..............................      26,624         792       25,832
Hartford Index HLS Fund............   2,618,756   3,640,126   (1,021,371)
Hartford International Small
 Company HLS Fund..................      23,757         639       23,118
Hartford International
 Opportunities HLS Fund............   2,017,331   4,144,686   (2,127,355)
Hartford MidCap HLS Fund...........   3,181,142   2,237,557      943,585
Hartford MidCap Value HLS Fund.....      48,214       5,555       42,658
Hartford Money Market HLS Fund.....  26,852,598  28,816,536   (1,963,938)
Hartford Mortgage Securities HLS
 Fund..............................     976,247   1,564,812     (588,565)
Hartford Small Company HLS Fund....   3,579,486   2,877,924      701,562
Hartford Stock HLS Fund............   3,013,174   4,568,309   (1,555,135)
Hartford Value Opportunites HLS
 Fund..............................      15,547       1,221       14,326
MFS New Discovery Series...........      12,233         534       11,699
MFS Total Return Series............      63,117       1,788       61,329
Putnam VT Capital Opportunities
 Fund..............................       5,906         696        5,210
Putnam VT Diversified Income
 Fund..............................     100,444     319,494     (219,050)
Putnam VT Equity Income Fund.......      31,051         996       30,054
Putnam VT Global Asset Allocation
 Fund..............................      30,900     153,394     (122,493)
Putnam VT Global Equity Fund.......     146,189     352,857     (206,668)
Putnam VT Growth and Income Fund...     246,344     620,443     (374,099)
Putnam VT Health Sciences Fund.....      27,497      60,609      (33,112)
Putnam VT High Yield Fund..........     177,434     200,488      (23,053)
Putnam VT Income Fund..............     107,502     169,190      (61,688)
Putnam VT International Equity
 Fund..............................     316,930     283,955       32,976
Putnam VT International Growth and
 Income Fund.......................      12,820      64,334      (51,514)
Putnam VT International New
 Opportunities Fund................      42,773      89,101      (46,328)
Putnam VT Investors Fund...........      45,108     184,743     (139,635)
Putnam VT Money Market Fund........     511,856   1,215,698     (703,842)
Putnam VT New Opportunities Fund...     207,871     424,843     (216,973)
Putnam VT New Value Fund...........      62,341     173,936     (111,595)
Putnam VT OTC & Emerging Growth
 Fund..............................      97,741     152,875      (55,134)
Putnam VT The George Putnam Fund of
 Boston............................      44,514      65,526      (21,013)
Putnam VT Utilities Growth and
 Income Fund.......................      69,593     134,374      (64,782)
Putnam VT Vista Fund...............      21,071      79,189      (58,118)
Putnam VT Voyager Fund.............     256,076     522,040     (265,964)

_____________________________________ SA-48 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
AIM V.I. MID CAP CORE EQUITY FUND
  2004  Lowest contract charges       120,671    $12.966631      $ 1,564,695      --           0.19%     13.82%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        21,304     11.392463          242,707      --          --         13.93%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
AIM V.I. PREMIER EQUITY FUND
  2004  Lowest contract charges         5,464     11.914989           65,098      --           0.81%      5.77%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges         1,848     11.264791           20,817      --          (0.59)%    12.65%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2004  Lowest contract charges       422,433     11.982388        5,061,752      --           2.43%      8.34%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       214,096     11.059916        2,367,888      --           3.70%     10.60%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2004  Lowest contract charges       470,117     12.728640        5,983,950      --           0.45%      9.74%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       123,221     11.598516        1,429,175      --          --         15.99%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
AMERICAN FUNDS BOND FUND
  2004  Lowest contract charges       381,493     10.910455        4,162,262      --           3.37%      5.72%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       148,641     10.320517        1,534,055      --          --          3.21%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2004  Lowest contract charges     3,933,758    $ 1.088710      $ 4,282,722      --           0.46%     13.49%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     4,086,581      0.959325        3,920,359      --          (0.34)%    35.27%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     2,288,253      0.709176        1,622,774      --          (0.88)%   (14.64)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     1,539,187      0.830793        1,278,746      --           0.91%    (16.92)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2004  Lowest contract charges     2,617,731      1.307366        3,422,332      --          --         20.88%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     2,435,621      1.081533        2,634,205      --          (0.56)%    53.53%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       944,058      0.704466          665,056      --          (0.73)%   (19.05)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       672,075      0.870271          584,888      --           1.16%    (12.97)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
AMERICAN FUNDS GROWTH FUND
  2004  Lowest contract charges    17,621,715      0.920977       16,229,194      --           0.19%     12.50%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges    14,413,229      0.818667       11,799,635      --          (0.14)%    36.80%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     8,175,408      0.598421        4,892,336      --           0.04%    (24.45)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     2,627,237      0.792121        2,081,089      --          (0.53)%   (20.79)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-50 ____________________________________

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
AMERICAN FUNDS GROWTH-INCOME FUND
  2004  Lowest contract charges    15,618,962    $ 1.197136      $18,698,022      --           0.91%     10.37%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges    13,829,818      1.084618       15,000,069      --           1.33%     32.43%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     7,756,755      0.819043        6,353,116      --           1.19%    (18.34)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     3,415,228      1.003020        3,425,542      --           1.43%      0.30%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
AMERICAN FUNDS INTERNATIONAL FUND
  2004  Lowest contract charges       495,532     14.981085        7,423,604      --           1.65%     19.32%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       143,348     12.555634        1,799,827      --           2.17%     25.56%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
AMERICAN FUNDS NEW WORLD FUND
  2004  Lowest contract charges        96,348     14.760130        1,422,105      --           1.64%     18.80%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        23,861     12.424553          296,459      --          --         24.25%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2004  Lowest contract charges       917,730      2.035964        1,868,465      --           2.99%      5.47%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     1,227,027      1.930394        2,368,645      --           3.40%     17.98%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     1,619,964      1.636274        2,650,704      --           3.87%     (8.73)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     1,588,011      1.792741        2,846,892      --           4.82%     (4.09)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  2004  Lowest contract charges     7,292,679    $ 2.591536      $18,899,240      --           1.54%     11.53%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     7,558,138      2.323637       17,562,370      --           1.77%     30.33%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     7,593,559      1.782890       13,538,480      --           1.75%    (16.95)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     8,084,359      2.146668       17,354,435      --           1.69%     (4.96)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
FIDELITY VIP OVERSEAS PORTFOLIO
  2004  Lowest contract charges     1,219,133      1.806348        2,202,179      --           1.41%     13.64%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     1,974,703      1.589607        3,139,001      --           0.91%     43.37%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     2,938,313      1.108757        3,257,875      --          (0.77)%   (20.28)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     2,948,132      1.390795        4,100,247      --           5.28%    (21.17)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
MUTUAL SHARES SECURITIES FUND
  2004  Lowest contract charges       139,963     12.811952        1,793,194      --           0.82%     12.63%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        48,371     11.375095          550,221      --          --         13.75%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2004  Lowest contract charges       226,334     15.061082        3,408,832      --           0.18%     23.75%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        40,065     12.170997          487,637      --          --         21.71%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-52 ____________________________________

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges    12,755,451    $ 2.692139      $34,339,447      --           2.04%      3.74%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges    13,723,139      2.594991       35,611,423      --           2.41%     18.49%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges    14,309,440      2.190023       31,338,002      --           2.92%    (13.79)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges    14,773,413      2.540380       37,530,083      --           2.86%     (4.64)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges    12,219,743      2.200121       26,884,914      --           4.71%      4.62%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges    13,588,688      2.102885       28,575,449      --           3.65%      7.85%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges    11,971,950      1.949909       23,344,213      --           4.02%     10.08%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     9,029,461      1.771309       15,993,966      --           4.60%      8.68%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges    19,597,610      4.875404       95,546,266      --           0.34%     19.36%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges    22,243,450      4.084473       90,852,769      --           0.61%     42.38%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges    23,886,542      2.868780       68,525,233      --          (0.62)%   (19.70)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges    24,475,470      3.572570       87,440,331      --          (0.63)%    (6.94)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges     1,672,088    $ 1.280563      $ 2,141,214      --           1.12%      8.41%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     1,659,563      1.181232        1,960,328      --           1.41%     28.82%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     1,185,677      0.916970        1,087,230      --          (0.40)%   (24.65)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       899,915      1.216983        1,095,181      --          --         (8.02)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges     9,644,370      3.190025       30,765,779      --           1.38%     12.42%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges    10,320,680      2.837561       29,285,558      --           1.53%     26.80%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges    10,602,240      2.237882       23,726,562      --           1.57%    (14.23)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges    10,268,846      2.609041       26,791,841      --           1.56%     (4.04)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges        96,089      1.363233          130,992      --           0.02%     12.75%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       112,375      1.209099          135,872      --          (0.43)%    22.26%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       251,097      0.988953          248,323      --           0.05%     (8.95)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       139,545      1.086141          151,566      --          (0.49)%    (6.25)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-54 ____________________________________

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges       161,223    $ 1.103429      $   177,897      --           0.51%     19.19%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       202,922      0.925806          187,867      --          (0.37)%    35.57%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       458,598      0.682881          313,168      --           1.20%    (19.51)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       199,539      0.848373          169,284      --           1.26%    (15.16)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges       208,712      0.740995          154,654      --          --          1.35%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       387,383      0.731126          283,226      --          --         61.50%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       156,732      0.452718           70,955      --          --        (38.59)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges        72,675      0.737165           53,573      --          --        (26.28)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges        52,410     14.145761          741,383      --          --         17.19%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        25,832     12.071320          311,829      --          --         20.71%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges    10,612,928      3.120058       33,112,951      --           1.31%     10.39%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     9,709,746      2.826298       27,442,637      --           1.38%     28.13%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges    10,731,117      2.205769       23,670,365      --           1.20%    (22.45)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     9,686,428      2.844242       27,550,545      --          (0.82)%   (12.31)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2004  Lowest contract charges        44,362    $15.090922      $   669,466      --          --         16.96%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        23,118     12.902318          298,281      --           2.33%     29.02%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges     6,555,816      2.064885       13,537,007      --           0.72%     18.08%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     7,343,106      1.748699       12,840,881      --          (0.90)%    33.10%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     9,470,460      1.313864       12,442,897      --           1.91%    (17.93)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges    11,248,114      1.600938       18,007,533      --          (0.12)%   (18.73)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges     6,875,279      2.784937       19,147,220      --           0.27%     16.44%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     7,132,089      2.391809       17,058,594      --          (0.27)%    37.67%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     6,188,503      1.737334       10,751,497      --          (0.13)%   (14.22)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     4,351,711      2.025330        8,813,650      --          --         (3.62)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD MIDCAP VALUE HLS FUND
  2004  Lowest contract charges       194,558     14.653166        2,850,892      --           0.10%     16.30%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        42,658     12.599619          537,480      --          --         26.00%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-56 ____________________________________

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges    16,833,071    $ 1.555598      $26,185,492      --           0.92%      0.94%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges    21,062,670      1.541051       32,458,648      --          (0.74)%     0.75%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges    23,026,608      1.529607       35,221,660      --           1.43%      1.47%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges    20,739,985      1.507506       31,265,652      --           3.59%      3.87%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges     2,876,969      1.996349        5,743,434      --           4.85%      4.12%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     2,932,026      1.917343        5,621,700      --           3.25%      2.29%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     3,520,592      1.874447        6,599,163      --           3.39%      8.15%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     2,134,544      1.733120        3,699,422      --           5.40%      7.50%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges     6,366,737      1.609664       10,248,307      --          --         12.18%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     7,303,097      1.434873       10,479,017      --          --         55.87%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     6,601,535      0.920563        6,077,129      --          --        (30.23)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     6,254,249      1.319402        8,251,868      --          --        (14.92)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges    12,416,388    $ 3.060365      $37,998,680      --           1.06%      4.17%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges    13,692,226      2.937881       40,226,132      --           1.19%     26.47%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges    15,247,361      2.322928       35,418,523      --          (0.92)%   (24.25)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges    17,524,585      3.066451       53,738,281      --          (0.69)%   (12.23)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges       166,025     14.638700        2,430,388      --           0.34%     18.87%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        14,326     12.314438          176,418      --          --         23.14%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
MFS NEW DISCOVERY SERIES
  2004  Lowest contract charges        69,511     12.907985          897,244      --          --          6.52%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        11,699     12.118057          141,770      --          --         21.18%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
MFS TOTAL RETURN SERIES
  2004  Lowest contract charges       113,621     11.995951        1,362,994      --           1.39%     11.32%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        61,329     10.776006          660,879      --          --          7.76%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2004  Lowest contract charges        12,804     14.208783          181,932      --           0.37%     18.12%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges         5,210     12.028998           62,672      --           6.90%     20.29%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-58 ____________________________________

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT DIVERSIFIED INCOME FUND
  2004  Lowest contract charges        46,443    $18.910417      $   878,263      --           9.84%      9.58%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        67,831     17.256953        1,170,553      --          13.02%     20.27%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       286,881     14.348324        4,116,263      --           3.79%      6.20%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       122,685     13.510984        1,657,600      --           7.22%      3.82%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT EQUITY INCOME FUND
  2004  Lowest contract charges        35,778     12.708724          454,698      --           0.12%     11.82%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        30,054     11.365596          341,586      --          (0.82)%    13.66%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2004  Lowest contract charges       146,259     23.680233        3,463,443      --           3.32%      9.26%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       221,162     21.674078        4,793,484      --           4.55%     22.04%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       343,655     17.760045        6,103,335      --           2.13%    (12.36)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       537,411     20.265402       10,890,843      --           1.16%     (8.35)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT GLOBAL EQUITY FUND
  2004  Lowest contract charges       596,158     22.118357       13,186,038      --           2.23%     13.94%
        Highest contract charges          543     13.174300            7,150      --           1.66%     13.68%
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       699,352     19.412578       13,576,229      --           1.29%     29.54%
        Highest contract charges           29     11.588901              333      --          --         15.89%
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       906,049     14.985684       13,577,762      --          (0.32)%   (22.16)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     1,054,091     19.251979       20,293,332      --          --        (29.66)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT GROWTH AND INCOME FUND
  2004  Lowest contract charges         3,616    $12.625543      $    45,653      --           1.36%     11.11%
        Highest contract charges    1,066,335     30.370460       32,385,077      --           1.80%     11.37%
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges         1,627     11.362976           18,489      --          --         13.63%
        Highest contract charges    1,273,166     27.270997       34,720,513      --           2.22%     27.69%
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     1,648,892     21.356598       35,214,733      --           2.42%    (18.79)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     1,946,103     26.297364       51,177,370      --           1.70%     (6.16)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT HEALTH SCIENCES FUND
  2004  Lowest contract charges        58,254     12.300632          716,563      --           0.42%      7.30%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        84,016     11.463412          963,106      --          (0.83)%    18.80%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       117,127      9.649126        1,130,175      --           0.07%    (20.21)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       110,486     12.092641        1,336,073      --           0.05%    (19.53)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT HIGH YIELD FUND
  2004  Lowest contract charges       376,882     21.972422        8,281,001      --           8.87%     10.99%
        Highest contract charges       23,650     12.089639          285,921      --           3.37%     10.54%
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       441,668     19.796707        8,743,564      --          10.99%     26.86%
        Highest contract charges        1,576     10.936633           17,237      --          --          9.37%
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       466,297     15.605782        7,276,931      --          12.68%     (0.54)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       487,858     15.690083        7,654,535      --          13.40%      3.87%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-60 ____________________________________

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT INCOME FUND
  2004  Lowest contract charges       328,095    $19.822044      $ 6,503,512      --           4.30%      4.72%
        Highest contract charges       13,483     10.394738          140,156      --           1.71%      4.43%
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       383,786     18.928406        7,264,462      --           4.76%      4.70%
        Highest contract charges        2,893      9.953490           28,794      --          --         (0.47)%
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       448,367     18.079459        8,106,227      --           5.37%      8.09%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       509,995     16.725709        8,530,022      --           6.70%      7.53%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges       572,314     13.986237        8,004,516      --           1.62%     16.49%
        Highest contract charges        2,703     13.761280           37,199      --           1.00%     16.19%
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        --         10.983758          --           --           1.04%     28.89%
        Highest contract charges          797     11.843322            9,439      --          --         18.43%
        Remaining contract
        charges                       832,124       --             9,991,221      --          --         --
  2002  Lowest contract charges        --          8.522016          --           --           0.80%     (9.63)%
        Highest contract charges      799,946      9.315833        7,452,160      --           1.10%    (17.52)%
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges        23,476      9.429624          221,368      --          --        (23.76)%
        Highest contract charges      739,032     11.294275        8,346,836      --          (0.34)%   (20.41)%
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2004  Lowest contract charges        30,043     14.179491          425,989      --           1.43%     21.31%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        38,423     11.688479          449,102      --           2.05%     38.37%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges        89,936      8.447396          759,727      --          (0.55)%   (13.67)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges        56,302      9.785153          550,919      --          (0.98)%   (20.67)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2004  Lowest contract charges        23,942    $11.419666      $   273,410      --           1.34%     13.63%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        39,327     10.050111          395,239      --          (0.57)%    33.59%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges        85,655      7.523083          644,391      --          (0.92)%   (13.46)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       108,980      8.693232          947,389      --          --        (28.52)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT INVESTORS FUND
  2004  Lowest contract charges        58,862      9.824339          578,282      --           0.75%     13.07%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        86,994      8.688642          755,862      --          (0.77)%    27.25%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       226,629      6.827953        1,547,415      --          (0.40)%   (23.68)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       165,280      8.946510        1,478,679      --           0.08%    (24.61)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT MONEY MARKET FUND
  2004  Lowest contract charges       283,534      1.545717          438,263      --           0.84%      0.91%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       710,301      1.531768        1,088,016      --          (0.78)%     0.76%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     1,414,143      1.520209        2,149,792      --           1.47%      1.46%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     2,114,074      1.498367        3,167,658      --           3.74%      4.00%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-62 ____________________________________

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT NEW OPPORTUNITIES FUND
  2004  Lowest contract charges           854    $12.708018      $    10,851      --          --         10.31%
        Highest contract charges      752,967     20.383662       15,348,232      --          --         10.57%
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges           108     11.520422            1,246      --          --         15.20%
        Highest contract charges      943,488     18.434963       17,393,171      --          --         32.70%
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     1,160,569     13.891974       16,122,596      --          --        (30.29)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     1,336,171     19.929373       26,629,050      --          --        (29.99)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT NEW VALUE FUND
  2004  Lowest contract charges        59,201     17.564560        1,039,846      --           1.19%     15.77%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        98,728     15.171400        1,497,845      --           1.65%     32.86%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       210,324     11.418982        2,401,682      --           5.03%    (15.44)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       227,355     13.503535        3,070,096      --          (0.69)%     3.61%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT OTC & EMERGING GROWTH FUND
  2004  Lowest contract charges        59,918      6.548058          392,349      --          --          8.99%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges       102,476      6.007790          615,654      --          --         35.94%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       157,610      4.419389          696,538      --          --        (32.06)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       231,210      6.504819        1,503,981      --          --        (45.57)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2004  Lowest contract charges        60,015    $13.603625      $   816,424      --           2.17%      8.48%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        79,692     12.540269          999,355      --           2.85%     17.35%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       100,704     10.685893        1,076,116      --           2.31%     (8.57)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges        63,971     11.687147          747,634      --           2.02%      0.74%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2004  Lowest contract charges        58,654     22.847531        1,340,103      --           2.63%     21.87%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        94,758     18.747452        1,776,466      --           4.34%     25.00%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       159,539     14.997690        2,392,723      --           3.66%    (23.83)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       177,728     19.690377        3,499,523      --           3.19%    (22.15)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
PUTNAM VT VISTA FUND
  2004  Lowest contract charges        34,062     11.461246          390,398      --          --         18.90%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges        56,148      9.639100          541,215      --          --         33.42%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges       114,266      7.224769          825,545      --          --        (30.38)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges       120,604     10.377065        1,251,519      --          --        (33.40)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

_____________________________________ SA-64 ____________________________________

                                                                                           INVESTMENT
                                                    UNIT           CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS      FAIR VALUE #    OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ---------------  --------------  ---------  ----------  ---------
PUTNAM VT VOYAGER FUND
  2004  Lowest contract charges     1,187,603    $28.800926      $34,204,053      --           0.48%      5.34%
        Highest contract charges        9,196     11.778147          108,307      --           0.13%      5.03%
        Remaining contract
        charges                        --           --               --           --          --         --
  2003  Lowest contract charges     1,471,936     27.341904       40,245,528      --          (0.66)%    25.18%
        Highest contract charges        1,683     11.213819           18,877      --          --         12.14%
        Remaining contract
        charges                        --           --               --           --          --         --
  2002  Lowest contract charges     1,739,584     21.845647       38,002,329      --          (0.90)%   (26.34)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --
  2001  Lowest contract charges     2,122,941     29.655765       62,957,441      --          (0.12)%   (22.24)%
        Highest contract charges       --           --               --           --          --         --
        Remaining contract
        charges                        --           --               --           --          --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges and Riders (if applicable) assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.50% to 1.40% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from $7.50 to $25 per coverage month for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit, Yearly Renewable Term Life Insurance, Guaranteed Withdrawal Benefit, Waiver of Scheduled Premium Option, Lifetime No Lapse Guarantee, Child Insurance, and Accidental Death Benefit.

These deductions range from:

  -  $0.01-0.10 per $1,000 of Face Amount

  -  $.083-$179.44 per $1,000 of net amount at risk

  -  6.9%-34% of the monthly deduction amount

  -  $0.02-$0.20 per $1.00 of the specified amount

  -  $0.50-6.00 per $1,000 of coverage

These charges are a redemption of units.

_____________________________________ SA-66 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2004     2003     2002
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,592   $2,169   $2,079
   Earned premiums and other                                 484      934      574
   Net investment income                                   2,470    1,764    1,572
   Net realized capital gains (losses)                       129        1     (276)
                                                          ------------------------
                                     TOTAL REVENUES        5,675    4,868    3,949
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          3,111    2,726    2,275
   Insurance expenses and other                              709      625      650
   Amortization of deferred policy acquisition
    costs and present value of future profits                814      660      531
   Dividends to policyholders                                 29       63       65
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,663    4,074    3,521
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                           1,012      794      428
   Income tax expense                                         29      168        2
   Income before cumulative effect of accounting
    changes                                                  983      626      426
   Cumulative effect of accounting changes, net of
    tax                                                      (18)      --       --
                                                          ------------------------
                                         NET INCOME       $  965   $  626   $  426
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2004          2003
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $40,479 and $28,511)      $ 42,691      $ 30,085
   Equity securities, available for sale, at fair
    value (cost of $171 and $78)                            179            85
   Equity securities, held for trading, at fair
    value                                                     1            --
   Policy loans, at outstanding balance                   2,617         2,470
   Other investments                                      1,083           639
                                                      -------------------------
                                  TOTAL INVESTMENTS      46,571        33,279
                                                      -------------------------
   Cash                                                     216            96
   Premiums receivable and agents' balances                  20            17
   Reinsurance recoverables                               1,460         1,297
   Deferred policy acquisition costs and present
    value of future profits                               6,453         6,088
   Deferred income taxes                                   (638)         (486)
   Goodwill                                                 186           186
   Other assets                                           1,562         1,238
   Separate account assets                              139,812       130,225
                                                      -------------------------
                                       TOTAL ASSETS    $195,642      $171,940
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  7,244      $  6,518
   Other policyholder funds                              37,493        25,263
   Other liabilities                                      3,844         3,330
   Separate account liabilities                         139,812       130,225
                                                      -------------------------
                                  TOTAL LIABILITIES     188,393       165,336
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            940           711
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         939           710
                                                      -------------------------
   Retained earnings                                      4,064         3,648
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       7,249         6,604
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $195,642      $171,940
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2004
 Balance, December 31, 2003                $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
 Comprehensive income
   Net income                                                                                                965          965
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change                                             292                                                     292
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                104                                                     104
   Net loss on cash flow
    hedging instruments                                                          (167)                                   (167)
 Total other comprehensive
  income                                                                                                                  229
   Total comprehensive income                                                                                           1,194
 Dividends declared                                                                                         (549)        (549)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2004            $6     $2,240       $1,124           $(184)         $(1)       $4,064       $7,249
                                         ----------------------------------------------------------------------------------------
 2003
 Balance, December 31, 2002                $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806       $  114           $  63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain on securities is reflected net of tax and other items of $56, $143, and $188 for the years ended December 31, 2004, 2003 and 2002, respectively. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(90), $(69) and $26 for the years ended December 31, 2004, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $78, and $(170) for the years ended December 31, 2004, and 2002, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended
    December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2004      2003      2002
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   965   $   626   $   426
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                   (129)       (1)      276
   Cumulative effect of accounting changes, net of
    tax                                                    18        --        --
   Amortization of deferred policy acquisition
    costs and present value of future profits             814       660       531
   Additions to deferred policy acquisition costs
    and present value of future Profits                (1,375)   (1,319)     (987)
   Depreciation and amortization                           43       117        19
   Increase in premiums receivable and agents'
    balances                                               (3)       (2)       (5)
   (Decrease) increase in other liabilities                (7)      299       (61)
   Change in receivables, payables, and accruals         (205)      227         2
   Increase (decrease) in accrued tax                      34       (67)       76
   (Increase) decrease in deferred income tax             (55)       65        23
   Amortization of sales inducements                       30        68        67
   Additions to deferred sales inducements               (141)     (136)     (106)
   Increase in future policy benefits                     726       794       560
   Increase in reinsurance recoverables                   (15)       (1)     (127)
   Decrease (increase) in other assets                     55      (109)      (83)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       755     1,221       611
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (17,192)  (13,628)  (12,470)
   Sales of investments                                13,306     6,676     5,781
   Maturity and principal paydowns of fixed
    maturity investments                                2,971     3,233     2,266
   Other                                                   --        85        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES      (915)   (3,634)   (4,423)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                   --       199       235
   Dividends paid                                        (549)     (175)       --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                                 829     2,406     3,567
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES       280     2,430     3,802
                                                      ---------------------------
   Net increase (decrease) in cash                        120        17       (10)
   Impact of foreign exchange                              --        --         2
   Cash -- beginning of year                               96        79        87
                                                      ---------------------------
   Cash -- end of year                                $   216   $    96   $    79
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    42   $    35   $    (2)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                          Other
                                                                                      Comprehensive
        Components of Cumulative Effect of Adoption                  Net Income          Income
                                                                     ------------------------------
Establishing GMDB and other benefit reserves for annuity
 contracts                                                              $(50)             $ --
Reclassifying certain separate accounts to general account                30               294
Other                                                                      2                (2)
                                                                     ------------------------------
TOTAL CUMULATIVE EFFECT OF ADOPTION                                     $(18)             $292
                                                                     ------------------------------

In May 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS No. 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS No. 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS No. 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS No. 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS No. 123, at the beginning of the first quarter of adoption of SFAS No. 123R, while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Hartford will adopt SFAS No. 123R in the third quarter of fiscal 2005 using the prospective method. In January 2003, The Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS No. 123 and therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

EITF ISSUE NO. 03-1

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 was effective for periods beginning after June 15, 2004 and adopts a three-step impairment model for securities within its scope. The three-step model must be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary. For debt securities that cannot be contractually prepaid or otherwise settled in such a way that the investor would not recover substantially all of its cost, an impairment is deemed other-than-temporary if the investor does not have the ability and intent to hold the investment until a forecasted market price recovery or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost basis and its fair value.

Subsequent to an other-than-temporary impairment loss, a debt security should be accounted for in accordance with SOP 03-3, "Accounting for Certain Loans and Debt Securities Acquired in a Transfer" ("SOP 03-3"). SOP 03-3 requires that the amount of a security's expected cash flows in excess of the investor's initial cost or amortized cost investment be recognized as interest income on a level-yield basis over the life of the security. EITF Issue No. 03-1 does not replace the impairment guidance for investments accounted for under EITF Issue No. 99-20, "Recognition of Interest Income and Impairments on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF Issue No. 99-20"), however, it requires investors to determine if a security is other-than-temporarily impaired under EITF Issue No. 03-1 if the security is determined not to be other-than-temporarily impaired under EITF Issue No. 99-20.

In September 2004, the FASB staff issued clarifying guidance for comment in FASB Staff Position ("FSP") EITF Issue No. 03-1-a, "Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"', ("FSP Issue No. 03-1-a") and subsequently voted to delay the implementation of the impairment measurement and recognition guidance contained in paragraphs 10-20 of EITF Issue No. 03-1 in order to redeliberate certain aspects of the consensus as well as the implementation guidance included in FSP Issue No. 03-1-a. The disclosure requirements including quantitative and qualitative information regarding investments in an unrealized loss position remain effective and are included in Note 4.

The ultimate impact the adoption of EITF Issue No. 03-1 will have on the Company's consolidated financial condition and results of operations is still unknown. Depending on the nature of the ultimate guidance, adoption of the standard could potentially result in the recognition of unrealized losses, including those declines in value that are attributable to interest rate movements, as other-than-temporary impairments, except those deemed to be minor in nature. As of December 31, 2004, the Company had $154 of total gross unrealized losses. The amount of impairments to be recognized, if any, will depend on the final standard, market conditions and management's intent and ability to hold securities with unrealized losses at the time of the impairment evaluation.

STOCK-BASED COMPENSATION

In January 2003, The Hartford adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock Issued to Employees", and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2004, 2003 and 2002 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115, "Accounting for Certain Investments in

Debt and Equity Securities" ("SFAS No. 115"). Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Equity investments classified as "trading", as defined in SFAS No. 115, are recorded at fair value with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2004 and 2003, primarily consisted of non-144A private placements and have an average duration of 4.7 and 4.3, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2004 and 2003:

                                                            2004                                    2003
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $34,429               80.6%             $24,557               81.6%
Priced via broker quotations                          3,074                7.2%               2,037                6.8%
Priced via matrices                                   3,508                8.2%               2,129                7.1%
Priced via other methods                                 61                0.2%                 151                0.5%
Short-term investments [1]                            1,619                3.8%               1,211                4.0%
                                            -----------------------------------------------------------------------------
                          TOTAL [2]                 $42,691              100.0%             $30,085              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

    (2) Effective January 1, 2004, guaranteed separate account assets were included with general account assets as a result of adopting SOP 03-1.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments. The ultimate completion of EITF Issue No. 03-1 may impact the Company's current other-than-temporary impairment evaluation process. (For further discussion of EITF Issue No. 03-1, see the Future Adoption of New Accounting Standards section of Note 2.)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the year ended December 31, 2004 and were $1 for the years ended December 31, 2003 and 2002. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis based on estimated principal repayments, if applicable. Prepayment fees are recorded in net investment income when earned. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Interest income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. (For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Fair value is based upon either independent market quotations or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and guaranteed minimum withdrawal benefits ("GMWB") reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB reinsurance contract amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair-value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated change in value of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method". In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases financial instruments and issues products, such as GMWB, that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and recorded in fee income.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to offset its exposure to the GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity with respect to contracts issued after July 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. For further discussion of this arrangement, see Note 15 of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, usually 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2004 and 2003, the carrying value of the Company's DAC was $6.5 billion and $6.1 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2004 and 2003. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5.7% to 7.9% for both years ended December 31, 2004 and 2003.

The Company had developed models to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2004, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2004 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments', and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence the determination to adjust assumptions include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,212 on December 31, 2004), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 5%, 6%, and 6% as of December 31, 2004, 2003 and 2002, respectively, of total life insurance in force. Dividends to policyholders were $29, $63, and $65 for the years ended December 31, 2004, 2003 and 2002, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has changed its reportable operating segments in 2004 from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products ("Retail"), Institutional Solutions ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under Section 457 plans, other institutional investment products, structured settlements, and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its direct parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between the Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in the Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in the Other category. Credit related net capital losses are retained by the Other category. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
TOTAL REVENUES
  Retail Products Group
    Individual Annuities                                             $2,481      $1,656      $1,451
    Other                                                               145         118         105
      Total Retail Products Group                                     2,626       1,774       1,556
  Institutional Solutions Group                                       1,820       2,082       1,730
  Individual Life                                                       957         893         858
  Other                                                                 272         119        (195)
                                                                     ------------------------------
                                              TOTAL REVENUES         $5,675      $4,868      $3,949
                                                                     ------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                              $1,079      $  493      $  367
  Institutional Solutions Group                                       1,044         976         958
  Individual Life                                                       267         222         224
  Other                                                                  80          73          23
                                                                     ------------------------------
                                 TOTAL NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------
AMORTIZATION OF DAC
  Retail Products Group                                              $  608      $  462      $  377
  Institutional Solutions Group                                          37          33           8
  Individual Life                                                       169         165         146
                                                                     ------------------------------
                                   TOTAL AMORTIZATION OF DAC            814         660         531
                                                                     ------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                              $   43      $   30      $   55
  Institutional Solutions Group                                          40          57          46
  Individual Life                                                        69          64          59
  Other                                                                (123)         17        (158)
                                                                     ------------------------------
                                    TOTAL INCOME TAX EXPENSE         $   29      $  168      $    2
                                                                     ------------------------------
NET INCOME (LOSS)
  Retail Products Group                                              $  392      $  341      $  280
  Institutional Solutions Group                                         105         119          94
  Individual Life                                                       141         134         116
  Other                                                                 327          32         (64)
                                                                     ------------------------------
                                            TOTAL NET INCOME         $  965      $  626      $  426
                                                                     ------------------------------

[1] The Company includes tax benefits reflecting the impact of audit settlements of $191, $0, and $76 for the years ended December 31, 2004, 2003, and 2002, respectively.

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
ASSETS
  Retail Products Group                                              $121,255      $106,058
  Institutional Solutions Group                                        57,983        51,212
  Individual Life                                                      11,425        10,555
  Other                                                                 4,979         4,115
                                                                     ----------------------
                                                TOTAL ASSETS         $195,642      $171,940
                                                                     ----------------------
DAC
  Retail Products Group                                              $  4,474      $  4,271
  Institutional Solutions Group                                           159           106
  Individual Life                                                       1,809         1,689
  Other                                                                    11            22
                                                                     ----------------------
                                                   TOTAL DAC         $  6,453      $  6,088
                                                                     ----------------------
RESERVE FOR FUTURE POLICY BENEFITS
  Retail Products Group                                              $    732      $    495
  Institutional Solutions Group                                         4,845         4,356
  Individual Life                                                         538           533
  Other                                                                 1,129         1,134
                                                                     ----------------------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS         $  7,244      $  6,518
                                                                     ----------------------
OTHER POLICYHOLDER FUNDS
  Retail Products Group                                              $ 19,395      $  9,777
  Institutional Solutions Group                                        13,447        12,059
  Individual Life                                                       4,150         3,428
  Other                                                                   501            (1)
                                                                     ----------------------
                              TOTAL OTHER POLICYHOLDER FUNDS         $ 37,493      $ 25,263
                                                                     ----------------------

NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                     $2,122      $1,425      $1,235
Policy loans                                                            183         207         251
Other investments                                                       195         152         103
Gross investment income                                               2,500       1,784       1,589
Less: Investment expenses                                                30          20          17
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------

COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $  168      $   (6)     $ (285)
Equity securities                                                         7          (7)         (4)
Periodic net coupon settlements on non-qualifying
 derivatives                                                              4          29          13
Other [1]                                                               (50)        (16)         (1)
Change in liability to policyholders for net realized
 capital gains                                                           --           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $  129      $    1      $ (276)

[1] Primarily consists of changes in fair value on non-qualifying derivatives and hedge ineffectiveness on qualifying derivate instruments, as well as, the amortization of deferred acquisition costs.

COMPONENTS OF UNREALIZED GAINS (LOSSES) ON
 AVAILABLE-FOR-SALE EQUITY SECURITIES
Gross unrealized gains                                               $   11      $   11      $    2
Gross unrealized losses                                                  (3)         (4)        (19)
                                                                     ------------------------------
Net unrealized gains (losses)                                             8           7         (17)
Deferred income taxes and other items                                     3           2          (6)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5           5         (11)
Balance -- beginning of year                                              5         (11)         (6)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   --      $   16      $   (5)
                                                                     ------------------------------

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $2,363      $1,715      $1,389
Gross unrealized losses                                                (151)       (141)       (278)
Net unrealized gains credited to policyholders                          (20)        (63)        (58)
                                                                     ------------------------------
Net unrealized gains                                                  2,192       1,511       1,053
Deferred income taxes and other items                                 1,073         788         579
                                                                     ------------------------------
Net unrealized gains, net of tax                                      1,119         723         474
Balance -- beginning of year                                            723         474         120
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  396      $  249      $  354
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 5,881            $   72                 $ (61)            $ 5,892
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         834                 9                    (3)                840
  Non-agency backed                                       48                --                    --                  48
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           54                --                    --                  54
  Non-agency backed                                    7,336               329                   (17)              7,648
  Corporate                                           21,066             1,826                   (57)             22,835
Government/Government agencies
  Foreign                                                649                60                    (2)                707
  United States                                          774                19                    (4)                789
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,542                18                    (2)              1,558
  States, municipalities and political
   subdivisions                                          675                30                    (5)                700
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,619                --                    --               1,619
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $40,479            $2,363                 $(151)            $42,691
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 3,777            $   91                 $ (67)            $ 3,801
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         508                 8                    (2)                514
  Non-agency backed                                       19                --                    --                  19
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           28                --                    --                  28
  Non-agency backed                                    4,853               248                   (14)              5,087
  Corporate                                           15,003             1,273                   (46)             16,230
Government/Government agencies
  Foreign                                                641                55                    (1)                695
  United States                                          641                 8                    (2)                647
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,523                25                    (2)              1,546
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,210                 1                    --               1,211
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

Included in the fair value of total fixed maturities as of December 31, 2004 are $11.7 billion of guaranteed separate account assets. Guaranteed separate account assets were reclassified to the general account on January 1, 2004 as a result of the adoption of SOP 03-1. (For further discussion, see the Adoption of New Accounting Standards section of Note 2.)

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 4,509            $ 4,538
Over one year through five years                          12,977             13,558
Over five years through ten years                         11,743             12,395
Over ten years                                            11,250             12,200
                                                      -------------------------------
                                        TOTAL            $40,479            $42,691
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS
Investments that were non-income producing as of December 31, are as follows:

                                                  2004                     2003
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
ABS                                         $ 6         $ 5          $ 2         $ 4
CMOs                                          1           1           --          --
Corporate                                     4           7           12          30
                                         -----------------------------------------------
                           TOTAL            $11         $13          $14         $34
                                         -----------------------------------------------

For 2004, 2003 and 2002, net investment income was $11, $17 and $13, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                              December 31,
                                                     -------------------------------
                                                      2004         2003        2002
                                                     -------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                        $13,022      $6,205      $5,617
Gross gains                                              311         196         117
Gross losses                                            (125)        (71)        (60)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                        $    75      $  107      $   11
Gross gains                                               12           4          --
Gross losses                                              (5)         (3)         (3)
                                                     -------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. (For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2.) Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2004 and 2003.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                            2004
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
                                                    Less Than 12 Months                12 Months or More
                                              -----------------------------------------------------------------
                                              Amortized    Fair    Unrealized   Amortized    Fair    Unrealized
                                                Cost      Value      Losses       Cost      Value      Losses
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
ABS                                            $1,112     $1,102      $(10)      $  343     $  292      $(51)
CMOs
  Agency backed                                   494        491        (3)           2          2        --
  Non-agency backed                                40         40        --           --         --        --
CMBS
  Agency backed                                    19         19        --           --         --        --
  Non-agency backed                             1,563      1,548       (15)          73         71        (2)
Corporate                                       2,685      2,652       (33)         657        633       (24)
Government/Government agencies
  Foreign                                         116        115        (1)          27         26        (1)
  United States                                   445        442        (3)           7          6        (1)
MBS -- U.S. Government/Government
 agencies                                         398        396        (2)          24         24        --
States, municipalities and political
 subdivisions                                     163        158        (5)           2          2        --
Short-term investments                             11         11        --           --         --        --
                                              -----------------------------------------------------------------
               TOTAL FIXED MATURITIES           7,046      6,974       (72)       1,135      1,056       (79)
Common stock                                       --         --        --            1          1        --
Nonredeemable preferred stock                      19         19        --           39         36        (3)
                                              -----------------------------------------------------------------
                         TOTAL EQUITY              19         19        --           40         37        (3)
                                              -----------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED SECURITIES          $7,065     $6,993      $(72)      $1,175     $1,093      $(82)
                                              -----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $1,455     $1,394     $ (61)
CMOs
  Agency backed                                                          496        493        (3)
  Non-agency backed                                                       40         40        --
CMBS
  Agency backed                                                           19         19        --
  Non-agency backed                                                    1,636      1,619       (17)
Corporate                                                              3,342      3,285       (57)
Government/Government agencies
  Foreign                                                                143        141        (2)
  United States                                                          452        448        (4)
MBS -- U.S. Government/Government agencies                               422        420        (2)
States, municipalities and political subdivisions                        165        160        (5)
Short-term investments                                                    11         11        --
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           8,181      8,030      (151)
Common stock                                                               1          1        --
Nonredeemable preferred stock                                             58         55        (3)
                                                                     -------------------------------
                                                TOTAL EQUITY              59         56        (3)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $8,240     $8,086     $(154)
                                                                     -------------------------------

As of December 31, 2004, fixed maturities represented approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 1,200 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $11. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its carrying amount and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 1,000 securities of which 88%, or $63, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of approximately 165 securities, with the majority of the unrealized loss amount relating to ABS and corporate fixed maturities within the financial services sector. A description of these events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- ABS represents $51 of the securities in an unrealized loss position for twelve months or more. These securities were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years as a result of a prolonged decline in airline travel, the uncertainty of a potential industry recovery and lack of market liquidity in this sector. Although uncertainty surrounding the stability of domestic airlines continues to weigh heavily on this sector, worldwide travel and aircraft demand appears to be improving, resulting in a modest increase in market prices and greater liquidity in this sector during 2004. As of December 31, 2004, the estimated future cash flows for these securities indicated full recovery and as a result, based on management's intent and ability to hold these securities, the prices of these securities were deemed to be temporarily depressed.

FINANCIAL SERVICES -- Financial services represents approximately $12 of the securities in an unrealized loss position for twelve months or more. These securities are investment grade securities priced at or greater than 90% of amortized cost. As of December 31, 2004, the financial services twelve months or more unrealized loss amount primarily related to variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized losses for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. The majority of these variable rate securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $19 in the twelve months or more unrealized loss category is comprised of approximately 90 securities, substantially all of which were depressed only a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2004. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                              2003
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
ABS                                              $  238     $  235      $ (3)       $ 85      $ 84       $ (1)
CMOs
  Agency backed                                     206        204        (2)          1         1         --
  Non-agency backed                                   3          3        --          --        --         --
CMBS
  Non-agency backed                                 527        521        (6)         57        57         --
  Corporate                                       1,296      1,266       (30)        347       331        (16)
Government/Government agencies
  Foreign                                            26         25        (1)         --        --         --
  United States                                     235        233        (2)         --        --         --
MBS -- U.S. Government/Government
 agencies                                           166        164        (2)         --        --         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
Total equity                                         41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
             TOTAL TEMPORARILY IMPAIRED
                        SECURITIES [1]           $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $  323     $  319      $ (4)
CMOs
  Agency backed                                                          207        205        (2)
  Non-agency backed                                                        3          3        --
CMBS
  Non-agency backed                                                      584        578        (6)
  Corporate                                                            1,643      1,597       (46)
Government/Government agencies
  Foreign                                                                 26         25        (1)
  United States                                                          235        233        (2)
MBS -- U.S. Government/Government agencies                               166        164        (2)
States, municipalities and political subdivisions                        160        153        (7)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
Total equity                                                              44         40        (4)
                                                                     -------------------------------
                  TOTAL TEMPORARILY IMPAIRED SECURITIES (1)           $3,391     $3,317      $(74)
                                                                     -------------------------------

[1] Excludes securities subject to EITF Issue No. 99-20 and guaranteed separate account assets.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost for six continuous months. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months were depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the table above was financial services, which is included within the corporate category above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

FINANCIAL SERVICES -- Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions were priced at or greater than 80% of amortized cost as of December 31, 2003. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities declined during 2003 as interest rates increased. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios at or greater than 80%.

INVESTMENT MANAGEMENT ACTIVITIES

During 2004, Hartford Investment Management Company issued one and began serving as the collateral asset manager for an additional synthetic collateralized loan obligation ("CLO"), both of which the Company has an investment in. The synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The notional value of the referenced bank loan portfolios from the two synthetic CLOs as of December 31, 2004 was approximately $700. The synthetic CLOs issued approximately $135 of notes and preferred shares ("CLO issuances"), approximately $120 of which was to third party investors. The proceeds from the CLO issuances were invested in collateral accounts consisting of high credit quality securities that were pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps.

Pursuant to the requirements of FIN 46R, the Company has concluded that the two synthetic CLOs are VIEs and that the Company is the primary beneficiary and must consolidate the CLO issued in 2004. Accordingly, the Company has recorded in the consolidated balance sheets $65 of cash and invested assets, total return swaps with a fair value of $3 in other assets, which reference a bank loan portfolio with a maximum notional of $400, and $52 in other liabilities related to the CLO issuances. The total return from the referenced bank loan portfolio of $3 was received via the total return swap and recorded in realized capital gains and losses. Income from the fixed maturity collateral account and CLO issuance investor payments were recorded in net investment income in the consolidated statements of income. The Company's investment in the consolidated synthetic CLO issuance is $14, which is its maximum exposure to loss. In addition, the Company has a $2 preferred share investment in the non-consolidated synthetic CLO issuance, which is its maximum exposure to loss. The investors in the two synthetic CLO issuances have recourse only to the VIE assets and not to the general credit of the Company.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the consolidated balance sheets as of December 31, as follows:

                                                 Asset Values         Liability Values
                                                ---------------------------------------
                                                2004       2003       2004        2003
                                                ---------------------------------------
Other investments                               $ 42       $116       $ --        $ --
Reinsurance recoverables                          --         --        129         115
Other policyholder funds and benefits
  payable                                        129        115         --          --
Fixed maturities                                   4          7         --          --
Other liabilities                                 --         --        449         186
                                                ---------------------------------------
                                    TOTAL       $175       $238       $578        $301
                                                ---------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities. The Company also enters into forward starting swap agreements to hedge the interest rate exposure on anticipated fixed-rate asset purchases due to changes in the benchmark interest rate London-Interbank Offered Rate
  ('LIBOR'). These derivatives were structured to hedge interest rate exposure inherent in the assumptions used to price primarily certain long-term disability products.

  Interest rate swaps are also used to hedge a portion of the
  Company's floating rate guaranteed investment contracts. These derivatives convert the floating rate guaranteed investment contract payments to a fixed rate to better match the cash
  receipts earned from the supporting investment portfolio.         $ 4,944    $ 1,889      $  40      $   98

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                              1,311        703       (421)       (147)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against increases in LIBOR, the designated benchmark interest rate.

  In addition, interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities due to changes
  in LIBOR.                                                             201        112         (5)         (5)

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                           148         51         (1)         (1)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. These derivatives are also used to reduce the duration risk in certain investment portfolios. These derivative instruments are structured to hedge the durations of fixed maturity investments to match certain products in accordance with the Company's asset and liability management policy.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                   $ 1,466    $ 1,466      $   2      $   11

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to manage duration risk
  between assets and liabilities.                                     1,441      1,702          7          29

Foreign currency swaps, forwards and put and call options
  The Company enters into foreign currency swaps and forwards and purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January 2003 for a loss of $3, after-tax.

  The Company also enters into pay fixed U.S. dollar receive fixed yen zero coupon swaps and forwards to mitigate the
  foreign currency exposure associated with the yen denominated individual fixed annuity product. In addition, forward settling fixed maturity investments are traded to manage duration and
  foreign currency risk associated with this product.                   923        104        (64)        (31)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the referenced security issuer. Credit events typically include failure on the part of the referenced security issuer to make a fixed dollar amount of contractual interest or principal
  payments or bankruptcy. The maximum potential future exposure to the Company is the notional value of the swap contracts,
  $193 and $49, after-tax, as of December 31, 2004 and 2003, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of December 31, 2004 and 2003, the maximum potential future exposure to the Company from such contracts is $458 and $130, after-tax, respectively.

  The Company enters into credit default swaps agreements, in which the Company pays a derivative counterparty a periodic fee in exchange for compensation from the counterparty should a credit event occur on the part of the referenced security
  issuer. The Company entered into these agreements as an
  efficient means to reduce credit exposure to specified issuers.   $ 1,418    $   275      $   6      $  (18)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                           95        276          1           1

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater. (For a further
  discussion, see the Derivative Instruments section of Note 2).
  The notional value of the embedded derivative is the GRB
  balance.                                                           25,433     14,961        129         115

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           25,433     14,961       (129)       (115)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Statutory Reserve hedging instruments
  The Company purchased one and two year S&P 500 put option
  contracts to economically hedge the statutory reserve impact of equity exposure arising primarily from GMDB obligations against
  a decline in the equity markets.                                  $ 1,921    $    --      $  32      $   --
                                                                   --------------------------------------------

                                                            TOTAL   $64,734    $36,500      $(403)     $  (63)
                                                                   --------------------------------------------

The increase in notional amount since December 31, 2003 is primarily due to an increase in embedded derivatives associated with GMWB product sales, and, to a lesser extent, derivatives transferred to the general account as a result of the adoption of SOP 03-1 and new hedging strategies. The decrease in the net fair value of derivative instruments since December 31, 2003 was primarily due to the changes in foreign currency exchange rates, the rise in short-term interest rates during 2004 and derivatives transferred to the general account pursuant to the adoption of SOP 03-1.

Due to the adoption of SOP 03-1, derivatives previously included in separate accounts were reclassified into various other balance sheet classifications. On January 1, 2004, the notional amount and net fair value of derivative instruments reclassified totaled $2.9 billion and $(71), respectively.

For the year ended December 31, 2004, gross gains and losses representing the total ineffectiveness of all fair-value and net investment hedges were immaterial. For the year ended December 31, 2004, the Company's net gain and loss representing hedge ineffectiveness on cash flow hedges was $(12), after-tax. For the years ended December 31, 2003 and 2002, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial.

The total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic net coupon settlements, are reported as net realized capital gains and losses in the consolidated statements of income. For the years ended December 31, 2004, 2003 and 2002, the Company recognized an after-tax net (loss) gain of $(8), $(3) and $1 respectively, for derivative-based strategies, which do not qualify for hedge accounting treatment.

As of December 31, 2004 and 2003, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $6. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The Company does not hedge any exposure to the variability of future cash flows other than interest payments on variable-rate debt. For the years ended December 31, 2004, 2003 and 2002, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Hartford Life began issuing a yen denominated individual fixed annuity product from a related party, Hartford Life Insurance KK, a wholly owned Japanese subsidiary of Hartford Life and Accident Insurance Company, in the fourth quarter of 2004. The yen denominated fixed annuity product is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2004 yen to dollar spot rate. To mitigate the yen exposure associated with the product, during the fourth quarter of 2004, the Company entered into pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps (dollar to yen derivatives). As of December 31, 2004 the dollar to yen derivatives had a notional and fair value of $408 and $9, respectively. Changes in fair value of the dollar to yen derivatives totaled $9 for the year ended December 31, 2004. Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the dollar to yen derivatives exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The dollar to yen derivatives are recorded at fair value incorporating changes in value due to changes in forward foreign exchange rates, interest rates and accrued income.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2004 and

2003, the fair value of the loaned securities was approximately $1.0 billion and $780, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1.3 and $0.5 for the years ended December 31, 2004 and 2003, respectively, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2004 and 2003, collateral pledged of $276 and $209, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2004 and 2003 were as follows:

                                       2004       2003
                                      ----------------
LOANED SECURITIES AND
 COLLATERAL PLEDGED
ABS                                   $   24      $ 41
CMBS                                     158       143
Corporate                                681       381
Government/Government
 Agencies
Foreign                                   16        11
United States                            404       413
                                      ----------------
                        TOTAL         $1,283      $989
                                      ----------------

As of December 31, 2004 and 2003, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $1 billion and $996, respectively. At December 31, 2004 and 2003, cash collateral of $1 billion and $869, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts.
NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2004 and 2003 were as follows:

                                                                2004                           2003
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $42,691        $42,691         $30,085        $30,085
  Equity securities                                         180            180              85             85
  Policy loans                                            2,617          2,617           2,470          2,470
  Other investments                                       1,083          1,083             639            639
LIABILITIES
  Other policyholder funds [1]                          $ 9,244        $ 9,075         $ 7,654        $ 7,888
                                                    -----------------------------------------------------------

[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2004, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2004, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.9. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts written since July 2003 with the GMWB are covered by a reinsurance arrangement with a related party.

Insurance fees, earned premiums and other were comprised of the following:

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2004         2003         2002
                                                                   --------------------------------
Gross fee income, earned premiums and other                        $3,834       $3,780       $3,324
Reinsurance assumed                                                    49           43           45
Reinsurance ceded                                                    (807)        (720)        (716)
                                                                   --------------------------------
NET FEE INCOME, EARNED PREMIUMS AND OTHER                          $3,076       $3,103       $2,653
                                                                   --------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $426, $550, and $670 for the years ended December 31, 2004, 2003 and 2002, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $133, $78, and $96 in 2004, 2003 and 2002, respectively, and accident and health premium of $230, $305, and $373, respectively, to HLA.

REINSURANCE RECAPTURE

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the GMDB feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 9. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                    2004         2003         2002
                                                                   --------------------------------
BALANCE, JANUARY 1                                                 $6,088       $5,479       $5,338
Capitalization                                                      1,375        1,319          987
Amortization -- Deferred Policy Acquisitions costs                   (774)        (620)        (491)
Amortization -- Present Value of Future Profits                       (40)         (39)         (39)
Amortization -- Realized Capital Gains/(Losses)                       (12)          14            8
Adjustments to unrealized gains and losses on securities
 available-for-sale and other                                         (79)         (65)        (324)
Cumulative effect of accounting changes (SOP 03-1)                   (105)          --           --
                                                                   --------------------------------
BALANCE, DECEMBER 31                                               $6,453       $6,088       $5,479
                                                                   --------------------------------

The following table shows the carrying amount and accumulated net amortization of the present value of future profits for the years ended December 31, 2004 and 2003.

                                                          2004                             2003
                                             ---------------------------------------------------------------
                                                               Accumulated                      Accumulated
                                                Carrying           Net           Carrying           Net
                                                 Amount        Amortization       Amount        Amortization
                                             ---------------------------------------------------------------
Present value of future profits                   $608             $155            $605             $115
                                             ---------------------------------------------------------------

Net amortization expense for the years ended December 31, 2004, 2003 and 2002 was $40, $39 and $39, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2005                                  $     39
2006                                  $     35
2007                                  $     31
2008                                  $     28
2009                                  $     26
----------------------------------------------

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets", and accordingly ceased all amortization of goodwill. As of December 31, 2004 and December 31, 2003, the carrying amount of goodwill for the Company's Retail Products segment was $119 and the Company's Individual Life segment was $67.

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2004 and 2003.

For a discussion of the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, see Note 7. Except for goodwill, the Company has no material intangible assets with indefinite useful lives.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by, the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Upon adoption of SOP 03-1, the Company recorded a liability for GMDB sold with variable annuity products of $217 and a related GMDB reinsurance recoverable asset of $108. As of December 31, 2004, the liability from GMDB sold with annuity products was $174. The reinsurance recoverable asset, related to GMDB was $64 as of December 31, 2004. During 2004, the Company incurred guaranteed death benefits of $123, and paid guaranteed death benefits of $166. Guaranteed minimum death benefits paid during 2003 were $289. Guaranteed minimum death benefits paid during 2002 were $264.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liability is recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liability as of December 31, 2004:

    - 250 stochastically generated investment performance scenarios

    - Returns, representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 11% for aggressive equities, and a weighted average of 9%

    - Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

    - 80% of the 1983 GAM mortality table was used for mortality assumptions

    - Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

    - Discount rate of 7.5%

The following table provides details concerning GMDB exposure:

                        BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE
                                                                            Retained    Weighted Average
                                                   Account    Net Amount   Net Amount     Attained Age
Maximum anniversary value (MAV) [1]                 Value      at Risk      at Risk       of Annuitant
                                                   -----------------------------------------------------
MAV only                                           $ 61,675     $6,568       $  683            63
With 5% rollup [2]                                    4,204        575          104            62
With Earnings Protection Benefit Rider (EPB) [3]      4,849        228           67            59
With 5% rollup & EPB                                  1,499        124           21            61
Total MAV                                            72,227      7,495          875            63
Asset Protection Benefit (APB) [4]                   17,173          5            4            61
Ratchet [5] (5 years)                                    40          2           --            65
Reset [6] (5-7 years)                                 8,262        640          640            60
Return of Premium [7]/Other                           8,548         18           18            60
Total                                              $106,250     $8,160       $1,537            63
                                                   -----------------------------------------------------

[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] Ratchet: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any specified anniversary before age 85 (adjusted for withdrawals).

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specified percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. In certain contracts, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations are calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2004 and December 31, 2003, the embedded derivative asset recorded for GMWB, before reinsurance, was $129 and $115, respectively. During 2004 and 2003, the change in value of the GMWB, reported in realized gains was $33 and $165 was incurred, respectively. There were no payments made for the GMWB during 2004, 2003 or 2002.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                       As of
                                    December 31,
Asset type                              2004
--------------------------------------------------
Equity securities (including
 mutual funds)                        $88,782
Cash and cash equivalents               7,379
                                  ----------------
                           TOTAL      $96,161
--------------------------------------------------

As of December 31, 2004, approximately 16% of the equity securities above were invested in fixed income securities and approximately 84% were in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2004, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the year ended December 31, 2004:

Balance, beginning of period                $    198
Sales inducements deferred                       141
Amortization charged to income                   (30)
                                            --------
BALANCE AT DECEMBER 31                      $    309
----------------------------------------------------

NOTE 11. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Hartford Financial Services Group, Inc. and its consolidated subsidiaries ("The Hartford") is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and five of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The complaints allege on behalf of a putative class of shareholders that The Hartford and the five named individual defendants, as control persons of The Hartford, "disseminated false and misleading financial statements" by concealing that "[The Hartford] was paying illegal and concealed "contingent commissions" pursuant to illegal 'contingent commission agreements." The class period alleged is November 5, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaints seek damages and attorneys' fees. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

In addition, three putative class actions have been filed in the same court on behalf of participants in The Hartford's 401(k) plan against The Hartford, Hartford Fire Insurance Company, The Hartford's Pension Fund Trust and Investment Committee, The Hartford's Pension Administration Committee, The Hartford's Chief Financial Officer, and John/Jane Does 1-15. The suits assert claims under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), alleging that The Hartford and the other named defendants breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint. The class period alleged is November 5, 2003 through the present. The complaints seek restitution of losses to the plan, declaratory and injunctive relief, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions also have been filed in the same court. The complaints, brought in each case by a shareholder on behalf of The Hartford against its directors and an executive officer, allege that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaints seek damages, injunctive relief, disgorgement, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Seven putative class actions also have been filed by alleged policyholders in federal district courts, one in the Southern District of New York, two in the Eastern District of Pennsylvania, three in the Northern District of Illinois, and one in the Northern District of California, against several brokers and insurers, including The Hartford. These actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act and state law, and in some cases the Racketeer Influenced and Corrupt Organizations Act ("RICO"), arising from the conduct alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. Putative class actions also have been filed in the Circuit Court for Cook County, Illinois, Chancery Division and in the Circuit Court for Seminole County, Florida, Civil Division, on behalf of a class of all persons who purchased insurance from a class of defendant insurers. These state court actions assert unjust enrichment claims and violations of state unfair trade practices acts arising from the conduct alleged in the NYAG Complaint and seek remedies including restitution of premiums, and, in the Cook County action, imposition of a constructive trust, and declaratory and injunctive relief. The class period alleged is 1994 through the present. The Hartford has removed the Cook County action to the United States District Court for the Northern District of Illinois. Pursuant to an order of the Judicial Panel on Multidistrict Litigation, it is likely that most or all of these actions will be transferred to the United States District Court for the District of New Jersey. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BANCORP SERVICES, LLC -- In the third quarter of 2003, Hartford Life Insurance Company and its affiliate International Corporate Marketing Group, LLC settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The settlement provided that The Hartford would pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The settlement resulted in the recording of a $9 after-tax benefit, in the third quarter of 2003, reflecting the Company's portion of the settlement. On March 1, 2004, the Federal Circuit Court of Appeals decided the patent appeal adversely to The Hartford, and on March 22, 2004, The Hartford paid Bancorp an additional $10 in full and final satisfaction of its obligations under the settlement. Because the charge taken in the third quarter of 2003 reflected the maximum amount payable under the settlement, the amount paid in the first quarter of 2004 had no effect on the Company's results of operations.

REINSURANCE ARBITRATION -- On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of The Hartford and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, the Company agreed in principle with the Boards of Directors of the mutual funds to indemnify the mutual funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC, and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict, and The Hartford's ultimate liability, if any, from any such action is not reasonably estimable at this time. If such an action is brought, it could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $36, 31, and $31 for the years ended December 31, 2004, 2003 and 2002, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $15, $12 and $10 for the years ended December 31, 2004, 2003 and 2002, respectively.

Future minimum rental commitments on all operating leases are as follows:

2005                                      $    30
2006                                           27
2007                                           24
2008                                           21
2009                                           18
-------------------------------------------------
Thereafter                                     19
-------------------------------------------------
TOTAL                                     $   139
-------------------------------------------------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During the third quarter of 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during the third quarter of 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. During the fourth quarter of 2004, the IRS issued a Revenue Agent's Report, reflecting the adjustments computed and agreed upon in the prior quarter with respect to the Company's federal taxes for the years under examination. No additional tax adjustments were recorded, as the results reflected in the Report were included in the tax benefit recorded in the third quarter. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

UNFUNDED COMMITMENTS

At December 31, 2004, Hartford Life Insurance Company has outstanding commitments totaling $389, of which $196 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $193 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to 3 years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the fund are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer is engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state. There were no guaranty fund assessment payments or refunds in 2004 and 2003. There were guaranty fund assessment refunds of $2 in 2002.

NOTE 12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 3%, 21%, and 1% in 2004, 2003 and 2002, respectively.

Income tax expense (benefit) is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Current                     $   (34)      $    13       $     4
Deferred                         63           155            (2)
                            -----------------------------------
   INCOME TAX EXPENSE       $    29       $   168       $     2
                            -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Tax provision at the
 U.S.federal
 statutory rate             $   354       $   278       $   150
Dividends received
 deduction                     (132)          (87)          (63)
IRS audit settlement
 (See Note 11)                 (191)           --           (76)
Tax adjustment                   (2)          (21)           --
Foreign related
 investments                     (2)           (4)           (6)
Other                             2             2            (3)
                            -----------------------------------
                TOTAL       $    29       $   168       $     2
                            -----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                    2004      2003
                                   -----------------
DEFERRED TAX ASSETS
Tax basis deferred policy
 acquisition costs                 $  607    $  638
Employee benefits                      --         5
Net operating loss carryforward        --        17
Minimum tax credits                   126        80
Foreign tax credit carryovers           6        27
Other                                  36        --
                                   -----------------
        TOTAL DEFERRED TAX ASSETS     775       767
DEFERRED TAX LIABILITIES
Financial statement deferred
 policy acquisition costs and
 reserves                            (677)     (713)
Net unrealized gains on
 securities                          (669)     (535)
Employee benefits                     (16)       --
Investment related items and
 other                                (51)       (5)
                                   -----------------
TOTAL DEFERRED TAX LIABILITIES     (1,413)   (1,253)
                                   -----------------
TOTAL DEFERRED TAX
 ASSET/(LIABILITY)                 $ (638)   $ (486)
                                   -----------------

Hartford Life Insurance Company had a current tax receivable of $121 and $141 as of December 31, 2004 and 2003, respectively.
In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $104 as of December 31, 2004. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the potential tax of $37 on such a distribution.

NOTE 13. STATUTORY RESULTS

                                  For the years ended
                                      December 31,
                            --------------------------------
                             2004         2003         2002
                            --------------------------------
Statutory net income
 (loss)                     $  536       $  801       $ (305)
                            --------------------------------
Statutory capital and
 surplus                    $3,191       $3,115       $2,354
                            --------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2004, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2005, without prior approval, is $498.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to Hartford Life Insurance Company, was $20, $19 and $10 in 2004, 2003 and 2002, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $8, $6 and $5 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 15. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2004 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2004, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(62).
During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by Hartford Life Insurance KK, a wholly owned Japanese subsidiary of HLA and subsequently reinsured to the Company. As of December 31, 2004, $522 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 16. QUARTERLY RESULTS FOR 2004 AND 2003 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2004      2003      2004      2003      2004      2003      2004      2003
                                     ------------------------------------------------------------------------------
Revenues                              $1,394    $1,018    $1,340    $1,186    $1,453    $1,449    $1,488    $1,215
Benefits, claims and expenses [1]      1,121       888     1,097       970     1,205     1,229     1,240       987
Net income [1],[2],[3]                   181       100       180       189       395       167       209       170
                                     ------------------------------------------------------------------------------

[1] Included in the quarter ended September 30, 2003 is an after-tax benefit of $9 related to the Bancorp litigation dispute.

[2] Included in the quarter ended June 30, 2003 is a $23 tax benefit primarily related to the favorable treatment of certain tax items arising during the 1996-2000 tax years.

[3] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.

                                     PART C

                                OTHER INFORMATION

Item 26. Exhibits

         (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)  Not Applicable.

         (c)  Principal Underwriting Agreement.(1)

         (d)  Form of Flexible Premium Variable Life Insurance Policy.(1)

         (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

         (f) Certificate of Incorporation of Hartford(2) and Bylaws of Hartford.(3)

         (g)  Contracts of Reinsurance.(3)

         (h)  Form of Participation Agreement.(3)

         (i)  Not Applicable.

         (j)  Not Applicable.

         (k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.

         (l)  Not Applicable.

         (m)  Not Applicable.

         (n)  Consent of Deloitte & Touche LLP.

         (o)  No financial statement will be omitted.

         (p)  Not Applicable.

         (q)  Memorandum describing transfer and redemption procedures.(1)

         (r)  Copy of Power of Attorney.

--------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

Item 27.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Scott R. Sanderson                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Jerry K. Scheinfeldt                         Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President and General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

----------
  *  Denotes Board of Directors of Hartford.

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, File No. 333-50280, filed on April 5, 2005.

Item 29.  Indemnification

       Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
       Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

       Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

            A.  conducted himself in good faith;

            B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

            C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

        2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

            A.  conducted himself in good faith;

            B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

            C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

            Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

         (a) Hartford Equity Sales Company ("HESCO") acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I
              Hartford Life Insurance Company - Separate Account VL II
              Hartford Life Insurance Company - ICMG Secular Trust Separate Account
              Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
              Hartford Life and Annuity Insurance Company - Separate Account VL
              I
              Hartford Life and Annuity Insurance Company - Separate Account VL
              II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                    POSITIONS AND OFFICES
                  NAME                                 WITH UNDERWRITER
                  ----                              ---------------------


              David A. Carlson          Senior Vice President and Deputy Chief
                                        Financial Officer
              Richard G. Costello       Vice President and Secretary
              Timothy M. Fitch          Senior Vice President and Actuary
              George R. Jay             Chief Broker-Dealer Compliance Officer
              Michael L. Kalen          Executive Vice President, Director
              Joseph F. Mahoney         Vice President
              Thomas M. Marra           President and Chief Executive Officer,
                                        Director
              John C. Walters           Executive Vice President
              Neal S. Wolin             Executive Vice President and General
                                        Counsel

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 31. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 32. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 33. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 28th day of October, 2005.


HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By: Thomas M. Marra                               *By: /s/ Jerry K. Scheinfeldt
    ---------------------------------------------      ----------------------
    Thomas M. Marra, President, Chief Executive            Jerry K. Scheinfeldt
    Officer and Chairman of the Board*                     Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
    ---------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.



David A. Carlson, Senior Vice President &
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief     *By: /s/ Jerry K. Scheinfeldt
     Accounting Officer*                           -----------------------------
John C. Walters, Executive Vice President,                  Jerry K. Scheinfeldt
     Director*                                              Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*             Date: October 28, 2005
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*



33-53692

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.

1.2  Consent of Deloitte & Touche LLP.

1.3  Copy of Power of Attorney.